UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 25.7%
Automotive – 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc.(a)
$200,000	8.000%		06/15/19	$ 211,500
Ford Motor Credit Co. LLC
375,000	5.000		05/15/18	406,824
500,000	5.875		08/02/21	578,253
General Motors Financial Co., Inc.
275,000	3.250		05/15/18	275,688
375,000	3.500		07/10/19	382,031

				1,854,296

Banks – 5.9%
Abbey National Treasury Services PLC
925,000	4.000		04/27/16	959,011
American Express Co.(a)(b)
650,000	6.800		09/01/66	681,688
Australia & New Zealand Banking Group Ltd.(c)
350,000	4.500		03/19/24	357,287
Banco Nacional de Costa Rica(c)
260,000	6.250		11/01/23	258,700
Bank of America Corp.
625,000	4.125		01/22/24	656,385
575,000	4.000		04/01/24	598,734
300,000	6.250	(a)(b)	09/29/49	297,000
175,000	6.500	(a)(b)	10/23/49	178,500
Bank of Montreal(c)
500,000	2.850		06/09/15	505,003
Barclays Bank PLC
425,000	2.500		02/20/19	429,908
Canadian Imperial Bank of Commerce(c)
300,000	2.600		07/02/15	303,061
Citigroup, Inc.
305,000	6.125		11/21/17	340,326
325,000	6.300	(a)(b)	05/15/49	320,125
Compass Bank
275,000	1.850	(a)	09/29/17	274,125
475,000	5.500		04/01/20	516,993
Credit Suisse AG(c)
250,000	6.500		08/08/23	272,019
Credit Suisse Group AG(a)(b)(c)
300,000	6.250		12/11/49	286,500
350,000	7.500		12/18/49	362,250
Fifth Third Bancorp
300,000	3.625		01/25/16	308,080
HSBC Holdings PLC(a)(b)
300,000	6.375		12/29/49	303,000
ING Bank NV(a)(b)
700,000	4.125		11/21/23	711,252
Intesa Sanpaolo SPA
475,000	2.375		01/13/17	478,726
1,150,000	3.875		01/16/18	1,195,821
325,000	5.017	(c)	06/26/24	315,300
Lloyds Bank PLC
350,000	2.300		11/27/18	351,875
Macquarie Bank Ltd.(c)
125,000	2.600		06/24/19	126,047
400,000	6.625		04/07/21	461,761
MUFG Capital Finance 1 Ltd.(a)(b)
450,000	6.346		07/29/49	477,540
Northern Rock Asset Management PLC(c)
1,700,000	5.625		06/22/17	1,868,075

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
PNC Preferred Funding Trust II(a)(b)(c)
$800,000	1.463%		03/29/49	$ 752,000
Regions Financial Corp.
325,000	5.750		06/15/15	331,750
Royal Bank of Scotland PLC
675,000	2.550		09/18/15	681,758
300,000	9.500	(a)(b)	03/16/22	340,925
Santander Bank NA
400,000	8.750		05/30/18	475,722
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	280,788
Sumitomo Mitsui Financial Group, Inc.(c)
725,000	4.436		04/02/24	750,659
The Bank of Nova Scotia(c)
200,000	1.650		10/29/15	201,805

				18,010,499

Brokerage – 0.7%
Morgan Stanley, Inc.
325,000	3.875		04/29/24	333,472
1,625,000	3.700		10/23/24	1,645,812

				1,979,284

Building Materials(a)(c) – 0.1%
HD Supply, Inc.
300,000	5.250		12/15/21	305,250

Chemicals – 0.9%
Ashland, Inc.(a)
575,000	4.750		08/15/22	575,000
Eastman Chemical Co.(a)
500,000	3.800		03/15/25	505,239
Ecolab, Inc.
425,000	3.000		12/08/16	438,123
200,000	5.500		12/08/41	237,109
Huntsman International LLC(a)
575,000	4.875		11/15/20	570,688
LyondellBasell Industries NV(a)
300,000	5.000		04/15/19	325,564
The Mosaic Co.(a)
180,000	4.250		11/15/23	190,057

				2,841,780

Consumer Products – 0.3%
Avon Products, Inc.
725,000	4.600		03/15/20	658,546
Sally Holdings LLC(a)
125,000	6.875		11/15/19	132,812

				791,358

Electric – 0.5%
Arizona Public Service Co.
375,000	8.750		03/01/19	472,503
Consumers Energy Co.(a)
850,000	3.950		05/15/43	875,232
Puget Sound Energy, Inc.(a)(b)
250,000	6.974		06/01/67	257,500

				1,605,235

Energy – 1.3%
Anadarko Petroleum Corp.
325,000	6.450		09/15/36	387,237

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Brazil Minas SPE via State of Minas Gerais
$420,000	5.333%	02/15/28	$ 414,750
ConocoPhillips Co.(a)
200,000	3.350	11/15/24	201,248
225,000	4.150	11/15/34	231,145
Nexen Energy ULC
265,000	6.400	05/15/37	328,847
Petrobras Global Finance BV
430,000	4.875	03/17/20	398,008
30,000	6.250	03/17/24	28,449
Petroleos de Venezuela SA
210,000	6.000	05/16/24	79,275
170,000	6.000	11/15/26	62,050
70,000	5.375	04/12/27	25,025
20,000	5.500	04/12/37	7,000
Petroleos Mexicanos
240,000	6.375	01/23/45	270,000
PTTEP Canada International Finance Ltd.(c)
460,000	5.692	04/05/21	515,557
Transocean, Inc.
350,000	6.500	11/15/20	329,000
Transportadora de Gas Internacional SA ESP(a)
330,000	5.700	03/20/22	344,850
Weatherford International Ltd.
400,000	9.625	03/01/19	474,171

			4,096,612

Food & Beverage – 1.1%
Constellation Brands, Inc.
50,000	3.750	05/01/21	49,750
900,000	6.000	05/01/22	992,250
Pernod-Ricard SA(c)
525,000	5.750	04/07/21	599,724
SABMiller Holdings, Inc.(c)
200,000	4.950	01/15/42	225,300
Suntory Holdings Ltd.(c)
550,000	2.550	09/29/19	551,060
Sysco Corp.(a)
925,000	3.500	10/02/24	948,809

			3,366,893

Food & Drug Retailers(a) – 0.5%
CVS Health Corp.
250,000	4.125	05/15/21	268,900
525,000	3.375	08/12/24	529,254
Walgreens Boots Alliance, Inc.
475,000	2.700	11/18/19	477,427
350,000	3.800	11/18/24	356,401

			1,631,982

Gaming – 0.2%
MGM Resorts International
475,000	6.750	10/01/20	498,750

Health Care - Services(a) – 0.1%
CHS/Community Health Systems, Inc.
100,000	8.000	11/15/19	106,750
HCA Holdings, Inc.
25,000	7.750	05/15/21	26,688

			133,438

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Health Care Products – 0.3%
Becton Dickinson & Co.
$475,000	2.675%		12/15/19	$ 480,045
Medtronic, Inc.(c)
175,000	2.500		03/15/20	175,973
325,000	3.150		03/15/22	329,713

				985,731

Home Construction – 0.3%
MDC Holdings, Inc.
500,000	5.625		02/01/20	523,279
200,000	5.500	(a)	01/15/24	194,272
375,000	6.000	(a)	01/15/43	311,640

				1,029,191

Life Insurance(c) – 0.4%
Teachers Insurance & Annuity Association of America
420,000	4.900		09/15/44	468,026
The Northwestern Mutual Life Insurance Co.
500,000	6.063		03/30/40	646,311

				1,114,337

Media - Cable – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
200,000	7.000		01/15/19	207,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
725,000	3.800		03/15/22	736,228
850,000	4.450	(a)	04/01/24	890,194
700,000	3.950	(a)	01/15/25	710,569
DISH DBS Corp.
525,000	6.750		06/01/21	563,062
Time Warner Cable, Inc.
850,000	7.300		07/01/38	1,178,079
375,000	5.500	(a)	09/01/41	429,355
Videotron Ltd.
825,000	5.000		07/15/22	839,437

				5,554,674

Media - Non Cable – 0.7%
21st Century Fox America, Inc.
600,000	3.000		09/15/22	594,929
200,000	3.700	(a)(c)	09/15/24	206,059
NBCUniversal Media LLC
750,000	4.375		04/01/21	825,228
Nielsen Finance LLC/Nielsen Finance Co.(a)
525,000	4.500		10/01/20	526,969

				2,153,185

Metals & Mining – 0.7%
Alcoa, Inc.(a)
300,000	5.125		10/01/24	316,500
CITIC Ltd.
400,000	6.800		01/17/23	462,307
Freeport-McMoRan, Inc.(a)
550,000	5.400		11/14/34	526,917
Glencore Finance Canada Ltd.(c)
880,000	2.700		10/25/17	890,302

				2,196,026

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – 0.4%
GE Capital Trust I(a)(b)
	$458,000	6.375%		11/15/67	$ 490,060
General Electric Capital Corp.
MXN	1,000,000	8.500		04/06/18	74,828
	$175,000	5.875		01/14/38	221,115
International Lease Finance Corp.(c)
	200,000	6.750		09/01/16	214,000
	300,000	7.125		09/01/18	336,000

					1,336,003

Packaging – 0.5%
Ball Corp.
	225,000	5.000		03/15/22	231,750
Reynolds Group Issuer, Inc.(a)
	575,000	5.750		10/15/20	589,375
Sealed Air Corp.(a)(c)
	525,000	8.375		09/15/21	589,313

					1,410,438

Paper(a)(c) – 0.3%
Sappi Papier Holding GmbH
	550,000	7.750		07/15/17	595,970
	325,000	8.375		06/15/19	350,849

					946,819

Pharmaceuticals – 1.2%
Actavis Funding SCS(a)
	625,000	4.850		06/15/44	632,970
Bayer US Finance LLC(c)
	750,000	3.000		10/08/21	756,097
Forest Laboratories, Inc.(c)
	1,050,000	4.375		02/01/19	1,109,188
	425,000	5.000	(a)	12/15/21	460,201
Valeant Pharmaceuticals International, Inc.(a)(c)
	575,000	6.750		08/15/18	610,938

					3,569,394

Pipelines – 1.2%
El Paso LLC
	500	7.750		01/15/32	611
Enterprise Products Operating LLC(a)(b)
	775,000	8.375		08/01/66	832,156
	375,000	7.034		01/15/68	406,875
Kinder Morgan, Inc.(a)(c)
	725,000	5.000		02/15/21	754,591
Southern Star Central Gas Pipeline, Inc.(c)
	300,000	6.000		06/01/16	315,007
TransCanada PipeLines Ltd.(a)(b)
	875,000	6.350		05/15/67	844,375
Williams Partners LP(a)
	625,000	3.900		01/15/25	596,237

					3,749,852

Property/Casualty Insurance(a) – 0.0%
American International Group, Inc.
	125,000	4.500		07/16/44	130,897

Real Estate Investment Trust – 2.1%
American Campus Communities Operating Partnership LP(a)
	800,000	3.750		04/15/23	798,620

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
ARC Properties Operating Partnership LP(a)
$575,000	3.000%		02/06/19	$ 521,812
CBRE Services, Inc.(a)
500,000	5.250		03/15/25	510,000
DDR Corp.
755,000	7.500		04/01/17	847,713
Education Realty Operating Partnership LP(a)
750,000	4.600		12/01/24	768,325
ERP Operating LP(a)
700,000	4.500		07/01/44	731,809
HCP, Inc.
525,000	6.000		01/30/17	571,745
Healthcare Realty Trust, Inc.
550,000	6.500		01/17/17	600,670
Senior Housing Properties Trust(a)
300,000	3.250		05/01/19	301,865
Trust F/1401(c)
300,000	5.250		12/15/24	306,000
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(c)
500,000	3.750		09/17/24	507,406

				6,465,965

Retailers(a) – 0.2%
Amazon.com, Inc.
625,000	3.300		12/05/21	636,571

Schools – 0.1%
Rensselaer Polytechnic Institute
350,000	5.600		09/01/20	399,419

Technology – 0.5%
Hewlett-Packard Co.
525,000	3.000		09/15/16	538,402
375,000	2.600		09/15/17	381,594
300,000	2.750		01/14/19	301,643
Tech Data Corp.
400,000	3.750		09/21/17	413,370

				1,635,009

Transportation(c) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
750,000	2.875		07/17/18	762,383

Wireless Telecommunications – 0.5%
American Tower Corp.
300,000	3.400		02/15/19	305,362
Crown Castle International Corp.
575,000	5.250		01/15/23	585,063
Sprint Communications, Inc.(c)
550,000	7.000		03/01/20	591,250

				1,481,675

Wirelines Telecommunications – 2.0%
AT&T, Inc.
550,000	2.950		05/15/16	563,603
Frontier Communications Corp.
395,000	7.125		03/15/19	431,537
Level 3 Financing, Inc.(a)
100,000	9.375		04/01/19	106,000
50,000	8.125		07/01/19	53,125
Verizon Communications, Inc.
275,000	2.625	(c)	02/21/20	273,933
1,500,000	4.500		09/15/20	1,628,931
1,350,000	5.150		09/15/23	1,491,959

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
Verizon Communications, Inc. – (continued)
	$1,150,000	4.150	%(a)	03/15/24	$ 1,187,903
	266,000	6.550		09/15/43	340,249

					6,077,240

TOTAL CORPORATE OBLIGATIONS					$ 78,750,186

Mortgage-Backed Obligations – 26.2%
Adjustable Rate Non-Agency(b) – 1.2%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	974,130	0.499%		09/20/66	$ 1,146,746
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
	634,458	0.379		09/20/66	742,297
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
	$693,567	0.310		07/25/47	591,381
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	166,022	0.963		09/13/45	246,795
Granite Mortgages PLC Series 2003-3, Class 3A
	40,387	0.938		01/20/44	62,758
Lehman XS Trust Series 2007-4N, Class 1A1
	$181,215	0.300		03/25/47	167,704
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	356,492	1.315		12/25/46	288,425
Quadrivio Finance Series 2011-1, Class A1
EUR	308,355	0.708		07/25/60	372,404

TOTAL ADJUSTABLE RATE NON-AGENCY					$ 3,618,510

Collateralized Mortgage Obligations – 4.0%
Inverse Floaters(b) – 0.1%
FNMA REMIC Series 2010-126, Class LS
	$1,258,740	4.844%		11/25/40	$ 228,723
GNMA REMIC Series 2013-113, Class SD
	889,341	6.539		08/16/43	146,276

					374,999

Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
	147,169	5.500		08/25/35	164,304

Sequential Fixed Rate – 1.6%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
	1,500,000	4.317		11/25/19	1,648,916
FNMA REMIC Series 2011-52, Class GB
	1,025,000	5.000		06/25/41	1,134,326
FNMA REMIC Series 2012-111, Class B
	134,697	7.000		10/25/42	153,666
FNMA REMIC Series 2012-153, Class B
	309,686	7.000		07/25/42	355,782
NCUA Guaranteed Notes Series 2010-C1, Class APT
	1,048,898	2.650		10/29/20	1,070,389
NCUA Guaranteed Notes Series A4
	600,000	3.000		06/12/19	629,727

					4,992,806

Sequential Floating Rate(b) – 2.2%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
	225,000	5.638		04/10/49	243,316

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
$1,828,333	0.405%	11/25/36	$ 1,014,564
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
2,875,793	0.435	08/25/36	1,973,510
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
1,200,000	3.060	07/25/23	1,239,315
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
600,000	3.034	10/25/20	626,947
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
116,863	1.355	07/25/24	115,581
FNMA REMIC Series 2011-63, Class FG
321,860	0.620	07/25/41	324,121
FREMF Mortgage Trust Series 2014-K40, Class C(c)
600,000	4.072	09/25/25	588,948
FREMF Mortgage Trust Series 2014-K41, Class B
400,000	3.830	11/25/47	386,184
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	53,316
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,137

			6,613,939

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 12,146,048

Federal Agencies – 21.0%
Adjustable Rate FHLMC(b) – 0.0%
$101,695	2.286%	09/01/35	$ 109,003

FHLMC – 1.5%
20,341	5.000	05/01/18	21,406
383,753	6.000	08/01/27	434,459
38,053	5.000	08/01/33	42,123
7,184	5.000	09/01/33	7,952
10,242	5.000	10/01/33	11,338
6,245	6.000	12/01/33	7,188
8,498	5.000	11/01/34	9,401
523,896	5.000	12/01/34	579,576
14,324	5.000	07/01/35	15,847
12,428	5.000	11/01/35	13,757
75,923	6.500	08/01/37	85,745
212,167	6.500	10/01/37	239,539
22,632	6.500	09/01/38	25,500
451,251	6.000	01/01/39	510,086
389,455	7.000	02/01/39	446,839
125,134	5.000	03/01/39	137,926
36,658	5.000	05/01/39	40,406
61,780	5.000	04/01/40	68,342
12,671	5.000	08/01/40	13,995
1,634,001	5.500	08/01/40	1,822,079
10,781	5.000	04/01/41	11,933
11,409	5.000	06/01/41	12,628

			4,558,065

FNMA – 18.6%
932,237	3.070	12/01/17	962,655
740,116	2.800	03/01/18	766,622
4,300	6.000	12/01/18	4,868
1,600,000	4.506	06/01/19	1,736,075
54,064	6.000	06/01/21	58,392
65,172	5.000	08/01/23	70,871

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$35,696	5.500%	09/01/23	$ 38,933
20,649	5.500	10/01/23	22,533
152,593	5.000	02/01/24	165,843
778,828	5.500	05/01/25	823,822
63	6.000	03/01/32	72
92,180	6.000	12/01/32	105,735
1,505	5.000	01/01/33	1,667
1,895	5.500	03/01/33	2,131
155,282	5.500	04/01/33	175,350
263	6.000	05/01/33	302
4,813	5.000	08/01/33	5,325
10,079	5.500	09/01/33	11,341
44,756	5.500	12/01/33	50,586
234	6.000	12/01/33	269
64,688	5.500	02/01/34	72,756
18,356	6.000	02/01/34	21,055
3,057	5.500	03/01/34	3,437
6,196	5.500	04/01/34	6,971
374,911	5.500	05/01/34	421,608
7,765	5.500	09/01/34	8,746
4,032	5.500	10/01/34	4,557
30,646	5.500	11/01/34	34,464
10,699	5.500	12/01/34	12,093
13,243	5.500	02/01/35	14,892
54,644	5.000	04/01/35	60,761
168	6.000	04/01/35	191
8,975	5.500	05/01/35	10,064
3,246	5.500	07/01/35	3,654
624,963	6.000	07/01/35	709,389
2,116	5.500	09/01/35	2,394
234,034	6.000	09/01/35	265,650
6,081	6.000	03/01/36	6,919
8,147	5.500	04/01/36	9,135
11,941	6.000	04/01/36	13,586
150,787	6.000	06/01/36	170,809
63,993	5.500	09/01/36	71,963
142	5.500	02/01/37	160
208	5.500	04/01/37	235
200	5.500	05/01/37	225
36,500	6.000	12/01/37	41,336
21,886	5.500	02/01/38	24,540
2,314	6.000	02/01/38	2,621
367	5.500	03/01/38	413
114,187	6.000	03/01/38	129,320
172,344	6.000	05/01/38	195,212
230	5.500	06/01/38	259
332	5.500	07/01/38	374
386	5.500	08/01/38	435
310	5.500	09/01/38	348
454,325	6.000	10/01/38	514,535
484,386	6.000	11/01/38	547,979
132	5.500	12/01/38	148
115,953	6.000	12/01/38	131,350
456,394	4.500	02/01/39	495,468
620,727	6.000	02/01/39	702,780
411,318	4.500	03/01/39	446,533
262,323	7.000	03/01/39	301,326
25,386	4.500	04/01/39	27,885
291,880	4.500	06/01/39	316,870
5,920	5.500	06/01/39	6,663
723,719	6.000	07/01/39	819,631
27,103	4.500	08/01/39	29,792
736,101	6.000	09/01/39	833,645
52,075	6.000	10/01/39	58,990
5,220	5.500	11/01/39	5,833
311,787	4.500	12/01/39	342,722

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$137,049	6.000%	01/01/40	$ 155,204
417,214	4.500	06/01/40	453,296
152,914	6.000	10/01/40	173,171
1,309,652	6.000	05/01/41	1,483,149
151,272	4.500	08/01/41	164,579
579,961	3.000	08/01/42	590,137
509,452	3.000	09/01/42	518,744
74,720	3.000	10/01/42	76,088
270,460	3.000	11/01/42	275,158
3,246,847	3.000	12/01/42	3,301,832
2,613,208	3.000	01/01/43	2,658,512
1,118,858	3.000	02/01/43	1,138,295
444,788	3.000	03/01/43	452,658
730,111	3.000	04/01/43	743,030
320,151	3.000	05/01/43	325,817
88,653	3.000	06/01/43	90,222
788,102	3.000	07/01/43	802,048
14,000,000	3.500	TBA-30yr(d)	14,566,016
12,000,000	4.000	TBA-30yr(d)	12,790,000
2,000,000	4.500	TBA-30yr(d)	2,171,719
1,000,000	5.000	TBA-30yr(d)	1,104,844

			56,940,633

GNMA – 0.9%
207,925	3.950	07/15/25	220,682
108,651	5.500	11/15/32	123,500
86,624	5.500	01/15/33	98,317
94,780	5.500	02/15/33	107,574
98,379	5.500	03/15/33	111,658
115,254	5.500	07/15/33	130,476
61,362	5.500	08/15/33	69,645
49,187	5.500	09/15/33	55,827
50,923	5.500	04/15/34	57,741
62,069	5.500	05/15/34	70,378
551,299	5.500	09/15/34	625,109
412,864	5.500	12/15/34	468,139
447,295	5.500	01/15/35	502,793
2,584	5.500	05/15/36	2,903
69,762	5.000	11/15/40	78,007

			2,722,749

TOTAL FEDERAL AGENCIES			$ 64,330,450

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 80,095,008

Agency Debentures – 2.9%
FFCB
$1,400,000	3.500%	12/20/23	$ 1,519,797
FHLB
2,400,000	4.625	09/11/20	2,743,915
1,200,000	3.000	09/10/21	1,259,351
400,000	5.375	08/15/24	495,131
FHLMC
400,000	2.375	01/13/22	405,773
FNMA
800,000	6.250	05/15/29	1,123,289
Tennessee Valley Authority
1,200,000	3.875	02/15/21	1,322,417

TOTAL AGENCY DEBENTURES			$ 8,869,673

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – 8.0%
Collateralized Loan Obligations – 7.9%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)(c)
	$2,772,034	0.882%	11/01/18	$ 2,752,286
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
	2,600,000	1.458	04/18/24	2,496,260
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
	400,000	0.730	10/14/22	391,639
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
	2,650,000	1.146	10/14/22	2,587,990
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
	1,250,000	1.452	11/21/22	1,232,250
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(b)(c)
	629,990	0.473	07/31/21	625,342
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
	2,200,000	1.473	11/22/23	2,153,580
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(c)
	1,650,000	1.618	04/17/25	1,605,120
Red River CLO Ltd. Series 1A, Class A(b)(c)
	1,268,473	0.502	07/27/18	1,262,074
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
	1,850,000	1.744	07/25/26	1,815,960
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
	5,791,511	0.457	08/01/22	5,710,985
York CLO Ltd. Series 2014-1A, Class A(b)(c)
	1,500,000	1.793	01/22/27	1,487,100

				24,120,586

Home Equity(b) – 0.1%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2
	7,141	0.970	10/27/32	6,796
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1
	4,923	0.815	10/25/32	4,785
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1
	219,649	0.955	12/25/42	219,906
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1
	1,576	0.775	01/25/32	1,368
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	115,838	7.000	09/25/37	115,955
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	50,370	6.781	09/25/37	50,801
Home Equity Asset Trust Series 2002-1, Class A4
	257	0.755	11/25/32	233
Renaissance Home Equity Loan Trust Series 2003-2, Class A
	1,491	1.035	08/25/33	1,413
Renaissance Home Equity Loan Trust Series 2003-3, Class A
	4,529	0.655	12/25/33	4,348

				405,605

TOTAL ASSET-BACKED SECURITIES				$ 24,526,191

Foreign Debt Obligations – 4.1%
Sovereign – 3.9%
Dominican Republic
DOP	500,000	14.500%	02/10/23	$ 12,359
	$280,000	6.600 (c)	01/28/24	298,900
	191,000	8.625	04/20/27	224,425
Federal Republic of Brazil
	260,000	4.250	01/07/25	260,000

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Italy Buoni Poliennali Del Tesoro
EUR	590,000	1.150%		05/15/17	$ 722,564
	380,000	4.500		02/01/18	512,928
	686,941	2.350		09/15/19	897,317
	140,000	5.000		09/01/40	223,676
Republic of Argentina(b)
	86,000	0.000		12/15/35	7,232
	$2,445,000	0.000		12/15/35	178,485
Republic of Colombia
	530,000	4.000		02/26/24	541,925
Republic of Turkey
	820,000	6.250		09/26/22	937,875
Republic of Venezuela
	50,000	6.000		12/09/20	21,125
	40,000	9.000		05/07/23	18,200
	130,000	8.250		10/13/24	57,200
	110,000	7.650		04/21/25	47,575
	60,000	9.250		09/15/27	28,350
	100,000	9.250		05/07/28	44,500
	20,000	7.000		03/31/38	8,250
Russian Federation
	200,000	4.875		09/16/23	176,500
	353,700	7.500	(e)	03/31/30	367,141
Spain Government Bond
EUR	350,000	2.100		04/30/17	439,137
	450,000	0.500		10/31/17	543,276
	760,000	4.500		01/31/18	1,027,658
	340,000	4.400	(c)	10/31/23	508,948
	10,000	5.150	(c)	10/31/44	17,302
Spain Government Inflation Linked Bond(c)
	430,963	0.550		11/30/19	525,337
United Mexican States
MXN	4,549,880	0.000	(f)	01/15/15	307,722
	798,900	0.000	(f)	03/05/15	53,815
	5,862,980	0.000	(f)	03/12/15	395,243
	5,881,600	0.000	(f)	03/19/15	395,785
	2,815,570	0.000	(f)	03/26/15	189,616
	8,772,880	0.000	(f)	04/01/15	589,691
	2,128,400	6.500		06/10/21	151,589
	186,400	8.000		12/07/23	14,550
	4,356,000	7.500		06/03/27	330,495
	1,065,300	8.500		05/31/29	87,500
	$660,000	4.750		03/08/44	691,350

					11,855,541

Supranational – 0.2%
Inter-American Development Bank
	700,000	1.000		02/27/18	679,402

TOTAL FOREIGN DEBT OBLIGATIONS					$ 12,534,943

Structured Note – 0.5%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	4,108,663	6.000%		08/15/40	$ 1,510,021

Municipal Debt Obligations – 1.4%
California – 0.4%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%		04/01/39	$ 324,070
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950		03/01/36	772,644

					1,096,714

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
$500,000	7.350%		07/01/35	$ 588,125
Illinois State GO Bonds Taxable-Pension Series 2003
115,000	5.100		06/01/33	114,159

				702,284

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270		02/15/50	320,000

Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
30,000	6.000		07/01/38	21,648
45,000	6.000		07/01/44	31,846
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
20,000	5.750		07/01/37	14,248
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
20,000	5.000		07/01/33	13,759
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
10,000	5.750		07/01/41	7,178
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
10,000	5.750		07/01/38	7,276
10,000	6.000		07/01/39	7,337
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
1,060,000	5.750		07/01/28	801,434
70,000	5.500		07/01/39	50,751
20,000	5.000		07/01/41	13,667
Puerto Rico Commonwealth GO Bonds Series 2007 A
15,000	5.250		07/01/37	10,607
Puerto Rico Commonwealth GO Bonds Series 2014 A
315,000	8.000		07/01/35	274,466
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	7,385
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)
15,000	0.000		08/01/37	2,066
15,000	0.000		08/01/38	1,892
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
105,000	5.250		08/01/27	82,860
135,000	0.000	(f)	08/01/32	102,674
95,000	5.750		08/01/37	70,540
15,000	6.375		08/01/39	11,888
235,000	6.000		08/01/42	177,183
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
50,000	0.000	(f)	08/01/33	27,881
70,000	5.500		08/01/37	51,022
55,000	5.375		08/01/39	38,503
180,000	5.500		08/01/42	127,930
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
15,000	5.375		08/01/38	10,561
15,000	6.000		08/01/39	11,368
245,000	5.250		08/01/41	170,638
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
45,000	5.000		08/01/43	29,990
30,000	5.250		08/01/43	20,707

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
$95,000	5.500%	08/01/28	$ 75,280
15,000	6.125	08/01/29	12,347

			2,286,932

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 4,405,930

Government Guarantee Obligations(g) – 1.8%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%	10/30/20	$ 1,632,000
Israel Government AID Bond
2,000,000	5.500	09/18/23	2,474,854
300,000	5.500	12/04/23	371,947
650,000	5.500	04/26/24	809,383
40,000	5.500	09/18/33	53,769

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 5,341,953

U.S. Treasury Obligations – 19.5%
United States Treasury Bill(f)
$30,000,000	0.000%	07/02/15	$ 29,981,042
United States Treasury Bonds
600,000	3.625	08/15/43	706,080
1,900,000	3.750 (h)	11/15/43	2,285,263
3,500,000	3.625 (h)	02/15/44	4,121,250
2,900,000	3.375	05/15/44	3,266,908
2,500,000	3.000	11/15/44	2,627,150
United States Treasury Inflation Protected Securities
1,363,856	0.125	01/15/22	1,329,541
408,136	0.375	07/15/23	404,373
1,658,786	0.625	01/15/24	1,669,668
764,138	1.375	02/15/44	868,610
United States Treasury Notes
8,400,000	0.500	06/30/16	8,401,679
3,400,000	1.750	09/30/19	3,418,326
700,000	2.500	05/15/24	720,615

TOTAL U.S. TREASURY OBLIGATIONS			$ 59,800,505

Shares	Description	Value
Investment Company(i) – 23.6%
72,242,057	Goldman Sachs Financial Square Government Fund	$ 72,242,057

TOTAL INVESTMENTS – 113.7%		$348,076,467

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.7)%		(41,823,175)

NET ASSETS – 100.0%		$306,253,292

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $40,615,904, which represents approximately 13.3% of net assets as of December 31, 2014.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $30,632,579 which represents approximately 10.0% of net assets as of December 31, 2014.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,341,953, which represents approximately 1.8% of net assets as of December 31, 2014.

(h)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an Affiliated Fund.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	03/18/15	$260,503	$2,266
	IDR/USD	01/20/15	112,408	6,008
	JPY/USD	03/18/15	125,447	1,447
	USD/AUD	03/18/15	481,368	11,237
	USD/CHF	03/18/15	674,498	8,502
	USD/COP	01/09/15	153,776	11,144
	USD/EUR	03/18/15	825,241	24,393
	USD/JPY	03/18/15	493,008	3,992
Barclays Bank PLC	CAD/USD	03/18/15	260,384	384
	CNH/USD	03/18/15	282,741	963
	EUR/PLN	03/18/15	265,602	3,222
	GBP/EUR	03/18/15	491,633	5,619
	NOK/EUR	03/18/15	128,357	7,646
	USD/AUD	03/18/15	440,507	22,873
	USD/CNH	03/18/15	494,978	4,022
	USD/EUR	03/18/15	228,777	6,364
	USD/MYR	01/09/15	75,044	224
	USD/SGD	03/18/15	212,893	4,409
	USD/ZAR	03/18/15	121,711	2,289
BNP Paribas SA	GBP/EUR	03/18/15	1,035,335	12,719
	MYR/USD	01/20/15	133,099	99
	USD/CHF	03/18/15	1,301,241	36,759
	USD/JPY	03/18/15	372,781	6,219
Citibank NA (London)	USD/BRL	01/15/15	120,166	1,858
	USD/BRL	01/23/15	1,589,730	74,849
	USD/CAD	03/18/15	487,776	8,224
	USD/CHF	03/18/15	750,296	12,697
	USD/GBP	01/09/15	761,563	4,331
	USD/JPY	03/18/15	764,121	15,879
	USD/RUB	01/26/15	88,848	10,152
	ZAR/USD	03/18/15	127,404	404
Credit Suisse International (London)	USD/COP	01/09/15	200,290	5,487
Deutsche Bank AG (London)	EUR/HUF	03/18/15	158,167	1,489
	JPY/USD	03/18/15	248,098	98
	MXN/USD	03/18/15	260,511	511
	NOK/EUR	03/18/15	513,429	19,279
	USD/AUD	03/18/15	631,542	7,154
	USD/CNH	03/18/15	657,969	6,085
	USD/MXN	01/20/15	347,111	8,208
	USD/MYR	01/09/15	366,979	6,021
	USD/SGD	03/18/15	212,853	3,609
	USD/ZAR	03/18/15	150,157	5,813
HSBC Bank PLC	CNH/USD	03/18/15	1,450,041	5,192
	MYR/USD	01/20/15	133,082	82
	USD/BRL	01/13/15	108,157	3,383
	USD/CAD	03/18/15	122,079	1,921
	USD/CNH	03/18/15	1,633,321	11,147
	USD/MYR	01/09/15	123,862	601
	USD/SGD	03/18/15	541,293	4,707
	USD/TRY	03/18/15	119,111	5,889
JPMorgan Chase Bank (London)	CAD/CHF	03/18/15	214,239	1,992
	EUR/NOK	03/18/15	233,477	8,707
	IDR/USD	01/20/15	136,954	6,954
	NOK/EUR	03/18/15	123,514	246

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

JPMorgan Chase Bank (London) (continued)	USD/BRL	01/15/15	$239,323	$5,339
	USD/CAD	03/18/15	216,231	4,139
	USD/CHF	03/18/15	767,563	14,804
	USD/EUR	01/28/15	6,517,638	136,776
	USD/EUR	03/18/15	1,408,894	35,129
	USD/JPY	03/18/15	251,385	2,615
	USD/MXN	03/18/15	135,664	1,336
	USD/NZD	03/18/15	368,734	3,303
	USD/ZAR	03/18/15	123,385	615
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	139,813	3,813
	BRL/USD	01/15/15	264,021	4,021
	RUB/USD	01/20/15	426,383	28,883
	USD/BRL	01/09/15	121,702	2,298
	USD/BRL	01/15/15	126,290	710
	USD/EUR	03/18/15	123,514	3,963
	USD/RUB	01/20/15	111,220	780
	USD/TRY	03/18/15	483,283	13,717
	ZAR/USD	03/18/15	129,834	1,834
Royal Bank of Canada	BRL/USD	01/09/15	279,252	8,252
	BRL/USD	01/16/15	1,026,374	4,374
	CAD/USD	03/18/15	271,093	93
	USD/BRL	01/09/15	347,064	11,371
	USD/BRL	01/12/15	125,250	1,750
	USD/CAD	03/18/15	781,117	14,883
	USD/MYR	01/09/15	127,651	688
Royal Bank of Scotland PLC	AUD/USD	03/18/15	108,775	28
	USD/AUD	03/18/15	471,627	21,447
	USD/JPY	03/18/15	494,918	3,082
	USD/MXN	01/20/15	2,269,279	103,666
Standard Chartered Bank	BRL/USD	01/09/15	141,255	5,255
	JPY/USD	03/18/15	124,793	793
	USD/CNH	03/18/15	431,560	3,137
	USD/EUR	03/18/15	243,395	5,798
	USD/NZD	03/18/15	351,175	1,726
	USD/ZAR	03/18/15	120,460	3,540
State Street Bank and Trust	JPY/EUR	03/18/15	491,633	12,798
	USD/CAD	03/18/15	487,859	9,141
	USD/CHF	03/18/15	587,162	16,241
	USD/CNH	03/18/15	400,320	3,371
	USD/JPY	03/18/15	494,246	3,754
	USD/MXN	03/18/15	241,113	7,887
UBS AG (London)	BRL/USD	01/26/15	143,447	2,447
	EUR/NOK	03/18/15	232,986	7,987
	NZD/USD	03/18/15	524,837	2,789
	USD/BRL	01/09/15	230,818	7,863
	USD/BRL	01/13/15	121,870	2,130
	USD/BRL	01/16/15	350,588	12,138
	USD/BRL	01/23/15	138,534	466
	USD/CAD	03/18/15	486,355	10,645
	USD/CHF	03/18/15	826,070	20,139
	USD/CNH	03/18/15	411,492	3,385
	USD/PLN	03/18/15	252,047	13,550
	USD/SEK	02/12/15	286,276	6,375
	USD/ZAR	03/18/15	122,984	1,016
	ZAR/USD	03/18/15	134,430	1,430
Westpac Banking Corp.	CAD/USD	02/10/15	364,796	503
	NZD/USD	03/18/15	252,355	308
	USD/AUD	03/18/15	119,327	4,162
	USD/EUR	01/28/15	1,980,752	52,503
	USD/EUR	03/18/15	1,498,014	27,242
	USD/SGD	03/18/15	226,852	4,996

TOTAL				$1,114,993

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	COP/USD	01/09/15	$243,823	$(5,177)
	EUR/USD	03/18/15	505,558	(14,693)
	NZD/USD	03/18/15	496,196	(2,546)
	USD/IDR	01/20/15	133,277	(3,277)
	USD/NZD	03/18/15	1,101,785	(15,153)
Barclays Bank PLC	AUD/USD	03/18/15	249,207	(3,477)
	CHF/USD	03/18/15	559,955	(4,045)
	EUR/GBP	03/18/15	588,119	(3,524)
	HUF/USD	03/18/15	218,780	(14,116)
	JPY/USD	03/18/15	267,797	(5,203)
	MYR/USD	01/20/15	264,613	(387)
	USD/IDR	01/20/15	111,738	(3,738)
	USD/PHP	01/13/15	119,411	(659)
BNP Paribas SA	EUR/JPY	03/18/15	249,897	(5,292)
	EUR/USD	03/18/15	1,298,104	(22,724)
	HUF/USD	03/18/15	235,853	(14,973)
	JPY/USD	03/18/15	879,013	(12,987)
Citibank NA (London)	AUD/USD	03/18/15	440,507	(23,144)
	CAD/USD	03/18/15	667,253	(20,930)
	EUR/USD	03/18/15	1,215,762	(28,441)
	JPY/USD	03/18/15	251,653	(2,347)
	NOK/EUR	03/18/15	121,092	(2,322)
	TRY/USD	03/18/15	254,496	(11,379)
	USD/IDR	01/16/15	128,572	(1,572)
Credit Suisse International (London)	COP/USD	01/09/15	48,223	(1,777)
	RUB/USD	01/26/15	96,126	(27,874)
	USD/CLP	01/09/15	75,938	(298)
Deutsche Bank AG (London)	EUR/NOK	03/18/15	140,817	(350)
	EUR/USD	03/18/15	577,732	(1,920)
	GBP/USD	01/09/15	517,708	(5,252)
	HUF/USD	03/18/15	218,317	(12,456)
	MXN/USD	03/18/15	387,372	(1,128)
	PLN/EUR	03/18/15	243,395	(6,773)
	PLN/USD	03/18/15	235,172	(13,828)
	USD/CAD	02/10/15	499,548	(788)
	USD/IDR	01/20/15	134,310	(4,310)
	ZAR/USD	03/18/15	136,643	(6,366)
HSBC Bank PLC	CNH/USD	03/18/15	645,788	(212)
	EUR/USD	03/18/15	228,777	(3,925)
	INR/USD	01/12/15	595,871	(9,926)
JPMorgan Chase Bank (London)	EUR/NOK	03/18/15	136,899	(4,909)
	EUR/USD	03/18/15	243,395	(4,436)
	JPY/USD	03/18/15	276,507	(1,493)
	NOK/USD	03/18/15	167,490	(16,066)
	USD/GBP	03/18/15	565,414	(1,906)
	USD/TRY	03/18/15	270,579	(4,579)
Merrill Lynch International Bank Ltd.	TRY/USD	03/18/15	325,039	(13,187)
Morgan Stanley & Co. International PLC	INR/USD	01/27/15	243,649	(4,351)
	JPY/USD	03/18/15	245,467	(3,533)
	TRY/USD	03/18/15	241,880	(10,239)
	USD/BRL	01/16/15	279,256	(3,256)
	USD/RUB	01/20/15	169,557	(9,707)
Royal Bank of Canada	CAD/USD	03/18/15	743,695	(12,305)
	JPY/USD	03/18/15	275,509	(2,491)
	MXN/USD	03/18/15	188,573	(9,883)
	TRY/USD	03/18/15	231,030	(8,916)
Royal Bank of Scotland PLC	EUR/USD	03/18/15	123,514	(3,334)
	INR/USD	01/27/15	240,172	(5,328)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Scotland PLC (continued)	USD/TRY	03/18/15	$265,373	$(5,373)
Standard Chartered Bank	CLP/USD	01/09/15	228,641	(4,314)
	TRY/USD	03/18/15	236,365	(10,732)
	USD/CLP	01/09/15	50,358	(358)
	USD/KRW	01/09/15	125,925	(1,925)
	USD/KRW	01/15/15	255,505	(1,505)
	USD/PHP	01/12/15	114,727	(805)
	ZAR/USD	03/18/15	86,434	(4,267)
State Street Bank and Trust	GBP/USD	03/18/15	518,968	(2,654)
UBS AG (London)	CAD/USD	03/18/15	670,531	(21,653)
	EUR/JPY	03/18/15	125,710	(2,802)
	EUR/NOK	03/18/15	137,531	(697)
Westpac Banking Corp.	NZD/USD	01/08/15	218,999	(1,038)
	NZD/USD	03/18/15	152,497	(256)
	USD/NZD	03/18/15	589,333	(3,581)

TOTAL				$(501,168)

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $2,971,406)	3.000%	TBA - 30yr	01/14/15	$(3,000,000)	$(3,036,328)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	86	June 2015	$21,406,475	$4,915
Eurodollars	43	September 2015	10,680,125	5,194
Canada 10 Year Government Bonds	27	March 2015	3,219,177	61,576
Euro Buxl 30 Year Bonds	(2)	March 2015	(375,067)	(4,481)
French 10 Year Government Bonds	(7)	March 2015	(1,247,005)	(18,598)
Italian 10 Year Government Bonds	23	March 2015	3,773,905	47,009
Japan 10 Year Government Bonds	(7)	March 2015	(8,636,918)	(43,770)
Ultra Long U.S. Treasury Bonds	(17)	March 2015	(2,808,188)	(56,406)
5 Year German Euro-Bobl	10	March 2015	1,576,453	5,272
10 Year German Euro-Bund	(13)	March 2015	(2,451,937)	(30,587)
2 Year U.S. Treasury Notes	73	March 2015	15,957,344	(9,621)
5 Year U.S. Treasury Notes	385	March 2015	45,787,930	(47,219)
10 Year U.S. Treasury Notes	(115)	March 2015	(14,581,641)	(17,904)
20 Year U.S. Treasury Bonds	139	March 2015	20,094,188	165,578

TOTAL				$60,958

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	50,630	01/16/24	3 month KWCDC	3.445%	$(4,020)
Barclays Bank PLC	MYR	380	08/14/23	3 month KLIBOR	4.485	(1,463)
Citibank NA	KRW	1,102,660	10/06/17	2.239%	3 month KWCDC	3,604
	MYR	1,220	11/19/18	3 month KLIBOR	3.915	785
	KRW	2,257,900	08/08/23	3 month KWCDC	3.450	(173,752)
		231,040	08/16/23	3 month KWCDC	3.485	(18,342)
	MYR	775	11/15/23	3 month KLIBOR	4.450	(2,262)
	KRW	129,770	01/10/24	3 month KWCDC	3.475	(10,579)
Deutsche Bank AG		765,310	10/06/17	2.245	3 month KWCDC	2,629
		3,978,210	10/15/17	2.253	3 month KWCDC	15,039
	MYR	1,100	11/14/18	3 month KLIBOR	3.880	1,167

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG (continued)	MYR	330	08/14/23	3 month KLIBOR	4.490%	$(1,305)
	KRW	128,620	01/08/24	3 month KWCDC	3.470	(10,439)
JPMorgan Securities, Inc.		291,170	08/19/23	3 month KWCDC	3.563	(24,750)
	MYR	420	09/26/23	3 month KLIBOR	4.330	(137)
	KRW	257,820	01/07/24	3 month KWCDC	3.471	(20,925)
		67,770	01/13/24	3 month KWCDC	3.465	(5,474)
		133,720	01/15/24	3 month KWCDC	3.445	(10,590)
		163,440	01/16/24	3 month KWCDC	3.457	(13,123)
		224,325	01/17/24	3 month KWCDC	3.440	(17,698)
		308,990	01/27/24	3 month KWCDC	3.383	(23,057)
Morgan Stanley & Co. International PLC		1,213,740	10/29/17	2.175%	3 month KWCDC	2,467
	MYR	1,440	11/20/18	3 month KLIBOR	3.934	752
	KRW	225,810	08/16/23	3 month KWCDC	3.485	(17,939)
		115,670	01/09/24	3 month KWCDC	3.455	(9,255)

TOTAL						$(338,667)

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$32,200		03/19/16	0.750%	3 month LIBOR	$52	$153,794
		8,500	(a)	08/04/17	3 month LIBOR	2.195%	(9,579)	(19,993)
	GBP	2,970	(a)	09/12/17	6 month GBP	2.250	6,549	(43,484)
	NZD	1,100		12/17/19	4.500	3 month NZDOR	(3,573)	24,485
	AUD	840		12/17/19	6 month AUDOR	3.750	(9,631)	(25,466)
		$1,500	(a)	03/18/20	3 month LIBOR	2.250	(33,150)	5,878
		12,800	(a)	08/04/21	3.025	3 month LIBOR	75,757	275,851
	GBP	3,020	(a)	09/12/21	2.680	6 month GBP	(39,245)	218,716
		$15,700	(a)	03/18/22	3 month LIBOR	2.500	(482,117)	93,656
	JPY	452,830	(a)	12/19/23	1.250	6 month JYOR	(102,156)	211,324
	SEK	2,295	(a)	12/19/23	3 month STIBOR	3.500	(48,382)	23,378
	CAD	9,080	(a)	12/19/23	4.000	6 month CDOR	282,527	194,964
		$5,855	(a)	12/19/23	4.500	3 month LIBOR	327,889	113,495
	EUR	1,950	(a)	12/19/23	6 month EURO	3.250	(368,738)	115,254
	GBP	4,890	(a)	12/19/23	6 month GBP	3.750	(498,124)	(51,006)
	AUD	1,190	(a)	09/17/24	4.500	6 month AUDOR	(20,931)	54,853
	GBP	920	(a)	09/17/24	6 month GBP	3.250	(22,516)	(43,043)
	NOK	26,430	(a)	12/18/24	3 month NIBOR	3.500	(211,049)	51,010
	GBP	2,000	(a)	12/18/24	3.250	6 month GBP	16,271	122,913
	CHF	1,900	(a)	12/18/24	6 month CHFOR	1.500	(39,842)	(13,979)
	EUR	2,700	(a)	12/18/24	6 month EURO	2.000	5,151	(120,820)
	JPY	670,040	(a)	03/18/25	0.500	6 month JYOR	(56,972)	35,060
	CAD	1,060	(a)	03/18/25	2.500	6 month CDOR	3,483	12,042
		$29,400	(a)	03/18/25	3 month LIBOR	3.000	(1,863,242)	119,375
	SEK	2,760	(a)	03/18/25	3 month STIBOR	1.500	(2,608)	(4,142)
		$230	(a)	03/18/25	3.000	3 month LIBOR	9,832	3,810
	AUD	460	(a)	03/18/25	3.500	6 month AUDOR	4,125	6,860
	NZD	910	(a)	03/18/25	4.500	3 month NZDOR	17,081	4,817
	EUR	1,025	(a)	03/18/25	6 month EURO	1.500	(57,312)	(22,622)
	GBP	3,030	(a)	03/18/25	6 month GBP	3.000	(377,001)	(120,012)
	JPY	403,350	(a)	05/09/25	6 month JYOR	1.650	(555,155)	493,358
		$6,900	(a)	08/04/26	3 month LIBOR	3.409	(78,865)	(363,425)
	GBP	1,640	(a)	09/12/26	6 month GBP	2.980	25,521	(224,852)
	JPY	247,740	(a)	05/09/27	1.880	6 month JYOR	(415,810)	486,674
		$12,000	(a)	03/18/30	3.250	3 month LIBOR	1,176,739	(110,752)
	JPY	152,500	(a)	03/18/45	1.500	6 month JYOR	(4,685)	56,506
		$870	(a)	03/18/45	3.500	3 month LIBOR	135,250	7,294
	GBP	1,330	(a)	03/18/45	6 month GBP	3.250	(330,796)	(148,828)

TOTAL							$(3,545,252)	$1,572,943

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China 4.250% 10/28/14	$60	(1.000)%	06/20/19	0.712%	$(320)	$(446)
		40	(1.000)	06/20/19	0.712	(238)	(273)
Barclays Bank PLC		50	(1.000)	03/20/19	0.652	(140)	(589)
		220	(1.000)	03/20/19	0.652	(748)	(2,457)
Citibank NA		3,080	(1.000)	03/20/19	0.652	(12,135)	(32,734)
		4,940	(1.000)	06/20/19	0.712	(21,691)	(41,342)
JPMorgan Securities, Inc.		270	(1.000)	03/20/19	0.652	(799)	(3,133)
		120	(1.000)	06/20/19	0.712	(725)	(806)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	2,425	1.000	06/20/16	0.162	1,016	29,765

TOTAL						$(35,780)	$(52,015)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 23	$76,500	1.000%	12/20/19	0.660%	$1,190,653	$63,203

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$340,708,685

Gross unrealized gain	9,945,585
Gross unrealized loss	(2,577,803)

Net unrealized security gain	$7,367,782

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 30.7%
Automotive – 0.7%
Ford Motor Credit Co. LLC
$3,250,000	5.875%		08/02/21	$ 3,758,642
General Motors Financial Co., Inc.
1,125,000	3.250		05/15/18	1,127,813
1,755,000	3.500		07/10/19	1,787,906

				6,674,361

Banks – 7.5%
American Express Co.(a)
1,050,000	3.625		12/05/24	1,063,130
2,475,000	6.800	(b)	09/01/66	2,595,656
Bank of America Corp.
3,225,000	4.125		01/22/24	3,386,947
2,300,000	4.000		04/01/24	2,394,938
Bank of Scotland PLC(c)
400,000	5.250		02/21/17	433,317
CBA Capital Trust II(a)(b)(c)
4,140,000	6.024		12/31/49	4,305,761
Citigroup, Inc.
1,000,000	3.375		03/01/23	1,005,025
CoBank ACB(a)(b)
18,742	6.200		12/31/49	1,874,200
Compass Bank(a)
875,000	1.850		09/29/17	872,215
1,000,000	2.750		09/29/19	998,829
Credit Suisse AG(c)
1,475,000	6.500		08/08/23	1,604,914
Credit Suisse New York
1,475,000	2.300		05/28/19	1,471,547
HSBC Holdings PLC(a)(b)
1,325,000	6.375		12/29/49	1,338,250
ING Bank NV(a)(b)
2,025,000	4.125		11/21/23	2,057,550
Intesa Sanpaolo SPA
3,400,000	3.125		01/15/16	3,450,442
3,850,000	3.875		01/16/18	4,003,402
1,550,000	5.017	(c)	06/26/24	1,503,740
Lloyds Bank PLC
1,575,000	2.300		11/27/18	1,583,438
Macquarie Bank Ltd.(c)
350,000	2.600		06/24/19	352,932
1,775,000	6.625		04/07/21	2,049,065
Northern Rock Asset Management PLC(c)
8,900,000	5.625		06/22/17	9,779,922
PNC Preferred Funding Trust II(a)(b)(c)
3,200,000	1.463		03/29/49	3,008,000
Regions Bank
1,575,000	7.500		05/15/18	1,826,008
Regions Financial Corp.
3,475,000	5.750		06/15/15	3,547,172
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		12/31/49	3,759,500
Royal Bank of Scotland PLC(a)(b)
1,025,000	9.500		03/16/22	1,164,826
Santander Bank NA
975,000	8.750		05/30/18	1,159,571
Santander UK PLC(c)
1,125,000	5.000		11/07/23	1,176,103
Sparebank 1 Boligkreditt AS(c)
600,000	1.750		11/15/20	587,289

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Synchrony Financial(a)
$1,900,000	3.000%	08/15/19	$ 1,917,963
Wells Fargo & Co.(a)(b)
3,375,000	5.900	06/15/49	3,400,313

			69,671,965

Brokerage – 0.8%
Morgan Stanley, Inc.
7,325,000	3.700	10/23/24	7,418,813

Chemicals – 0.5%
Eastman Chemical Co.(a)
2,075,000	3.800	03/15/25	2,096,743
Ecolab, Inc.
975,000	5.500	12/08/41	1,155,906
Monsanto Co.(a)
1,725,000	4.400	07/15/44	1,768,867

			5,021,516

Consumer Products – 0.3%
Kimberly-Clark Corp.
2,425,000	3.700	06/01/43	2,376,131

Electric – 0.7%
Florida Power & Light Co.(a)
2,132,000	4.125	02/01/42	2,300,806
Puget Sound Energy, Inc.(a)(b)
1,180,000	6.974	06/01/67	1,215,400
Ruwais Power Co. PJSC(c)
740,000	6.000	08/31/36	851,000
Southern California Edison Co.(a)
1,950,000	4.050	03/15/42	2,019,038

			6,386,244

Energy – 2.0%
Anadarko Petroleum Corp.
1,350,000	6.450	09/15/36	1,608,525
ConocoPhillips Co.(a)
875,000	3.350	11/15/24	880,458
900,000	4.150	11/15/34	924,582
Dolphin Energy Ltd.(c)
999,950	5.888	06/15/19	1,091,055
1,760,000	5.500	12/15/21	1,975,776
Gazprom Neft OAO Via GPN Capital SA
400,000	4.375	09/19/22	292,000
Nexen, Inc.
1,069,000	6.400	05/15/37	1,326,554
Petrobras Global Finance BV
2,770,000	4.875	03/17/20	2,563,912
120,000	6.250	03/17/24	113,796
Petroleos Mexicanos
1,180,000	6.375	01/23/45	1,327,500
PTTEP Canada International Finance Ltd.(c)
1,990,000	5.692	04/05/21	2,230,346
Transocean, Inc.
1,320,000	6.500	11/15/20	1,240,800
Transportadora de Gas Internacional SA ESP(a)
1,020,000	5.700	03/20/22	1,065,900
Weatherford International Ltd.
1,921,000	9.625	03/01/19	2,277,204

			18,918,408

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 2.2%
Amazon.com, Inc.(a)
$2,650,000	3.300%		12/05/21	$ 2,699,063
CVS Health Corp.(a)
1,100,000	4.125		05/15/21	1,183,161
2,150,000	3.375		08/12/24	2,167,419
Pernod-Ricard SA(c)
4,600,000	4.450		01/15/22	4,925,119
SABMiller Holdings, Inc.(c)
775,000	4.950		01/15/42	873,040
Suntory Holdings Ltd.(c)
2,550,000	2.550		09/29/19	2,554,914
Sysco Corp.(a)
1,550,000	2.350		10/02/19	1,557,782
1,025,000	3.500		10/02/24	1,051,383
Walgreens Boots Alliance, Inc.(a)
3,050,000	2.700		11/18/19	3,065,580

				20,077,461

Health Care Products – 0.4%
Becton Dickinson & Co.
2,000,000	2.675		12/15/19	2,021,241
Medtronic, Inc.(c)
725,000	2.500		03/15/20	729,032
1,275,000	3.150		03/15/22	1,293,490

				4,043,763

Home Construction – 0.4%
MDC Holdings, Inc.
1,950,000	5.625		02/01/20	2,040,788
1,575,000	6.000	(a)	01/15/43	1,308,890

				3,349,678

Life Insurance – 0.8%
Genworth Financial, Inc.
875,000	8.625		12/15/16	940,814
Nippon Life Insurance Co.(a)(b)(c)
1,325,000	5.100		10/16/44	1,384,625
Teachers Insurance & Annuity Association of America(c)
1,760,000	4.900		09/15/44	1,961,252
The Northwestern Mutual Life Insurance Co.(c)
2,500,000	6.063		03/30/40	3,231,553

				7,518,244

Media - Cable – 1.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4,325,000	3.800		03/15/22	4,391,978
2,125,000	4.450	(a)	04/01/24	2,225,484
2,550,000	3.950	(a)	01/15/25	2,588,500
Time Warner Cable, Inc.
3,377,000	7.300		07/01/38	4,680,440
1,594,000	5.500	(a)	09/01/41	1,825,044

				15,711,446

Media - Non Cable – 0.9%
21st Century Fox America, Inc.
630,000	3.000		09/15/22	624,675
2,900,000	3.700	(a)(c)	09/15/24	2,987,862

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – (continued)
NBCUniversal Media LLC
$3,850,000	4.375%		04/01/21	$ 4,236,170

				7,848,707

Metals & Mining – 1.1%
Freeport-McMoRan, Inc.(a)
2,350,000	5.400		11/14/34	2,251,371
Glencore Funding LLC(c)
5,025,000	2.700		10/25/17	5,083,828
2,400,000	2.500		01/15/19	2,363,220

				9,698,419

Noncaptive - Financial – 0.8%
GE Capital Trust I(a)(b)
1,475,000	6.375		11/15/67	1,578,250
International Lease Finance Corp.
4,000,000	5.750		05/15/16	4,150,000
1,400,000	7.125	(c)	09/01/18	1,568,000

				7,296,250

Pharmaceuticals – 1.0%
Actavis Funding SCS(a)
1,325,000	4.850		06/15/44	1,341,896
Bayer US Finance LLC(c)
3,575,000	3.000		10/08/21	3,604,065
Forest Laboratories, Inc.(c)
3,175,000	4.375		02/01/19	3,353,975
900,000	5.000	(a)	12/15/21	974,543

				9,274,479

Pipelines – 1.5%
Enterprise Products Operating LLC(a)(b)
2,900,000	8.375		08/01/66	3,113,875
1,350,000	7.000		06/01/67	1,390,500
Kinder Morgan, Inc.(a)
1,850,000	3.050		12/01/19	1,833,345
1,150,000	5.000	(c)	02/15/21	1,196,937
Tennessee Gas Pipeline Co.
1,450,000	8.375		06/15/32	1,905,309
TransCanada PipeLines Ltd.(a)(b)
2,300,000	6.350		05/15/67	2,219,500
Williams Partners LP(a)
2,550,000	3.900		01/15/25	2,432,645

				14,092,111

Property/Casualty Insurance – 0.2%
Arch Capital Group Ltd.
1,200,000	7.350		05/01/34	1,648,609

Real Estate Investment Trusts – 2.5%
American Campus Communities Operating Partnership LP(a)
3,175,000	3.750		04/15/23	3,169,524
Camden Property Trust
3,575,000	5.700		05/15/17	3,894,916
CBL & Associates LP(a)
1,675,000	5.250		12/01/23	1,791,112
ERP Operating LP(a)
2,250,000	4.500		07/01/44	2,352,244
HCP, Inc.
2,950,000	6.000		01/30/17	3,212,663
Health Care REIT, Inc.(a)
1,557,000	4.125		04/01/19	1,652,372

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Healthcare Trust of America Holdings LP(a)
	$2,275,000	3.700%		04/15/23	$ 2,256,670
Kilroy Realty LP
	2,375,000	6.625		06/01/20	2,768,586
	1,500,000	3.800	(a)	01/15/23	1,517,822

					22,615,909

Retailers(a) – 0.2%
Walgreens Boots Alliance, Inc.
	1,475,000	3.800		11/18/24	1,501,977

Schools – 0.3%
Rensselaer Polytechnic Institute
	2,600,000	5.600		09/01/20	2,967,115

Technology - Hardware – 0.5%
Hewlett-Packard Co.
	2,775,000	3.000		09/15/16	2,845,838
	1,425,000	2.600		09/15/17	1,450,056

					4,295,894

Telecommunications - Cellular(c) – 0.2%
ENTEL Chile SA
	1,800,000	4.875		10/30/24	1,827,000

Tobacco(c) – 0.5%
Imperial Tobacco Finance PLC
	4,920,000	2.050		02/11/18	4,892,433

Transportation(c) – 0.5%
ERAC USA Finance LLC
	3,525,000	2.350		10/15/19	3,498,728
Penske Truck Leasing Co. LP/PTL Finance Corp.
	1,425,000	4.250		01/17/23	1,480,629

					4,979,357

Wirelines Telecommunications – 2.5%
Telefonica Emisiones SAU
	1,450,000	5.462		02/16/21	1,629,019
Verizon Communications, Inc.
	6,181,000	2.625	(c)	02/21/20	6,157,028
	3,300,000	4.500		09/15/20	3,583,649
	11,000,000	5.150		09/15/23	12,156,704

					23,526,400

TOTAL CORPORATE OBLIGATIONS					$283,632,690

Mortgage-Backed Obligations – 33.7%
Adjustable Rate FNMA – 0.0%
FNMA
	$12,589	6.000%		08/01/37	$ 14,257

Adjustable Rate Non-Agency(b) – 2.0%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	2,311,118	0.587		09/20/66	2,239,268
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	968,880	0.467		09/20/66	933,243
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	1,691,889	0.379		09/20/66	1,979,458
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	$2,070,573	0.487		09/20/66	1,996,379

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Granite Master Issuer PLC Series 2005-4, Class A6
GBP	1,690,250	0.744%	12/20/54	$ 2,617,078
Granite Mortgages PLC Series 2003-3, Class 3A
	255,782	0.938	01/20/44	397,464
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$944,467	0.404	01/19/36	615,237
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	284,562	0.342	09/21/38	356,453
Leek Finance Number Seventeen PLC Series 2017X, Class A2A
GBP	188,094	0.846	12/21/37	307,211
Leek Finance PLC Series 2017X, Class A2C
EUR	407,537	0.362	12/21/37	516,905
Leek Finance PLC Series 2018X, Class A2B
	$1,944,507	0.493	09/21/38	2,007,850
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,425,969	0.965	12/25/46	1,144,399
Paragon Mortgages PLC Series 2013X, Class A2B
EUR	860,175	0.443	01/15/39	968,872
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	$893,783	0.987	07/20/33	852,214
Thrones PLC Series 2013-1, Class A
GBP	867,391	2.056	07/20/44	1,361,781
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	$65,458	2.402	02/25/33	64,488

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 18,358,300

Collateralized Mortgage Obligations – 2.5%
Interest Only(b)(d) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
	$82,911	0.000%	11/25/32	$ —
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	481,175	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	520,046	0.000	08/25/33	1

				1

Inverse Floaters(b) – 0.1%
GNMA Series 2001-48, Class SA
	46,674	25.964	10/16/31	70,649
GNMA Series 2001-51, Class SA
	88,644	31.802	10/16/31	146,135
GNMA Series 2001-51, Class SB
	91,609	25.964	10/16/31	146,852
GNMA Series 2002-13, Class SB
	117,614	36.815	02/16/32	188,725

				552,361

Planned Amortization Class – 0.0%
FNMA REMIC Series 2003-134, Class ME
	40,315	4.500	06/25/33	41,927
FNMA REMIC Series 2004-64, Class BA
	26,708	5.000	03/25/34	27,487

				69,414

Sequential Fixed Rate – 2.4%
FHLMC REMIC Series 2755, Class ZA
	1,057,762	5.000	02/15/34	1,160,406
FHLMC REMIC Series 4273, Class PD
	3,066,663	6.500	11/15/43	3,529,128

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2011-52, Class GB
$2,400,000	5.000%	06/25/41	$ 2,655,982
FNMA REMIC Series 2011-99, Class DB
2,125,000	5.000	10/25/41	2,366,365
FNMA REMIC Series 2012-111, Class B
583,687	7.000	10/25/42	665,888
FNMA REMIC Series 2012-153, Class B
1,754,889	7.000	07/25/42	2,016,098
NCUA Guaranteed Notes Series 2010-C1, Class APT
6,035,109	2.650	10/29/20	6,158,766
NCUA Guaranteed Notes Series 2010-R1, Class 2A
203,540	1.840	10/07/20	204,168
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,673,409

			22,430,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 23,051,986

Commercial Mortgage-Backed Securities – 3.2%
Sequential Fixed Rate – 1.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
$800,000	2.373%	05/25/22	$ 794,881
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
1,413,294	2.779	09/25/22	1,457,615
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
5,860,327	5.156	02/15/31	6,001,977
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
9,000,000	5.509	04/15/47	9,478,331

			17,732,804

Sequential Floating Rate(b) – 1.3%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
10,436,970	6.064	12/10/49	11,488,109

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 29,220,913

Federal Agencies – 26.0%
Adjustable Rate FNMA(b) – 1.0%
$11,335	2.339%	06/01/33	$ 12,027
1,690,539	2.206	07/01/34	1,795,814
3,831,444	2.085	09/01/34	4,045,135
2,876,940	2.356	05/01/35	3,063,691
620,263	1.898	06/01/35	650,584

			9,567,251

FHLMC – 0.9%
38	7.000	05/01/15	39
800	8.000	07/01/15	805
1,307	7.000	02/01/16	1,321
2,313	7.000	03/01/16	2,336
37,920	7.500	05/01/16	38,894
553	5.000	01/01/17	582
4,429	5.000	02/01/17	4,660
3,984	5.000	03/01/17	4,191
298	5.000	04/01/17	313
25,776	5.000	09/01/17	27,116
71,271	5.000	10/01/17	74,673
299	7.000	10/01/17	314

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$45,921	5.000%	11/01/17	$ 48,219
19,711	5.000	12/01/17	20,675
27,667	5.000	01/01/18	29,071
71,525	5.000	02/01/18	74,928
49,151	5.000	03/01/18	51,575
34,109	5.000	04/01/18	35,799
21,634	5.000	05/01/18	22,725
16,603	5.000	06/01/18	17,450
34,762	5.000	07/01/18	36,602
10,297	5.000	08/01/18	10,813
55,619	4.500	09/01/18	58,439
4,872	5.000	10/01/18	5,134
9,636	5.000	11/01/18	10,154
97,334	5.000	06/01/19	103,165
146,598	5.000	05/01/23	162,256
397,169	4.500	10/01/23	430,242
60,135	5.500	10/01/25	67,113
76,580	5.500	11/01/25	85,474
9,986	7.000	06/01/26	10,883
21,595	7.500	12/01/30	23,615
13,950	7.500	01/01/31	14,693
741,926	5.500	03/01/33	833,283
33,691	5.000	10/01/33	37,296
88,937	6.500	10/01/33	102,099
997	5.500	12/01/33	1,120
30,455	5.500	09/01/34	34,205
2,812	5.500	12/01/34	3,158
2,792	5.500	03/01/35	3,125
5,982	5.000	04/01/35	6,622
49,347	5.000	07/01/35	54,591
85,340	5.500	11/01/35	95,590
261,239	5.000	12/01/35	289,271
607	5.500	02/01/36	683
116,783	5.500	06/01/36	130,716
107,387	5.500	08/01/37	119,759
512,594	5.000	01/01/38	564,576
276,252	5.500	03/01/38	309,543
98,682	5.500	04/01/38	110,574
152,490	5.500	08/01/38	171,343
3,872	5.500	09/01/38	4,341
6,607	6.500	09/01/38	7,444
17,964	5.500	11/01/38	20,289
29,595	5.500	12/01/38	33,126
1,445,150	5.000	01/01/39	1,592,892
1,622,730	7.000	02/01/39	1,861,829
9,554	5.500	03/01/39	10,780
368,603	5.000	06/01/39	406,286
12,232	5.500	10/01/39	13,725
21,924	5.500	03/01/40	24,503
57,774	5.500	06/01/40	64,763
37,651	5.000	08/01/40	41,583
9,562	4.500	11/01/40	10,374
32,033	5.000	04/01/41	35,456
33,900	5.000	06/01/41	37,522

			8,506,736

FNMA – 23.5%
999,902	7.040	08/01/15	1,021,628
14,439	8.500	10/01/15	14,642
573	7.000	01/01/16	579
4,625,726	2.800	03/01/18	4,791,389
2,847,038	3.740	05/01/18	3,036,173
3,480,000	3.840	05/01/18	3,725,330
53,134	5.000	06/01/18	56,034
473,996	4.500	07/01/18	498,455

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$27,605	4.500%	08/01/18	$ 29,037
4,301	6.000	08/01/18	4,869
898	6.500	10/01/18	1,023
9,000,000	4.506	06/01/19	9,765,419
2,145,013	3.416	10/01/20	2,272,281
1,515,229	3.632	12/01/20	1,623,992
3,905,603	4.375	06/01/21	4,345,991
2,862,942	5.000	03/01/23	3,162,050
205,877	5.500	09/01/23	224,561
61,946	5.500	10/01/23	67,598
610,370	5.000	02/01/24	663,373
100,556	6.000	10/01/25	113,908
118,920	6.000	03/01/27	134,791
75,352	7.000	08/01/27	83,158
2,395	6.500	09/01/27	2,727
373,640	7.000	03/01/28	417,769
4,769	6.500	05/01/28	5,431
729	5.500	01/01/29	815
19,263	8.000	02/01/31	22,638
131,498	7.000	03/01/31	149,455
210,988	5.500	05/01/33	237,267
309,588	5.500	06/01/33	348,149
68,280	5.000	07/01/33	75,771
201,133	5.500	07/01/33	226,185
82,571	5.000	08/01/33	91,394
472,146	5.000	09/01/33	523,870
51,581	5.500	09/01/33	58,095
2,095	6.500	09/01/33	2,393
31,333	5.000	12/01/33	34,766
1,128	5.500	12/01/33	1,269
1,522	5.500	01/01/34	1,720
24,877	5.500	02/01/34	28,118
3,393	5.500	04/01/34	3,847
10,995	5.500	05/01/34	12,427
3,468	6.000	07/01/34	3,976
9,324	5.500	08/01/34	10,528
15,788	5.500	10/01/34	17,845
27,092	5.500	11/01/34	30,509
128,136	5.500	12/01/34	144,828
351	6.000	12/01/34	397
206,485	6.000	02/01/35	234,379
292,982	5.000	04/01/35	325,783
11,435	5.500	04/01/35	12,916
10,373	5.500	07/01/35	11,710
734,741	5.500	08/01/35	826,261
32,393	5.500	09/01/35	36,622
2,065	5.500	12/01/35	2,340
522	5.500	02/01/36	589
205,771	5.500	03/01/36	232,192
30,404	6.000	03/01/36	34,594
1,959	5.500	04/01/36	2,190
879,789	6.000	04/01/36	996,612
6,618	6.000	04/01/36	7,527
2,296,095	5.500	09/01/36	2,582,132
566,900	6.000	10/01/36	642,176
4,024	5.500	01/01/37	4,533
733,654	6.000	01/01/37	831,075
1,602	5.500	02/01/37	1,805
762,551	6.000	02/01/37	863,570
119,275	6.000	03/01/37	135,077
2,814	5.500	04/01/37	3,171
23,447	6.000	04/01/37	26,553
4,153	5.500	05/01/37	4,661
1,355	5.500	06/01/37	1,526
1,583	5.500	07/01/37	1,769
836,257	6.000	07/01/37	942,870

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$99	5.500%	08/01/37	$ 111
964,441	6.000	08/01/37	1,092,207
1,920,375	6.000	09/01/37	2,174,779
767,989	6.000	10/01/37	869,729
639	5.500	12/01/37	719
723,451	5.500	01/01/38	813,562
695,034	6.000	01/01/38	787,109
30,322	5.000	02/01/38	32,875
1,639	5.500	02/01/38	1,844
9,609	5.500	03/01/38	10,810
77,467	6.000	03/01/38	87,679
2,235	5.500	05/01/38	2,516
4,470,763	6.000	05/01/38	5,063,048
9,653	5.500	06/01/38	10,844
105,121	6.000	06/01/38	119,047
7,831	5.500	07/01/38	8,813
4,240	5.500	08/01/38	4,738
3,974	5.500	09/01/38	4,472
599,643	6.000	11/01/38	679,087
6,085	5.500	12/01/38	6,843
492,044	6.000	12/01/38	557,254
140,679	6.000	02/01/39	159,322
1,049,291	7.000	03/01/39	1,205,304
67,322	4.500	04/01/39	73,949
660,663	6.000	04/01/39	748,185
19,234	4.500	05/01/39	21,128
964,788	4.500	06/01/39	1,047,388
22,712	5.500	06/01/39	25,564
16,431	4.500	07/01/39	18,061
111,674	4.500	08/01/39	122,755
2,019,552	6.000	09/01/39	2,287,094
364,528	6.000	10/01/39	412,932
20,056	5.500	11/01/39	22,412
6,260,461	6.000	11/01/39	7,091,914
826,853	4.500	12/01/39	908,892
1,471,515	5.500	12/01/39	1,656,088
88,375	6.000	04/01/40	100,087
350,947	4.500	07/01/40	381,298
1,607,000	4.500	09/01/40	1,745,981
1,040,858	6.000	10/01/40	1,178,746
674,121	6.000	04/01/41	763,426
2,015,920	4.500	05/01/41	2,190,557
4,611,498	6.000	05/01/41	5,222,409
880,930	4.500	07/01/41	957,245
319,352	4.500	08/01/41	347,445
2,115,862	3.000	08/01/42	2,152,992
1,845,257	3.000	09/01/42	1,878,921
319,554	3.000	10/01/42	325,408
1,311,494	3.000	11/01/42	1,334,405
12,376,032	3.000	12/01/42	12,584,739
9,237,257	3.000	01/01/43	9,398,080
3,672,485	3.000	02/01/43	3,736,220
5,615,406	2.500	03/01/43	5,497,828
2,219,218	3.000	03/01/43	2,258,489
2,940,662	3.000	04/01/43	2,992,697
1,779,311	3.000	05/01/43	1,810,798
173,031	3.000	06/01/43	176,092
1,538,204	3.000	07/01/43	1,565,423
55,000,000	3.500	TBA-30yr(e)	57,234,767
24,000,000	4.000	TBA-30yr(e)	25,560,860

			216,377,090

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – 0.6%
$1,316,860	3.950%	07/15/25	$ 1,397,656
17,948	6.000	11/15/38	20,460
286,587	5.000	07/15/40	320,456
550,361	5.000	01/15/41	615,403
3,000,000	5.000	TBA-30yr(e)	3,302,227

			5,656,202

TOTAL FEDERAL AGENCIES			$240,107,279

TOTAL MORTGAGE-BACKED OBLIGATIONS			$310,752,735

Agency Debentures – 5.4%
FHLB
$2,000,000	1.875%	03/13/20	$ 1,997,945
5,200,000	3.000	09/10/21	5,457,188
6,800,000	2.125	06/09/23	6,596,156
3,300,000	3.250	06/09/23	3,489,199
3,500,000	3.375	09/08/23	3,731,137
750,000	3.375	12/08/23	800,038
2,400,000	5.000	09/28/29	2,950,277
FNMA(f)
4,200,000	6.250	05/15/29	5,897,269
Kommunalbanken AS(c)
3,000,000	1.000	09/26/17	2,985,720
Private Export Funding Corp.
7,000,000	5.450	09/15/17	7,770,490
Small Business Administration
53,470	6.300	06/01/18	55,912
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,950,875
1,400,000	4.625	09/15/60	1,614,785

TOTAL AGENCY DEBENTURES			$ 49,296,991

Asset-Backed Securities(b) – 7.2%
Collateralized Loan Obligations(c) – 5.4%
B&M CLO Ltd. Series 2014-1A, Class A1
$3,700,000	1.629%	04/16/26	$ 3,650,031
B&M CLO Ltd. Series 2014-1A, Class A2
650,000	2.179	04/16/26	625,318
CIFC Funding Ltd. Series 2014-2A, Class A1L
5,300,000	1.713	05/24/26	5,258,262
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
3,400,000	1.790	04/18/26	3,358,979
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
6,950,000	1.653	04/28/25	6,856,794
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
1,750,000	2.233	04/28/25	1,683,199
Magnetite VIII Ltd. Series 2014-8A, Class A
5,750,000	1.711	04/15/26	5,711,504
Magnetite VIII Ltd. Series 2014-8A, Class B
1,200,000	2.217	04/15/26	1,174,972
Shackleton CLO Ltd. Series 2014-5A, Class A
7,800,000	1.732	05/07/26	7,750,579
Shackleton CLO Ltd. Series 2014-5A, Class B1
1,700,000	2.232	05/07/26	1,656,429
Trinitas CLO Ltd. Series 2014-1A, Class A1
2,950,000	1.761	04/15/26	2,927,279
Trinitas CLO Ltd. Series 2014-1A, Class B1
750,000	2.131	04/15/26	715,218

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Whitehorse VIII Ltd. Series 2014-1A, Class A
	$7,500,000	1.732%		05/01/26	$ 7,452,615
Whitehorse VIII Ltd. Series 2014-1A, Class B
	1,650,000	2.282		05/01/26	1,610,834

					50,432,013

Home Equity – 0.7%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
	228,821	0.381		12/15/29	208,133
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
	6,580,219	0.305		11/15/36	5,724,790
Impac CMB Trust Series 2004-08, Class 1A
	377,037	0.875		10/25/34	319,305

					6,252,228

Student Loan – 1.1%
Educational Funding of the South, Inc. Series 2011-1, Class A2
	5,144,953	0.884		04/25/35	5,156,252
EFS Volunteer No 3 LLC Series 2012-1, Class A2(c)
	4,750,000	1.156		02/25/25	4,795,336
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	190,981	0.364		03/01/25	190,772

					10,142,360

TOTAL ASSET-BACKED SECURITIES					$ 66,826,601

Foreign Debt Obligations – 3.2%
Sovereign – 1.8%
Federal Republic of Brazil
	$1,410,000	4.250%		01/07/25	$ 1,410,000
	400,000	8.250		01/20/34	551,000
	330,000	7.125		01/20/37	415,800
Italy Buoni Poliennali Del Tesoro
EUR	1,450,000	1.150		05/15/17	1,775,793
	880,000	4.500		02/01/18	1,187,834
	1,573,317	2.350		09/15/19	2,055,144
	260,000	5.000		09/01/40	415,399
Republic of Chile
	$390,000	3.625		10/30/42	352,950
Republic of Panama(g)
	100,000	9.375		04/01/29	151,750
Russian Federation
	200,000	4.500		04/04/22	174,500
	200,000	4.875		09/16/23	176,500
Spain Government Bond
EUR	610,000	2.100		04/30/17	765,353
	760,000	0.500		10/31/17	917,532
	1,510,000	4.500		01/31/18	2,041,794
	600,000	4.400	(c)	10/31/23	898,143
	30,000	5.150	(c)	10/31/44	51,907
Spain Government Inflation Linked Bond(c)
	1,032,307	0.550		11/30/19	1,258,366
United Mexican States
	$20,000	6.050		01/11/40	24,500
	1,610,000	4.750		03/08/44	1,686,475
	60,000	5.750		10/12/49	64,500

					16,375,240

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Supranational – 1.4%
Inter-American Development Bank
$2,700,000	1.000%		02/27/18	$ 2,620,552
International Finance Corp.
10,800,000	0.875		06/15/18	10,615,374

				13,235,926

TOTAL FOREIGN DEBT OBLIGATIONS				$ 29,611,166

Municipal Debt Obligations – 1.1%
California – 0.7%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%		04/01/34	$ 1,412,251
1,650,000	7.550		04/01/39	2,546,264
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950		03/01/36	2,033,598

				5,992,113

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350		07/01/35	1,505,600

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270		02/15/50	2,176,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 9,673,713

Government Guarantee Obligations(h) – 3.0%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%		10/30/20	$ 7,548,000
Israel Government AID Bond
7,827,000	5.500		09/18/23	9,685,344
1,200,000	5.500		12/04/23	1,487,786
2,400,000	5.500		04/26/24	2,988,490
4,700,000	5.500		09/18/33	6,317,898

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 28,027,518

U.S. Treasury Obligations – 16.7%
United States Treasury Bonds
$3,600,000	3.125	%(f)	11/15/41	$ 3,887,856
27,900,000	3.125		02/15/42	30,050,253
10,500,000	2.750		08/15/42	10,502,416
8,250,000	3.750	(f)	11/15/43	9,922,852
8,200,000	3.625		02/15/44	9,655,500
5,200,000	3.000		11/15/44	5,464,471
United States Treasury Inflation Protected Securities
3,986,656	0.125		01/15/22	3,886,352
2,448,816	0.375		07/15/23	2,426,238
6,777,616	0.625		01/15/24	6,822,077
3,041,418	2.500		01/15/29	3,785,135
2,699,953	1.375		02/15/44	3,069,090
United States Treasury Notes
31,500,000	0.375		01/31/16	31,522,997
12,800,000	1.500		11/30/19	12,717,056
10,400,000	1.625		12/31/19	10,384,608
7,600,000	2.125		12/31/21	7,673,872
2,600,000	2.375		08/15/24	2,646,514

TOTAL U.S. TREASURY OBLIGATIONS				$154,417,287

Shares	Description	Value
Investment Company(i) – 6.7%
61,980,738	Goldman Sachs Financial Square Government Fund	$ 61,980,738

TOTAL INVESTMENTS – 107.7%		$994,219,439

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.7)%		(71,384,072)

NET ASSETS – 100.0%		$922,835,367

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $154,191,872, which represents approximately 16.7% of net assets as of December 31, 2014.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $86,097,854 which represents approximately 9.3% of net assets as of December 31, 2014.

(f)	A portion of these securities is segregated as collateral for initial margin requirements on futures transactions.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at December 31, 2014.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $28,027,518, which represents approximately 3.0% of net assets as of December 31, 2014.

(i)	Represents an Affiliated Issuer.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	JPY/USD	03/18/15	$609,027	$7,027
	NOK/EUR	03/18/15	513,429	354
	USD/AUD	03/18/15	2,336,219	54,536
	USD/CHF	03/18/15	6,503,138	106,401
	USD/EUR	03/18/15	1,628,079	47,140
	USD/JPY	03/18/15	2,392,628	19,372
	USD/NZD	03/18/15	1,881,327	16,779
Barclays Bank PLC	CAD/USD	03/18/15	2,122,851	1,851
	GBP/EUR	03/18/15	2,077,936	23,750
	JPY/USD	03/18/15	605,962	3,962
	NOK/EUR	03/18/15	513,429	30,583
	USD/AUD	03/18/15	2,147,013	111,481
	USD/CAD	03/18/15	3,983,780	79,220
	USD/EUR	03/18/15	526,992	14,658
	USD/JPY	03/18/15	1,197,040	8,960
BNP Paribas SA	EUR/NOK	03/18/15	2,262,408	77,086
	GBP/EUR	03/18/15	4,458,600	55,847
	JPY/USD	03/18/15	1,204,284	284
	NOK/EUR	03/18/15	2,053,717	102,452
	NZD/USD	03/18/15	2,110,960	10,423
	USD/AUD	03/18/15	2,091,882	17,057
	USD/CAD	03/18/15	2,359,677	52,323
	USD/CHF	03/18/15	7,890,442	202,854
	USD/EUR	03/18/15	4,131,653	94,729
	USD/JPY	03/18/15	2,670,887	37,113
Citibank NA (London)	AUD/USD	03/18/15	1,057,711	1,369
	USD/CAD	03/18/15	2,368,075	39,925
	USD/CHF	03/18/15	3,789,015	64,121
	USD/EUR	01/28/15	10,280,604	213,944
	USD/GBP	01/09/15	11,473,308	65,248
	USD/JPY	01/15/15	702,404	2,572
	USD/JPY	03/18/15	2,075,761	36,239
HSBC Bank PLC	USD/CAD	03/18/15	518,837	8,163
JPMorgan Securities, Inc.	USD/EUR	01/28/15	3,034,100	63,672
State Street Bank and Trust	CAD/CHF	03/18/15	438,014	3,678
	JPY/EUR	03/18/15	2,076,725	54,060
	USD/CAD	03/18/15	2,805,402	53,336
	USD/CHF	03/18/15	2,964,605	82,003
	USD/JPY	03/18/15	2,393,817	18,183
	USD/NZD	03/18/15	1,791,740	8,295
UBS AG (London)	USD/SEK	02/12/15	774,402	17,246
Westpac Banking Corp.	NZD/USD	03/18/15	1,047,352	1,280
	USD/AUD	03/18/15	3,469,423	140,397
	USD/EUR	01/28/15	681,993	23,398

TOTAL				$2,073,371

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/USD	03/18/15	$1,032,308	$(30,001)
	NZD/USD	03/18/15	2,227,462	(12,273)
	USD/NZD	03/18/15	4,333,203	(56,062)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/USD	03/18/15	$1,035,794	$(14,450)
	CAD/USD	03/18/15	3,253,435	(55,565)
	CHF/USD	03/18/15	2,124,651	(15,349)
	EUR/GBP	03/18/15	2,152,465	(12,896)
	EUR/USD	03/18/15	1,791,441	(36,314)
	JPY/USD	03/18/15	1,575,692	(19,308)
BNP Paribas SA	EUR/JPY	03/18/15	1,586,209	(34,418)
	EUR/NOK	03/18/15	1,061,975	(6,054)
	EUR/USD	03/18/15	7,576,998	(116,311)
	GBP/USD	01/09/15	5,620,502	(27,660)
	JPY/USD	03/18/15	5,213,068	(67,932)
	NOK/USD	03/18/15	966,602	(92,696)
	USD/GBP	03/18/15	2,146,391	(7,769)
Citibank NA (London)	AUD/USD	03/18/15	2,147,013	(112,803)
	CAD/USD	03/18/15	3,134,771	(98,331)
	CHF/USD	03/18/15	2,113,787	(55,213)
	EUR/NOK	03/18/15	530,216	(16,787)
	EUR/USD	03/18/15	2,796,010	(65,971)
	JPY/USD	03/18/15	523,121	(4,879)
	NOK/EUR	03/18/15	589,717	(11,307)
HSBC Bank PLC	EUR/NOK	03/18/15	528,018	(6,112)
	EUR/USD	03/18/15	526,992	(9,042)
State Street Bank and Trust	GBP/USD	03/18/15	2,346,427	(12,002)
Westpac Banking Corp.	CAD/USD	03/18/15	3,149,613	(101,996)
	NZD/USD	01/08/15	405,265	(1,922)
	NZD/USD	03/18/15	1,188,238	(2,002)
	USD/NZD	03/18/15	2,948,344	(17,853)

TOTAL				$(1,121,278)

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	3.000%	TBA - 30yr	01/14/45	$(25,000,000)	$(25,302,735)
FNMA	6.000	TBA - 30yr	01/14/45	(3,000,000)	(3,400,313)

TOTAL (Proceeds Receivable: $28,433,672)					$(28,703,048)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Canada 10 Year Government Bonds	59	March 2015	$7,034,498	$134,501
Eurodollars	174	June 2015	43,310,775	9,944
Eurodollars	87	September 2015	21,608,625	10,509
Eurodollars	1	March 2017	244,925	(166)
Eurodollars	(283)	June 2017	(69,207,650)	(207,690)
Euro Buxl 30 Year Bonds	(2)	March 2015	(375,067)	(4,481)
French 10 Year Government Bonds	(15)	March 2015	(2,672,154)	(39,859)
Italian 10 Year Government Bonds	38	March 2015	6,235,147	78,373
Japan 10 Year Government Bonds	(14)	March 2015	(17,273,835)	(87,708)
Ultra Long U.S. Treasury Bonds	(148)	March 2015	(24,447,750)	(861,679)
5 Year German Euro-Bobl	18	March 2015	2,837,616	9,494
10 Year German Euro-Bund	(18)	March 2015	(3,394,989)	(36,270)
2 Year U.S. Treasury Notes	592	March 2015	129,407,500	(172,885)
5 Year U.S. Treasury Notes	612	March 2015	72,784,969	(23,018)
10 Year U.S. Treasury Notes	(216)	March 2015	(27,388,125)	41,072
20 Year U.S. Treasury Bonds	(43)	March 2015	(6,216,188)	15,482

TOTAL				$(1,134,381)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rate Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$10,100	(a)	08/04/17	3 month LIBOR	2.195%	$(14,328)	$(20,811)
	GBP	4,590	(a)	09/12/17	6 month GBP	2.250	10,122	(67,203)
		$55,500	(a)	03/18/18	3 month LIBOR	1.500	(196,630)	86,962
		9,800		06/18/19	2.000%	3 month LIBOR	60,834	87,556
	NZD	720		12/17/19	4.500	3 month NZDOR	(2,339)	16,027
	AUD	930		12/17/19	6 month AUDOR	3.750	(12,204)	(26,653)
		$29,900	(a)	03/18/20	2.250	3 month LIBOR	684,405	(140,790)
	GBP	1,310	(a)	02/05/21	2.840	6 month GBP	(25,042)	132,776
		$14,900	(a)	08/04/21	3.025	3 month LIBOR	43,373	365,921
	GBP	4,660	(a)	09/12/21	2.680	6 month GBP	(60,557)	337,489
		$27,000	(a)	03/18/22	3 month LIBOR	2.500	(822,714)	154,661
	AUD	2,500		09/17/24	4.500	6 month AUDOR	(40,853)	112,118
	GBP	1,610	(a)	09/17/24	6 month GBP	3.250	(23,953)	(90,775)
		4,700	(a)	12/18/24	3.250	6 month GBP	38,230	288,853
	EUR	6,200	(a)	12/18/24	6 month EURO	2.000	11,813	(277,423)
	JPY	1,129,860	(a)	03/18/25	0.500	6 month JYOR	(102,361)	65,413
	CAD	1,060	(a)	03/18/25	2.500	6 month CDOR	3,483	12,042
	SEK	7,880	(a)	03/18/25	3 month STIBOR	1.500	(7,446)	(11,826)
		$110	(a)	03/18/25	3.000	3 month LIBOR	(6,731)	207
	AUD	1,370	(a)	03/18/25	3.500	6 month AUDOR	12,286	20,431
	NZD	2,020	(a)	03/18/25	4.500	3 month NZDOR	37,915	10,693
	EUR	1,600	(a)	03/18/25	6 month EURO	1.500	(89,463)	(35,313)
	GBP	5,670	(a)	03/18/25	6 month GBP	3.000	(706,728)	(223,326)
		$8,100	(a)	08/04/26	3 month LIBOR	3.409	(113,071)	(406,139)
	GBP	2,530	(a)	09/12/26	6 month GBP	2.980	39,370	(346,875)
		$16,100	(a)	03/18/30	3 month LIBOR	3.250	(1,538,536)	108,336
	GBP	730	(a)	02/05/36	6 month GBP	3.500	2,989	(233,293)
	JPY	276,600	(a)	03/18/45	1.500	6 month JYOR	(5,473)	99,465
		$1,400	(a)	03/18/45	3 month LIBOR	3.500	(228,334)	(1,047)
		1,930	(a)	03/18/45	3.500	3 month LIBOR	300,037	16,182
	GBP	2,250	(a)	03/18/45	6 month GBP	3.250	(566,454)	(244,941)

TOTAL							$(3,318,360)	$(211,283)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014 (b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$3,975	1.000%	06/20/16	0.162%	$1,666	$48,790

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$972,321,604

Gross unrealized gain	28,603,574
Gross unrealized loss	(6,705,739)

Net unrealized security gain	$21,897,835

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 44.8%
British Pound – 4.7%
United Kingdom Treasury
GBP	3,400,000	1.750%		07/22/19	$ 5,435,169
	2,000,000	4.500		09/07/34	4,182,562
	3,120,000	3.250		01/22/44	5,610,078
	2,570,000	3.500		01/22/45	4,832,494
	1,350,000	3.500		07/22/68	2,727,770

					22,788,073

Canadian Dollar – 3.8%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	740,100
Government of Canada
	3,510,000	1.500		09/01/17	3,054,709
	5,300,000	2.500		06/01/24	4,841,074
	2,250,000	4.000		06/01/41	2,568,656
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,726,609
	4,200,000	4.000		06/02/21	4,018,993
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,749,043

					18,699,184

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	518,450

Euro – 22.6%
Federal Republic of Germany
EUR	5,800,000	0.000		12/16/16	7,029,198
	9,840,000	0.250		04/13/18	12,026,677
	60,000	2.000		01/04/22	81,673
	170,000	2.500		07/04/44	261,540
Government of Finland(a)
	390,000	4.375		07/04/19	563,000
Government of France
	1,400,000	3.750		04/25/17	1,841,963
	2,620,000	1.000		05/25/18	3,276,271
	1,420,000	4.250		10/25/23	2,250,867
	1,330,000	4.500		04/25/41	2,520,856
Italy Buoni Poliennali Del Tesoro
	1,800,000	1.150		05/15/17	2,204,432
	1,160,000	4.500		02/01/18	1,565,781
	2,171,621	2.350		09/15/19	2,836,678
	1,100,000	4.750		09/01/21	1,619,774
	3,770,000	5.500		11/01/22	5,866,215
	4,870,000	4.500		05/01/23	7,182,356
	890,000	3.750		09/01/24	1,256,676
	920,000	2.500		12/01/24	1,174,514
	420,000	5.000		09/01/40	671,030
	120,000	4.750	(a)	09/01/44	188,062
Kingdom of Belgium
	1,000,000	4.000	(a)	03/28/18	1,366,534
	395,000	3.750	(a)	09/28/20	573,111
	830,000	2.250		06/22/23	1,135,167
	1,670,000	2.600	(a)	06/22/24	2,343,584
Kingdom of The Netherlands
	2,280,000	0.500		04/15/17	2,792,242
	2,470,000	4.500	(a)	07/15/17	3,331,044
	1,000,000	2.500	(a)	01/15/33	1,467,920

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Republic of Austria(a)
EUR	5,270,000	4.350%		03/15/19	$ 7,533,363
Republic of Italy
	380,000	3.500		11/01/17	496,329
	7,079,649	2.150		11/12/17	8,873,094
	1,680,000	4.500		08/01/18	2,301,550
	400,000	5.000		08/01/39	642,499
Spain Government Bond
	930,000	2.100		04/30/17	1,166,849
	1,160,000	0.500		10/31/17	1,400,444
	3,700,000	4.500		01/31/18	5,003,071
	360,000	5.400	(a)	01/31/23	569,688
	1,120,000	4.400	(a)	10/31/23	1,676,533
	370,000	4.800		01/31/24	572,978
	2,670,000	3.800	(a)	04/30/24	3,865,273
	880,000	2.750	(a)	10/31/24	1,174,427
	2,835,000	5.900		07/30/26	4,829,540
	90,000	5.150	(a)	10/31/44	155,722
Spain Government Inflation Linked Bond(a)
	1,353,024	0.550		11/30/19	1,649,315

					109,337,840

Japanese Yen – 10.0%
Japanese Government CPI Linked Bond
JPY	449,934,800	0.100		09/10/23	3,952,237
Government of Japan
	61,800,000	0.800		09/20/23	541,201
	1,366,200,000	1.400		09/20/34	12,114,035
	100,000,000	2.200		09/20/39	1,013,562
	78,200,000	2.000		03/20/52	775,642
	29,000,000	2.200		03/20/31	294,345
	225,000,000	1.700		09/20/32	2,123,626
	2,402,800,000	0.300		03/20/18	20,258,084
	212,100,000	2.500		03/20/38	2,247,113
	485,000,000	2.500		09/20/34	5,091,694

					48,411,539

Mexican Peso – 1.2%
United Mexican States
MXN	15,503,420	0.000	(b)	01/15/15	1,048,541
	2,733,530	0.000	(b)	03/05/15	184,133
	19,675,100	0.000	(b)	03/12/15	1,326,365
	20,146,380	0.000	(b)	03/19/15	1,355,693
	5,962,830	0.000	(b)	04/01/15	400,807
	13,763,300	10.000		11/20/36	1,313,630
	1,882,300	8.500		11/18/38	158,122

					5,787,291

Polish Zloty – 0.1%
Poland Government Bond
PLN	980,000	3.250		07/25/19	289,706
	290,000	4.000		10/25/23	92,201

					381,907

South African Rand – 0.5%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,622,795
	6,569,608	10.500		12/21/26	677,398

					2,300,193

South Korean Won – 0.8%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	3,943,540

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
United States Dollar – 1.0%
Federal Republic of Brazil
	$610,000	4.250%		01/07/25	$ 610,000
	90,000	8.250		01/20/34	123,975
	80,000	7.125		01/20/37	100,800
Republic of Chile
	150,000	3.625		10/30/42	135,750
Republic of Indonesia
	210,000	5.875		01/15/24	235,725
Republic of Korea
	660,000	7.125		04/16/19	797,564
Republic of Turkey
	200,000	5.750		03/22/24	223,500
	230,000	6.000		01/14/41	261,625
Russian Federation
	1,200,000	4.500		04/04/22	1,047,000
	800,000	4.875		09/16/23	706,000
	78,600	7.500	(c)	03/31/30	81,587
United Mexican States
	470,000	5.750		10/12/49	505,250

					4,828,776

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$216,996,793

Corporate Obligations – 18.4%
Automotive – 0.6%
Ford Motor Credit Co. LLC
	$2,300,000	3.984%		06/15/16	$ 2,383,021
	300,000	4.250		02/03/17	315,066

					2,698,087

Automotive – 0.2%
FCE Bank PLC
EUR	750,000	1.625		09/09/16	924,183

Banks – 6.8%
Bank of America Corp.
	300,000	4.625		08/07/17	401,417
	$1,550,000	5.750		12/01/17	1,712,496
	1,000,000	5.650		05/01/18	1,109,042
	1,400,000	2.600		01/15/19	1,409,312
	600,000	2.650		04/01/19	604,175
	1,450,000	4.125		01/22/24	1,522,813
BNP Paribas SA(d)(e)
EUR	150,000	4.730		04/12/49	186,045
Citigroup, Inc.
	$105,000	4.450		01/10/17	110,984
	375,000	6.125		05/15/18	423,149
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,504,766
Dexia Credit Local SA(a)
	2,000,000	1.500		10/07/17	2,002,002
HSBC Holdings PLC
	450,000	6.800		06/01/38	595,168
	900,000	6.375	(d)(e)	09/17/49	909,000
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,654,933
EUR	1,050,000	6.125	(d)(e)	05/29/23	1,450,572
Intesa Sanpaolo SpA
	500,000	4.125		01/14/16	626,576
	$800,000	2.375		01/13/17	806,276
	1,700,000	3.875		01/16/18	1,767,736

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Intesa Sanpaolo SpA – (continued)
	$900,000	3.875%		01/15/19	$ 930,569
	500,000	5.017	(a)	06/26/24	485,077
JPMorgan Chase & Co.
	700,000	3.875		02/01/24	728,346
	1,700,000	3.625		05/13/24	1,742,246
Lloyds TSB Bank PLC(d)(e)
EUR	1,250,000	11.875		12/16/21	1,815,272
Morgan Stanley, Inc.
	$1,650,000	4.000		07/24/15	1,681,058
	500,000	5.625		09/23/19	563,157
EUR	900,000	2.375		03/31/21	1,169,765
	$50,000	3.875		04/29/24	51,304
	1,700,000	3.700		10/23/24	1,721,772
Nordea Bank AB(a)(d)(e)
	500,000	6.125		09/23/49	494,625
Regions Financial Corp.(e)
	750,000	2.000		05/15/18	741,811
Santander Holdings USA, Inc.(e)
	850,000	3.000		09/24/15	860,188
Synchrony Financial(e)
	100,000	1.875		08/15/17	99,876
	250,000	3.000		08/15/19	252,364
Wells Fargo & Co.
	800,000	3.300		09/09/24	803,684

					32,937,576

Chemicals – 0.5%
Eastman Chemical Co.(e)
	650,000	3.800		03/15/25	656,811
LYB International Finance BV
	150,000	5.250		07/15/43	161,733
LyondellBasell Industries NV(e)
	500,000	5.000		04/15/19	542,607
Monsanto Co.(e)
	650,000	4.400		07/15/44	666,530
The Mosaic Co.(e)
	250,000	4.250		11/15/23	263,968

					2,291,649

Communications – 2.8%
21st Century Fox America, Inc.
	50,000	4.000		10/01/23	52,936
	600,000	3.700	(a)(e)	09/15/24	618,178
	150,000	4.750	(a)(e)	09/15/44	163,889
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	356,588
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	425,497
Comcast Corp.
	$1,800,000	4.500		01/15/43	1,936,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	200,000	6.000	(e)	08/15/40	225,553
	350,000	6.375		03/01/41	411,402
Empresa Nacional de Telecomunicaciones SA(a)
	830,000	4.875		10/30/24	842,450
Orange SA
	50,000	5.375		01/13/42	56,830
	350,000	5.500	(e)	02/06/44	409,320
Time Warner Cable, Inc.
	200,000	6.550		05/01/37	257,482
	678,000	7.300		07/01/38	939,692
Verizon Communications, Inc.
	2,248,806	2.625	(a)	02/21/20	2,240,084
	350,000	4.500		09/15/20	380,084

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Communications – (continued)
Verizon Communications, Inc. – (continued)
	$1,500,000	5.150%		09/15/23	$ 1,657,732
	546,000	6.400		09/15/33	670,955
	699,000	6.550		09/15/43	894,112
	23	5.012	(a)	08/21/54	24
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,241,852

					13,780,703

Consumer Noncyclical – 0.1%
Avon Products, Inc.
	$350,000	4.600		03/15/20	317,918
	50,000	5.000		03/15/23	45,321

					363,239

Diversified Manufacturing – 0.1%
Roper Industries, Inc.
	400,000	2.050		10/01/18	396,005

Electric – 0.6%
Berkshire Hathaway Energy Co.
	350,000	5.950		05/15/37	433,207
Enel Finance International NV
GBP	750,000	5.625		08/14/24	1,404,784
	250,000	5.750		09/14/40	480,736
Ruwais Power Co. PJSC(a)
	$520,000	6.000		08/31/36	598,000

					2,916,727

Energy – 1.3%
Brazil Minas SPE via State of Minas Gerais(f)
	231,000	5.333		02/15/28	228,113
Buckeye Partners LP(e)
	550,000	4.150		07/01/23	540,189
Dolphin Energy Ltd.
	519,974	5.888		06/15/19	567,349
	805,674	5.888	(a)	06/15/19	879,079
Enterprise Products Operating LLC(e)
	500,000	3.750		02/15/25	499,002
Kinder Morgan, Inc.(e)
	350,000	3.050		12/01/19	346,849
Petrobras Global Finance BV
	400,000	4.875		03/17/20	370,240
Transocean, Inc.
	600,000	6.375		12/15/21	553,500
Transportadora de Gas Internacional SA ESP(e)
	340,000	5.700		03/20/22	355,300
Weatherford International Ltd.
	500,000	9.625		03/01/19	592,713
	518,000	5.125		09/15/20	499,811
	50,000	4.500	(e)	04/15/22	44,528
Williams Partners LP(e)
	650,000	3.900		01/15/25	620,086

					6,096,759

Financial Companies – 0.5%
American Express Credit Corp.
	700,000	2.800		09/19/16	720,805
GE Capital European Funding
EUR	1,200,000	2.875		06/18/19	1,603,758

					2,324,563

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 0.9%
CVS Health Corp.(e)
	$350,000	4.000%	12/05/23	$ 370,425
Mondelez International, Inc.
	496,000	6.500	02/09/40	655,451
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	428,271
	1,050,000	4.250	07/15/22	1,109,966
	885,000	5.500	01/15/42	1,027,984
Sysco Corp.(e)
	100,000	2.350	10/02/19	100,502
	150,000	3.000	10/02/21	151,922
	250,000	3.500	10/02/24	256,435
	150,000	4.350	10/02/34	161,043
	200,000	4.500	10/02/44	215,814

				4,477,813

Health Care - Services – 0.2%
Humana, Inc.(e)
	150,000	3.850	10/01/24	152,099
UnitedHealth Group, Inc.
	700,000	2.875	12/15/21	706,576

				858,675

Health Care Products – 0.2%
Becton Dickinson & Co.(e)
	250,000	3.734	12/15/24	257,612
Medtronic, Inc.(a)
	200,000	2.500	03/15/20	201,112
	350,000	3.500	03/15/25	358,040
	300,000	4.625	03/15/45	325,689

				1,142,453

Insurance – 0.5%
Allianz Finance II BV(d)(e)
EUR	100,000	5.750	07/08/41	144,300
Assicurazioni Generali SpA(d)(e)
GBP	150,000	6.416	02/28/49	241,909
Generali Finance BV(d)(e)
	150,000	6.214	12/31/49	237,556
Prudential Financial, Inc.(d)(e)
	$400,000	5.625	06/15/43	409,000
QBE Insurance Group Ltd.(a)
	400,000	2.400	05/01/18	400,042
Standard Life PLC(d)(e)
GBP	150,000	6.546	01/01/00	253,955
Teachers Insurance & Annuity Association of America(a)
	$800,000	4.900	09/15/44	891,478

				2,578,240

Metals & Mining – 0.6%
Freeport-McMoRan, Inc.(e)
	200,000	3.550	03/01/22	188,182
	150,000	4.550	11/14/24	145,422
Glencore Finance Canada Ltd.(a)
	1,500,000	4.250	10/25/22	1,492,648
Rio Tinto Finance USA Ltd.
	752,000	9.000	05/01/19	951,307

				2,777,559

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Natural Gas(d)(e) – 0.2%
GDF Suez
EUR	900,000	3.875%		07/10/49	$ 1,147,364

Noncaptive - Financial – 0.1%
General Electric Capital Corp.
MXN	1,000,000	8.500		04/06/18	74,828
	$350,000	5.550		05/04/20	403,322

					478,150

Pharmaceuticals – 0.6%
AbbVie, Inc.
	1,500,000	1.750		11/06/17	1,498,826
Actavis Funding SCS
	50,000	2.450		06/15/19	49,203
	100,000	3.850	(e)	06/15/24	100,361
	600,000	4.850	(e)	06/15/44	607,651
Forest Laboratories, Inc.(a)
	300,000	4.375		02/01/19	316,911
	400,000	5.000	(e)	12/15/21	433,130

					3,006,082

Real Estate Investment Trusts – 1.3%
Gecina SA
EUR	700,000	4.250		02/03/16	882,200
Hammerson PLC
	850,000	2.000		07/01/22	1,076,835
HCP, Inc.(e)
	$100,000	2.625		02/01/20	98,680
	1,750,000	5.375		02/01/21	1,953,862
	200,000	4.250		11/15/23	211,480
Prologis LP(e)
EUR	300,000	3.000		01/18/22	400,663
	400,000	3.375		02/20/24	551,784
Trust F/1401(a)
	$330,000	5.250		12/15/24	336,600
Ventas Realty LP/Ventas Capital Corp.(e)
	200,000	3.250		08/15/22	196,362
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)(e)
	350,000	2.700		09/17/19	349,898
	400,000	3.750		09/17/24	405,924

					6,464,288

Technology – 0.2%
Apple, Inc.
	500,000	3.850		05/04/43	499,408
Hewlett-Packard Co.
	250,000	2.600		09/15/17	254,396

					753,804

Transportation(a) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	450,000	4.250		01/17/23	467,567

TOTAL CORPORATE OBLIGATIONS					$ 88,881,486

Foreign Debt Obligations(f) – 2.3%
Supranational – 2.3%
European Financial Stability Facility
EUR	7,700,000	2.000%		05/15/17	$ 9,754,810

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations(f) – (continued)
Supranational – (continued)
European Financial Stability Facility – (continued)
EUR	800,000	0.875%	04/16/18	$ 993,753
	300,000	2.350	07/29/44	423,327

TOTAL FOREIGN DEBT OBLIGATIONS				$ 11,171,890

Asset-Backed Securities(d) – 8.0%
Collateralized Loan Obligations(a) – 5.7%
B&M CLO Ltd. Series 2014-1A, Class A1
	$1,750,000	1.629%	04/16/26	$ 1,726,366
B&M CLO Ltd. Series 2014-1A, Class A2
	300,000	2.179	04/16/26	288,608
CIFC Funding Ltd. Series 2014-2A, Class A1L
	2,500,000	1.713	05/24/26	2,480,312
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
	1,600,000	1.790	04/18/26	1,580,696
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
	3,250,000	1.653	04/28/25	3,206,414
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
	850,000	2.233	04/28/25	817,554
Magnetite VIII Ltd. Series 2014-8A, Class A
	2,700,000	1.711	04/15/26	2,681,923
Magnetite VIII Ltd. Series 2014-8A, Class B
	550,000	2.217	04/15/26	538,529
OFSI Fund V Ltd. Series 2014-7A, Class ACOM
	2,850,000	1.872	10/18/26	2,793,285
Shackleton CLO Ltd. Series 2014-5A, Class A
	3,650,000	1.732	05/07/26	3,626,874
Shackleton CLO Ltd. Series 2014-5A, Class B1
	800,000	2.232	05/07/26	779,496
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
	1,250,000	1.691	07/15/26	1,216,625
Trinitas CLO Ltd. Series 2014-1A, Class A1
	1,550,000	1.761	04/15/26	1,538,062
Trinitas CLO Ltd. Series 2014-1A, Class B1
	400,000	2.131	04/15/26	381,450
Whitehorse VIII Ltd. Series 2014-1A, Class A
	3,500,000	1.732	05/01/26	3,477,887
Whitehorse VIII Ltd. Series 2014-1A, Class B
	750,000	2.282	05/01/26	732,197

				27,866,278

Home Equity – 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)
	2,900,000	1.620	10/25/37	2,705,218
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	68,450	7.000	09/25/37	68,519
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	109,136	6.781	09/25/37	110,069

				2,883,806

Student Loans – 1.7%
Access Group, Inc. Series 2004-2, Class A2
	2,068,978	0.384	01/25/16	1,988,086
Educational Services of America, Inc. Series 2010-1, Class A1(a)
	1,403,168	1.084	07/25/23	1,411,751
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	813,865	1.183	02/25/42	818,554
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	875,127	1.014	07/27/48	877,666
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	486,780	1.020	02/25/43	488,893

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities(d) – (continued)
Student Loans – (continued)
SLC Student Loan Center Series 2011-1, Class A(a)
	$1,085,362	1.390%	10/25/27	$ 1,103,081
SLC Student Loan Trust Series 2006-1, Class A4
	1,330,411	0.321	12/15/21	1,326,294
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	146,909	0.364	03/01/25	146,748

				8,161,073

TOTAL ASSET-BACKED SECURITIES				$ 38,911,157

Mortgage-Backed Obligations – 20.3%
Adjustable Rate Non-Agency(d) – 0.8%
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	$193,013	1.615%	09/25/35	$ 175,655
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	928,904	0.365	03/20/46	734,963
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	171,069	2.350	04/20/35	168,920
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	965,075	2.625	08/19/36	787,995
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,242,325	1.115	01/25/46	944,719
Sequoia Mortgage Trust Series 2004-10, Class A3A
	261,436	0.983	11/20/34	250,463
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	586,899	2.491	11/25/34	595,686

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 3,658,401

Collateralized Mortgage Obligations – 3.4%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)(d)
	$733,206	0.467%	09/20/66	$ 706,238
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1(d)
EUR	2,396,843	0.379	09/20/66	2,804,232
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(a)(d)
	$470,051	0.487	09/20/66	453,207
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2(d)
EUR	1,829,280	0.339	09/20/66	2,135,792
EMF-UK PLC Series 08-1X, Class A1A(d)
GBP	1,125,586	1.543	03/13/46	1,739,026
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1(d)
	373,549	0.963	09/13/45	555,289
FHLMC Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M1(d)
	$246,564	1.555	10/25/24	246,096
FNMA REMIC Series 2010-126, Class LS(d)
	2,423,074	4.844	11/25/40	440,291
FNMA REMIC Series 2011-52, Class GB
	1,000,000	5.000	06/25/41	1,106,659
FNMA REMIC Series 2011-99, Class DB
	875,000	5.000	10/25/41	974,386
FNMA REMIC Series 2012-111, Class B
	179,596	7.000	10/25/42	204,889
FNMA REMIC Series 2012-153, Class B
	619,373	7.000	07/25/42	711,564
Leek Finance Number Eighteen PLC Series 2018X, Class A2C(d)
EUR	142,281	0.342	09/21/38	178,226
Leek Finance Number Seventeen PLC Series 2017X, Class A2A(d)
GBP	94,047	0.846	12/21/37	153,606

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Leek Finance PLC Series 2017X, Class A2C(d)
EUR	156,745	0.362%	12/21/37	$ 198,810
Leek Finance PLC Series 2018X, Class A2B(d)
	$806,259	0.493	09/21/38	832,523
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,057,789	2.650	10/29/20	3,120,442
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	29,932	1.840	10/07/20	30,025

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 16,591,301

Commercial Mortgage-Backed Securities – 3.7%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(d)
	$600,000	5.638%	04/10/49	$ 648,843
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
	2,406,616	5.602	06/11/50	2,631,153
Commercial Mortgage Trust Series 2007-C9, Class A1A(d)
	4,469,167	5.796	12/10/49	4,836,147
FNMA ACES Series 2012-M8, Class ASQ2
	200,000	1.520	12/25/19	200,007
FNMA ACES Series 2012-M8, Class ASQ3
	300,000	1.800	12/25/19	299,113
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(d)
	3,491,400	5.796	08/10/45	3,805,774
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(d)
	3,007,890	5.860	07/15/44	3,289,479
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(d)
	150,000	5.478	02/12/44	159,947
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM(d)
	250,000	5.931	12/15/44	240,683
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(d)
	1,733,749	5.608	05/15/46	1,848,624

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 17,959,770

Federal Agencies – 12.4%
FHLMC – 0.6%
	$416	5.000%	09/01/16	$ 428
	3,830	5.000	11/01/16	4,021
	842	5.000	12/01/16	884
	12,795	5.000	01/01/17	13,441
	20,394	5.000	02/01/17	21,404
	18,299	5.000	03/01/17	19,222
	31,236	5.000	04/01/17	32,783
	1,545	5.000	05/01/17	1,625
	601	5.000	06/01/17	633
	1,057	5.000	08/01/17	1,112
	99,260	5.000	09/01/17	104,337
	122,010	5.000	10/01/17	128,027
	71,514	5.000	11/01/17	75,137
	76,576	5.000	12/01/17	80,495
	93,492	5.000	01/01/18	98,323
	212,957	5.000	02/01/18	223,711
	198,170	5.000	03/01/18	208,368
	188,309	5.000	04/01/18	197,996
	143,265	5.000	05/01/18	150,723
	36,578	5.000	06/01/18	38,467
	37,327	5.000	07/01/18	39,303
	16,697	5.000	08/01/18	17,548
	13,752	5.000	09/01/18	14,470
	46,093	5.000	10/01/18	48,517

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$58,361	5.000%	11/01/18	$ 61,445
38,262	5.000	12/01/18	40,265
26,875	5.000	01/01/19	28,302
2,516	5.000	02/01/19	2,662
6,592	5.000	03/01/19	6,972
3,943	5.000	01/01/33	4,363
1,414	5.000	06/01/33	1,566
13,498	5.000	07/01/33	14,942
16,498	5.000	08/01/33	18,263
2,969	5.000	10/01/33	3,287
10,405	5.000	11/01/33	11,518
3,432	5.000	12/01/33	3,799
12,636	5.000	02/01/34	13,986
4,701	5.000	03/01/34	5,201
9,725	5.000	04/01/34	10,757
14,487	5.000	05/01/34	16,036
177,264	5.000	06/01/34	196,190
2,552	5.000	11/01/34	2,823
54,079	5.000	04/01/35	59,863
9,990	5.000	11/01/35	11,059
8,642	5.000	02/01/37	9,564
1,397	5.000	11/01/37	1,539
519,274	7.000	02/01/39	595,785
73,312	5.000	01/01/40	81,178

			2,722,340

FNMA – 11.7%
1,566	5.000	04/01/18	1,651
18,440	5.000	05/01/18	19,397
2,200	5.000	06/01/18	2,317
2,036	5.000	11/01/18	2,147
2,359	5.000	03/01/19	2,498
3,045	5.000	04/01/19	3,236
4,000,000	4.506	06/01/19	4,340,186
1,585,445	3.416	10/01/20	1,679,512
1,158,705	3.612	12/01/20	1,241,876
744,859	3.763	12/01/20	803,950
1,952,802	4.375	06/01/21	2,172,995
397,721	3.830	07/01/21	431,444
233,510	5.000	05/01/26	257,803
150,745	6.000	09/01/27	170,945
4,813	5.000	08/01/33	5,325
3,594	5.500	02/01/34	4,062
5,635	5.500	05/01/34	6,369
4,291	5.500	10/01/34	4,850
23,563	5.500	12/01/34	26,614
5,905	5.500	04/01/35	6,669
5,225	5.500	07/01/35	5,898
2,506,483	6.000	12/01/36	2,839,308
189,522	6.000	07/01/37	214,629
844,135	6.000	07/01/37	955,962
43,845	6.000	09/01/37	49,653
192,892	6.000	03/01/38	218,455
1,023,444	6.000	03/01/38	1,159,037
90,968	4.500	05/01/38	98,747
1,534,133	6.000	09/01/38	1,737,446
783,121	6.000	10/01/38	886,877
68,399	6.000	11/01/38	77,460
469,552	6.000	12/01/38	531,781
327,904	7.000	03/01/39	376,658
53,111	4.500	05/01/39	58,339
822,324	4.500	06/01/39	893,147
27,103	4.500	08/01/39	29,792
155,200	6.000	09/01/39	175,760
52,075	6.000	10/01/39	58,990

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$302,309	5.000%	06/01/40	$ 334,388
	1,835,492	6.000	07/01/40	2,078,650
	824,214	6.000	10/01/40	933,402
	56,223	6.000	05/01/41	63,672
	488,214	5.000	06/01/41	540,638
	154,941	5.000	07/01/41	171,578
	151,272	4.500	08/01/41	164,579
	840,457	3.000	08/01/42	855,189
	733,806	3.000	09/01/42	747,192
	104,062	3.000	10/01/42	105,969
	457,569	3.000	11/01/42	465,544
	4,557,998	3.000	12/01/42	4,635,206
	3,151,426	3.000	01/01/43	3,206,019
	920,412	3.000	02/01/43	936,190
	227,531	3.000	03/01/43	231,557
	656,817	3.000	04/01/43	668,439
	12,000,000	3.500	TBA-30yr(g)	12,488,282
	6,000,000	4.000	TBA-30yr(g)	6,389,531

				56,567,810

GNMA – 0.1%
	623,776	3.950	07/15/25	662,048

TOTAL FEDERAL AGENCIES				$ 59,952,198

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 98,161,670

Agency Debentures – 0.7%
FFCB
	$700,000	3.500%	12/20/23	$ 759,899
FHLMC
	1,800,000	6.750	03/15/31	2,700,020

TOTAL AGENCY DEBENTURES				$ 3,459,919

Government Guarantee Obligations(f) – 2.1%
Banca Monte dei Paschi di Siena SpA
EUR	3,500,000	3.500%	03/20/17	$ 4,452,491
Dexia Credit Local SA
GBP	1,800,000	1.875	07/17/17	2,855,714
Kreditanstalt fuer Wiederaufbau
AUD	3,000,000	6.000	08/20/20	2,830,924

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 10,139,129

U.S. Treasury Obligations – 3.4%
United States Treasury Inflation Protected Securities
	$2,029,848	1.125%	01/15/21	$ 2,112,625
	1,999,866	0.375 (h)	07/15/23	1,981,428
	5,271,479	0.625	01/15/24	5,306,060
	1,324,505	1.375	02/15/44	1,505,591
United States Treasury Notes
	30,000	1.500	06/30/16	30,446
	5,650,000	1.625 (h)	04/30/19	5,668,758

TOTAL U.S. TREASURY OBLIGATIONS				$ 16,604,908

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Notional Amount		Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Currency Options
Bank of America Securities LLC
Put CNH	25,383,380
Call USD	4,113,000	6.172%	02/18/15	$ 53,271
Bank of America Securities LLC
Put USD	4,113,000
Call CNH	25,383,380	6.172	02/18/15	4,549
Bank of America Securities LLC
Put EUR	2,759,000
Call USD	3,862,000	1.210	03/27/15	81,473
Bank of America Securities LLC
Put CHN	33,911,946
Call USD	5,408,000	6.271	04/14/15	45,130
Bank of America Securities LLC
Put USD	5,408,000
Call CHN	33,911,946	6.271	04/14/15	39,219

TOTAL OPTIONS PURCHASED				$ 223,642

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$484,550,594

Principal Amount		Interest Rate	Maturity Date	Value
Short-term Investment(i) – 1.6%
Repurchase Agreement – 1.6%
Joint Repurchase Agreement Account II
	$7,600,000	0.082%	01/02/15	$ 7,600,000

TOTAL INVESTMENTS – 101.7%				$492,150,594

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%				(8,200,594)

NET ASSETS – 100.0%				$483,950,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $82,245,023, which represents approximately 17.0% of net assets as of December 31, 2014.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by a foreign government until maturity.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $18,877,813, which represents approximately 3.9% of net assets as of December 31, 2014.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	AUD/CHF	03/18/15	$174,601	$1,328
	EUR/HUF	03/18/15	597,837	5,200
	IDR/USD	01/20/15	253,552	13,552
	JPY/CAD	03/18/15	171,334	1,531
	JPY/EUR	03/18/15	126,493	1,647
	JPY/USD	03/18/15	303,502	3,502
	NZD/SEK	03/18/15	315,398	16,345
	SEK/AUD	03/18/15	221,077	2,470
	USD/AUD	01/08/15	2,783,928	164,023
	USD/AUD	03/18/15	1,163,239	27,154
	USD/CHF	03/18/15	1,532,681	19,319
	USD/COP	01/09/15	369,558	26,782
	USD/EUR	03/18/15	2,202,660	65,660
	USD/GBP	03/18/15	293,075	1,644
	USD/JPY	03/18/15	1,181,435	9,565
Barclays Bank PLC	CAD/USD	03/18/15	601,887	887
	CNH/USD	03/18/15	627,347	2,136
	CNH/USD	04/16/15	1,542,969	11,969
	EUR/PLN	03/18/15	602,988	7,315
	GBP/EUR	03/18/15	1,184,278	13,536
	NOK/EUR	03/18/15	290,620	17,312
	USD/AUD	03/18/15	1,075,570	55,848
	USD/CNH	03/18/15	1,179,417	9,583
	USD/CNH	04/16/15	469,817	754
	USD/EUR	03/18/15	694,907	19,329
	USD/MYR	01/09/15	181,557	543
	USD/SGD	03/18/15	584,039	12,095
	USD/ZAR	03/18/15	294,461	5,539
BNP Paribas SA	GBP/EUR	03/18/15	2,392,774	29,560
	MYR/USD	01/20/15	300,224	224
	USD/CHF	03/18/15	2,133,120	57,755
	USD/CZK	01/13/15	475,906	15,583
	USD/JPY	03/18/15	882,273	14,727
	USD/PLN	01/13/15	368,576	17,564
	USD/SEK	03/18/15	705,069	25,978
Citibank NA (London)	INR/USD	01/27/15	322,478	500
	USD/BRL	01/15/15	339,118	5,244
	USD/CAD	03/18/15	1,172,237	19,763
	USD/CHF	03/18/15	2,172,256	36,761
	USD/GBP	01/09/15	21,781,168	125,127
	USD/JPY	01/15/15	34,559,821	125,791
	USD/JPY	03/18/15	1,764,766	36,234
	USD/RUB	01/26/15	267,440	30,560
	ZAR/USD	03/18/15	300,454	954
Credit Suisse International (London)	USD/COP	01/09/15	510,996	13,998
Deutsche Bank AG (London)	CNH/USD	04/16/15	2,634,368	12,206
	EUR/HUF	03/18/15	355,253	3,348
	JPY/USD	03/18/15	599,236	236
	MXN/USD	03/18/15	602,181	1,181
	NOK/EUR	03/18/15	1,163,692	43,696
	USD/AUD	03/18/15	1,471,704	16,883
	USD/CNH	03/18/15	1,587,523	14,682
	USD/CNH	04/16/15	1,265,010	12,956
	USD/MXN	01/20/15	1,150,286	27,201

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Deutsche Bank AG (London) (continued)	USD/MYR	01/09/15	$878,590	$14,410
	USD/SGD	03/18/15	583,929	9,901
	USD/ZAR	03/18/15	316,075	12,237
HSBC Bank PLC	CAD/JPY	03/18/15	327,191	7,618
	CNH/USD	03/18/15	3,919,817	13,897
	EUR/NOK	03/18/15	135,168	5,319
	GBP/NZD	03/18/15	193,038	106
	MYR/USD	01/20/15	300,186	186
	SEK/JPY	03/18/15	242,725	176
	USD/BRL	01/13/15	269,938	8,443
	USD/CAD	03/18/15	295,353	4,647
	USD/CNH	03/18/15	4,787,545	27,172
	USD/MYR	01/09/15	294,713	1,430
	USD/SGD	03/18/15	1,277,887	11,113
	USD/TRY	03/18/15	283,008	13,992
JPMorgan Chase Bank (London)	CAD/CHF	03/18/15	618,486	5,750
	EUR/NOK	03/18/15	559,178	20,852
	IDR/USD	01/20/15	317,100	16,100
	NOK/EUR	03/18/15	291,831	582
	USD/BRL	01/15/15	581,633	12,975
	USD/CAD	03/18/15	624,236	11,948
	USD/CHF	03/18/15	2,222,245	42,862
	USD/EUR	01/28/15	127,404,681	2,673,666
	USD/EUR	03/18/15	3,694,376	93,189
	USD/JPY	03/18/15	593,328	6,172
	USD/MXN	03/18/15	306,977	3,023
	USD/NZD	03/18/15	512,170	4,588
	USD/ZAR	03/18/15	298,513	1,487
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	308,412	8,412
	BRL/USD	01/15/15	610,294	9,294
	RUB/USD	01/20/15	967,005	65,505
	USD/BRL	01/09/15	294,440	5,560
	USD/BRL	01/15/15	298,323	1,677
	USD/CHF	03/18/15	1,126,756	38,440
	USD/EUR	03/18/15	906,466	29,449
	USD/RUB	01/20/15	247,265	1,735
	USD/TRY	03/18/15	1,075,944	31,056
	ZAR/USD	03/18/15	305,313	4,313
Royal Bank of Canada	AUD/CHF	03/18/15	243,600	1,541
	BRL/USD	01/09/15	619,301	18,301
	BRL/USD	01/16/15	2,418,305	10,305
	CAD/USD	03/18/15	601,206	206
	JPY/CAD	03/18/15	370,274	3,218
	NZD/EUR	03/18/15	209,065	7,905
	USD/BRL	01/09/15	848,591	27,802
	USD/BRL	01/12/15	295,372	4,128
	USD/CAD	03/18/15	2,265,013	44,922
	USD/GBP	01/09/15	9,643,982	47,419
	USD/MYR	01/09/15	252,242	1,358
	USD/NOK	03/18/15	390,347	23,559
	USD/ZAR	01/20/15	2,301,578	70,439
Royal Bank of Scotland PLC	AUD/USD	03/18/15	522,767	132
	USD/AUD	03/18/15	866,138	39,388
	USD/JPY	03/18/15	1,187,610	7,390
	USD/MXN	01/20/15	5,174,655	236,390
Standard Chartered Bank	BRL/USD	01/09/15	311,591	11,591
	JPY/USD	03/18/15	301,919	1,919
	USD/CNH	03/18/15	1,047,260	7,613
	USD/EUR	03/18/15	584,873	13,934
	USD/KRW	01/30/15	4,083,491	151,541
	USD/NZD	03/18/15	487,781	2,397
	USD/ZAR	03/18/15	291,435	8,565
State Street Bank and Trust	JPY/EUR	03/18/15	1,183,067	30,797

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

State Street Bank and Trust (continued)	USD/CAD	03/18/15	$1,169,094	$21,906
	USD/CHF	03/18/15	1,699,948	47,022
	USD/CNH	03/18/15	971,449	8,181
	USD/JPY	03/18/15	1,046,054	7,946
	USD/MXN	03/18/15	490,941	16,059
UBS AG (London)	BRL/USD	01/16/15	194,404	404
	BRL/USD	01/26/15	318,433	5,433
	EUR/NOK	03/18/15	558,463	19,145
	NZD/USD	03/18/15	652,563	3,003
	USD/BRL	01/09/15	564,467	19,229
	USD/BRL	01/13/15	294,847	5,153
	USD/BRL	01/16/15	862,929	30,000
	USD/BRL	01/23/15	310,953	1,047
	USD/CAD	03/18/15	1,165,492	25,508
	USD/CHF	03/18/15	2,391,635	58,305
	USD/CNH	03/18/15	998,562	8,214
	USD/JPY	01/15/15	12,878,167	85,550
	USD/PLN	03/18/15	580,287	31,196
	USD/ZAR	03/18/15	297,541	2,459
	ZAR/USD	03/18/15	303,226	3,226
Westpac Banking Corp.	AUD/SEK	03/18/15	135,434	1,268
	CAD/AUD	03/18/15	297,227	2,277
	GBP/AUD	03/18/15	147,600	5,129
	GBP/NOK	03/18/15	264,034	9,988
	NZD/GBP	03/18/15	175,871	1,628
	NZD/JPY	03/18/15	136,275	2,288
	NZD/USD	03/18/15	595,280	728
	USD/AUD	03/18/15	286,548	9,993
	USD/EUR	01/28/15	25,847,671	754,752
	USD/EUR	03/18/15	4,195,224	76,161
	USD/NZD	03/18/15	462,605	2,401
	USD/SGD	03/18/15	622,335	13,700

TOTAL				$6,476,621

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CHF/NZD	03/18/15	$174,148	$(3,300)
	CHF/USD	03/18/15	878,306	(27,694)
	COP/USD	01/09/15	539,479	(12,021)
	EUR/USD	03/18/15	1,169,747	(33,995)
	NOK/CHF	03/18/15	206,219	(9,812)
	NOK/EUR	03/18/15	176,094	(3,611)
	NOK/GBP	03/18/15	374,510	(22,956)
	NZD/USD	03/18/15	951,364	(6,002)
	USD/IDR	01/20/15	308,588	(7,588)
	USD/NZD	03/18/15	2,292,391	(36,292)
Barclays Bank PLC	AUD/USD	03/18/15	678,624	(9,467)
	CHF/USD	03/18/15	1,241,035	(8,965)
	EUR/GBP	03/18/15	1,252,774	(7,506)
	HUF/USD	03/18/15	540,528	(34,875)
	JPY/USD	03/18/15	609,164	(11,836)
	MYR/USD	01/20/15	600,123	(877)
	USD/CNH	04/16/15	453,256	(256)
	USD/IDR	01/20/15	247,272	(8,272)
	USD/PHP	01/13/15	298,025	(1,645)
BNP Paribas SA	EUR/JPY	03/18/15	769,321	(16,639)
	EUR/USD	03/18/15	2,998,233	(52,686)
	HUF/USD	03/18/15	582,708	(36,993)
	JPY/USD	03/18/15	1,969,998	(29,002)
	SEK/JPY	03/18/15	155,825	(5,518)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Citibank NA (London)	AUD/USD	03/18/15	$2,269,070	$(119,217)
	CAD/USD	03/18/15	1,000,279	(31,376)
	EUR/USD	01/28/15	7,783,023	(179,953)
	EUR/USD	03/18/15	2,916,496	(68,172)
	JPY/USD	03/18/15	594,455	(5,545)
	NOK/EUR	03/18/15	293,042	(5,619)
	TRY/USD	03/18/15	609,074	(27,234)
	USD/IDR	01/16/15	303,714	(3,714)
Credit Suisse International (London)	COP/USD	01/09/15	88,730	(3,270)
	GBP/USD	03/18/15	190,029	(895)
	RUB/USD	01/26/15	230,238	(66,762)
	USD/CLP	01/09/15	182,495	(715)
Deutsche Bank AG (London)	EUR/NOK	03/18/15	311,983	(777)
	EUR/USD	03/18/15	1,240,541	(4,123)
	HUF/USD	03/18/15	539,383	(30,773)
	MXN/USD	03/18/15	899,379	(2,621)
	PLN/EUR	03/18/15	587,295	(16,342)
	PLN/USD	03/18/15	562,902	(33,098)
	USD/CAD	02/10/15	13,548,750	(21,359)
	USD/CNH	04/16/15	1,361,615	(2,615)
	USD/IDR	01/20/15	310,979	(9,979)
	ZAR/USD	03/18/15	356,434	(16,607)
HSBC Bank PLC	CHF/JPY	03/18/15	155,386	(2,723)
	CNH/USD	03/18/15	2,101,139	(861)
	EUR/NOK	03/18/15	307,500	(3,560)
	EUR/USD	03/18/15	694,907	(11,923)
	INR/USD	01/12/15	454,244	(7,568)
	NOK/USD	03/18/15	246,239	(7,604)
	SEK/JPY	03/18/15	152,458	(98)
JPMorgan Chase Bank (London)	EUR/NOK	03/18/15	301,430	(10,810)
	EUR/USD	03/18/15	589,717	(10,749)
	JPY/USD	03/18/15	618,661	(3,339)
	NOK/USD	03/18/15	1,624,248	(155,804)
	USD/GBP	03/18/15	1,253,878	(4,226)
	USD/TRY	03/18/15	610,328	(10,328)
Merrill Lynch International Bank Ltd.	TRY/USD	03/18/15	777,902	(31,561)
Morgan Stanley & Co. International PLC	INR/USD	01/27/15	585,543	(10,457)
	JPY/USD	03/18/15	587,544	(8,456)
	NOK/USD	03/18/15	335,840	(363)
	TRY/USD	03/18/15	578,881	(24,504)
	USD/BRL	01/16/15	700,633	(7,633)
	USD/RUB	01/20/15	379,368	(21,718)
Royal Bank of Canada	CAD/USD	03/18/15	2,081,928	(32,145)
	CHF/USD	03/18/15	314,040	(5,990)
	EUR/NOK	03/18/15	182,839	(1,619)
	EUR/USD	03/18/15	286,573	(5,583)
	JPY/USD	03/18/15	616,428	(5,572)
	MXN/USD	03/18/15	469,100	(24,588)
	NOK/EUR	03/18/15	126,074	(7,096)
	NOK/GBP	03/18/15	260,650	(9,562)
	TRY/USD	03/18/15	552,913	(21,339)
	USD/CAD	02/10/15	4,857,716	(5,425)
	USD/NZD	03/18/15	153,897	(1,118)
Royal Bank of Scotland PLC	EUR/USD	03/18/15	291,831	(7,878)
	INR/USD	01/15/15	857,394	(16,427)
	INR/USD	01/27/15	582,575	(12,925)
	USD/TRY	03/18/15	613,420	(12,420)
Standard Chartered Bank	CLP/USD	01/09/15	573,051	(10,811)
	TRY/USD	03/18/15	565,682	(25,685)
	USD/CLP	01/09/15	119,852	(852)
	USD/KRW	01/09/15	304,657	(4,657)
	USD/KRW	01/15/15	603,554	(3,554)
	USD/PHP	01/12/15	279,669	(1,961)
	ZAR/USD	03/18/15	253,294	(12,501)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

State Street Bank and Trust	EUR/NOK	03/18/15	$383,344	$(12,803)
	GBP/USD	03/18/15	535,864	(2,741)
	JPY/USD	03/18/15	1,593,771	(25,581)
UBS AG (London)	CAD/USD	03/18/15	1,005,193	(32,460)
	EUR/JPY	03/18/15	302,200	(6,736)
	EUR/NOK	03/18/15	307,923	(1,561)
Westpac Banking Corp.	AUD/CHF	03/18/15	229,898	(2,038)
	AUD/USD	03/18/15	125,350	(4,177)
	CAD/AUD	03/18/15	339,142	(341)
	CAD/NZD	03/18/15	306,498	(4,405)
	CHF/JPY	03/18/15	210,111	(3,206)
	CHF/NZD	03/18/15	229,203	(8,190)
	GBP/JPY	03/18/15	222,919	(254)
	JPY/AUD	03/18/15	384,478	(2,652)
	NZD/USD	03/18/15	496,970	(837)
	SEK/JPY	03/18/15	203,249	(6,896)
	SEK/NZD	03/18/15	237,903	(3,610)
	USD/NZD	03/18/15	1,067,770	(6,759)

TOTAL				$(1,727,814)

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(g)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $11,013,750)	3.000%	TBA - 30yr	1/14/15	$(11,000,000)	$(11,133,203)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Canada 10 Year Government Bonds	79	March 2015	$9,419,074	$180,154
Eurodollars	162	June 2015	40,323,825	9,259
Eurodollars	81	September 2015	20,118,375	9,784
Euro Buxl 30 Year Bonds	1	March 2015	187,533	8,541
French 10 Year Government Bonds	22	March 2015	3,919,159	55,868
Japan 10 Year Government Bonds	(11)	March 2015	(13,572,299)	(37,856)
Ultra Long U.S. Treasury Bonds	35	March 2015	5,781,562	276,113
2 Year German Euro-Schatz	(75)	March 2015	(10,081,836)	(16,458)
5 Year German Euro-Bobl	20	March 2015	3,152,907	8,970
10 Year German Euro-Bund	41	March 2015	7,733,031	64,356
10 Year U.K. Long Gilt	(81)	March 2015	(15,090,266)	(16,548)
2 Year U.S. Treasury Notes	121	March 2015	26,449,844	(30,454)
5 Year U.S. Treasury Notes	(147)	March 2015	(17,482,664)	12,823
10 Year U.S. Treasury Notes	67	March 2015	8,495,391	19,520
20 Year U.S. Treasury Bonds	(68)	March 2015	(9,830,250)	(82,846)

TOTAL				$461,226

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	$6,080	03/10/26	3.210%	3 month LIBOR	$328,063

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	JPY	711,140	(a)	03/18/17	0.250%	6 month JYOR	$12,438	$92
		$3,240	(a)	03/18/17	1.250	3 month LIBOR	15,703	(3,167)
		9,800	(a)	08/04/17	3 month LIBOR	2.195%	(12,358)	(21,737)
	GBP	4,140	(a)	09/12/17	6 month GBP	2.250	9,129	(60,615)
	JPY	280,620	(a)	03/18/18	0.250	6 month JYOR	6,277	67
	GBP	1,670	(a)	03/18/18	2.250	6 month GBP	68,782	11,212
		$3,300	(a)	08/29/19	3.520	3 month LIBOR	8	118,753
		3,300	(a)	08/29/19	3.560	3 month LIBOR	8	122,545
	NZD	3,950		12/17/19	4.500	3 month NZDOR	(12,831)	87,924
	AUD	1,000		12/17/19	6 month AUDOR	3.750	(14,387)	(27,395)
	CHF	3,240	(a)	03/18/20	0.250	6 month CHFOR	10,038	18,088
	JPY	666,610	(a)	03/18/20	0.250	6 month JYOR	2,100	1,986
	EUR	3,220	(a)	03/18/20	0.750	6 month EURO	58,059	13,426
	GBP	1,510	(a)	03/18/20	2.500	6 month GBP	92,159	22,102
		$15,640	(a)	03/18/20	3 month LIBOR	2.250	(361,052)	76,700
	GBP	1,210	(a)	02/05/21	2.840	6 month GBP	(24,642)	124,153
		$14,800	(a)	08/04/21	3.025	3 month LIBOR	50,351	356,197
		1,700		08/27/21	3 month LIBOR	3.095	10	(134,901)
		1,700		08/27/21	3 month LIBOR	3.133	10	(139,157)
	GBP	4,210	(a)	09/12/21	2.680	6 month GBP	(54,709)	304,899
		900	(a)	03/18/22	2.750	6 month GBP	78,053	21,978
		$19,840	(a)	03/18/22	3 month LIBOR	2.500	(558,447)	67,552
	JPY	1,198,715	(a)	12/19/23	1.250	6 month JYOR	(312,207)	601,192
	SEK	5,210	(a)	12/19/23	3 month STIBOR	3.500	(111,582)	54,818
	CAD	24,315	(a)	12/19/23	4.000	6 month CDOR	720,358	558,295
		$15,835	(a)	12/19/23	4.500	3 month LIBOR	842,120	351,613
	EUR	5,190	(a)	12/19/23	6 month EURO	3.250	(895,556)	220,897
	GBP	13,140	(a)	12/19/23	6 month GBP	3.750	(1,360,971)	(114,606)
		$7,500		06/12/24	3 month LIBOR	2.808	52	(372,428)
	AUD	3,850	(a)	09/17/24	4.500	6 month AUDOR	(67,828)	177,576
	GBP	2,480	(a)	09/17/24	6 month GBP	3.250	(40,233)	(136,491)
	NOK	72,305	(a)	12/18/24	3 month NIBOR	3.500	(625,839)	188,020
	GBP	6,500	(a)	12/18/24	3.250	6 month GBP	52,865	399,484
	CHF	4,220	(a)	12/18/24	6 month CHFOR	1.500	(80,893)	(38,646)
	EUR	8,600	(a)	12/18/24	6 month EURO	2.000	16,412	(384,838)
	JPY	2,155,140	(a)	03/18/25	0.500	6 month JYOR	(195,248)	124,771
	CAD	1,670	(a)	03/18/25	2.500	6 month CDOR	5,487	18,972
		$12,510	(a)	03/18/25	3 month LIBOR	3.000	(782,963)	40,929
	SEK	13,710	(a)	03/18/25	3 month STIBOR	1.500	(12,955)	(20,575)
	GBP	930	(a)	03/18/25	3.000	6 month GBP	149,718	2,831
	AUD	3,100	(a)	03/18/25	3.500	6 month AUDOR	27,801	46,230
	NZD	3,050	(a)	03/18/25	4.500	3 month NZDOR	57,248	16,145
	EUR	2,875	(a)	03/18/25	6 month EURO	1.500	(160,753)	(63,453)
	JPY	572,700	(a)	05/09/25	6 month JYOR	1.650	(807,251)	719,509
		$7,900	(a)	08/04/26	3 month LIBOR	3.409	(94,276)	(412,114)
	GBP	2,280	(a)	09/12/26	6 month GBP	2.980	35,480	(312,599)
	JPY	349,150	(a)	05/09/27	1.880	6 month JYOR	(597,454)	697,325
		$5,730	(a)	03/18/30	3 month LIBOR	3.250	(500,286)	(8,723)
		3,590	(a)	03/18/35	3.250	3 month LIBOR	365,807	(26,376)
	GBP	670	(a)	02/05/36	6 month GBP	3.500	2,743	(214,118)
	JPY	377,700	(a)	03/18/45	1.500	6 month JYOR	(7,473)	135,820
	EUR	2,200	(a)	03/18/45	2.250	6 month EURO	339,563	188,774
		$6,720	(a)	03/18/45	3.500	3 month LIBOR	1,044,686	56,343
	GBP	7,230	(a)	03/18/45	6 month GBP	3.250	(1,773,543)	(833,738)

TOTAL							$(5,402,272)	$2,621,541

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$5,400	1.000%	06/20/16	0.162%	$2,263	$66,281
Morgan Stanley Capital Services, Inc.		2,650	1.000	06/20/16	0.162	1,061	32,575

TOTAL						$3,324	$98,856

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 23		$16,950	1.000%	12/20/19	0.660%	$267,417	$10,398
iTraxx Europe Index Series 22	EUR	30,600	1.000	12/20/19	0.675	619,045	27,217

TOTAL						$886,462	$37,615

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At December 31, 2014, the Fund had the following written options:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

Deutsche Bank AG	Call USD/Put CNH Strike Price 6.172%	$4,113	02/18/15	6.172%	$(53,272)
	Put USD/Call CNH Strike Price 6.172%	4,113	02/18/15	6.172	(4,549)

TOTAL (Premium Received $108,583)		$8,226			$(57,821)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CURRENCY WRITTEN OPTION CONTRACTS — For the nine months ended December 31, 2014, the Fund had the following written options activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2014	$—	$—

Contracts Written	19,082	137,918
Contracts Bought to Close	—	—
Contracts Expired	(10,856)	(29,335)

Contracts Outstanding December 31, 2014	$8,226	$108,583

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$497,436,266

Gross unrealized gain	9,301,939
Gross unrealized loss	(14,587,611)

Net unrealized security loss	$(5,285,672)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 16.7%
Automotive – 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc.(a)
	$40,700,000	8.000%		06/15/19	$ 43,040,250
General Motors Co.
	2,200,000	3.500		10/02/18	2,244,000
	17,875,000	4.875		10/02/23	19,126,250
	13,450,000	5.200		04/01/45	14,290,625

					78,701,125

Banks – 5.3%
Abbey National Treasury Services PLC(b)
GBP	1,800,000	2.155		02/16/15	2,810,495
ABN AMRO Bank NV(a)(b)
	2,940,000	5.000		02/17/49	4,611,156
EUR	21,765,000	4.310		03/10/49	26,679,575
Banco Nacional de Costa Rica
	$3,100,000	6.250	(c)	11/01/23	3,084,500
	2,810,000	6.250		11/01/23	2,795,950
Banco Santander SA(a)(b)
	32,400,000	6.375		05/19/49	31,590,000
Bank of America Corp.(a)(b)
EUR	15,200,000	0.919		03/28/18	18,143,541
	$54,950,000	5.125		06/17/49	53,301,500
	40,500,000	6.250		09/05/49	40,095,000
	27,225,000	6.500		10/23/49	27,769,500
Bank of Montreal(c)
	183,100,000	2.850		06/09/15	184,931,915
Bank of Scotland PLC(a)(b)
GBP	12,330,000	7.281		05/31/49	21,571,701
	8,621,000	7.286		05/31/49	14,142,126
Barclays Bank PLC(a)(b)
EUR	7,400,000	6.500		09/15/49	8,708,126
	$15,650,000	6.625		09/15/49	15,024,000
GBP	6,800,000	7.000		09/15/49	10,148,051
Canadian Imperial Bank of Commerce(c)
	$32,600,000	2.600		07/02/15	32,932,585
Citigroup, Inc.(a)(b)
	55,450,000	6.300		05/15/49	54,618,250
Credit Agricole SA(a)(b)
GBP	1,000,000	7.500		06/23/49	1,523,533
Credit Suisse Group AG(a)(b)(c)
	$35,475,000	7.500		12/11/49	36,716,625
	52,805,000	6.250		12/18/49	50,428,775
Deutsche Bank AG(a)(b)
EUR	17,500,000	6.000		04/30/49	20,485,545
	$4,200,000	7.500		04/30/49	4,079,246
Intesa Sanpaolo SpA(c)
	98,350,000	5.017		06/26/24	95,414,712
JPMorgan Chase & Co.
	23,875,000	3.875		02/01/24	24,841,807
	54,550,000	3.625		05/13/24	55,905,593
KBC Groep NV(a)(b)
EUR	40,550,000	5.625		03/19/49	48,065,270
Lloyds Bank PLC(a)(b)
	$17,730,000	9.875		12/16/21	20,345,175
Lloyds Banking Group PLC(a)(b)
	17,655,000	6.413	(c)	01/29/49	18,802,575
	2,956,000	6.657	(c)	01/29/49	3,155,530
GBP	29,060,000	7.000		06/27/49	44,840,017
	$13,150,000	7.500		06/27/49	13,281,500

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc.
$34,200,000	3.700%	10/23/24	$ 34,638,008
Northern Rock Asset Management PLC(c)
10,354,000	5.625	06/22/17	11,377,675
PNC Preferred Funding Trust II(a)(b)(c)
102,900,000	1.463	03/29/49	96,726,000
Royal Bank of Scotland PLC(a)(b)
73,100,000	9.500	03/16/22	83,072,010
Sparebank 1 Boligkreditt AS(c)
13,400,000	1.750	11/15/19	13,116,122
Stadshypotek AB(c)
8,100,000	1.875	10/02/19	8,027,345
The Bank of Nova Scotia(c)
20,400,000	1.650	10/29/15	20,584,124
Wells Fargo & Co.
79,950,000	3.300	09/09/24	80,318,172

			1,338,703,330

Building Materials(a) – 0.1%
HD Supply, Inc.
14,225,000	11.000	04/15/20	16,074,250

Consumer Cyclical Services(a)(c) – 0.4%
First Data Corp.
56,325,000	7.375	06/15/19	59,282,063
38,400,000	8.875	08/15/20	41,280,000

			100,562,063

Consumer Products - Household & Leisure – 0.1%
Alphabet Holding Co., Inc.(a)(d)
11,450,000	7.750	11/01/17	9,703,875
Avon Products, Inc.
5,625,000	4.600	03/15/20	5,109,407

			14,813,282

Energy – 1.0%
Gazprom Neft OAO Via GPN Capital SA(c)
27,950,000	6.000	11/27/23	22,220,250
GPN Capital SA for Gazprom
10,748,000	4.375	09/19/22	7,846,040
Halcon Resources Corp.(a)
44,025,000	9.750	07/15/20	33,238,875
72,909,000	8.875	05/15/21	54,864,022
2,900,000	9.250	02/15/22	2,131,500
Petroleos de Venezuela SA
56,260,000	6.000	05/16/24	21,238,150
48,380,000	6.000	11/15/26	17,658,700
19,960,000	5.375	04/12/27	7,135,700
4,610,000	5.500	04/12/37	1,613,500
Seadrill Ltd.(c)
60,059,000	6.125	09/15/17	52,851,920
6,150,000	6.625	09/15/20	5,043,000
Transocean, Inc.
31,243,000	6.800	03/15/38	26,244,120

			252,085,777

Energy - Exploration & Production(a) – 0.6%
Kodiak Oil & Gas Corp.
95,189,000	8.125	12/01/19	97,092,780
MEG Energy Corp.(c)
7,650,000	6.500	03/15/21	7,038,000
14,050,000	6.375	01/30/23	12,539,625
46,700,000	7.000	03/31/24	42,730,500

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production(a) – (continued)
Pacific Rubiales Energy Corp.(c)
	$2,602,000	5.375%		01/26/19	$ 2,237,720

					161,638,625

Food & Beverage(a) – 0.5%
Bumble Bee Holding, Inc.(c)
	48,571,000	9.000		12/15/17	51,120,978
Olam International Ltd.
	8,780,000	6.750		01/29/18	9,043,400
Post Holdings, Inc.
	850,000	6.750	(c)	12/01/21	830,875
	48,525,000	7.375		02/15/22	48,767,625
	4,450,000	6.000	(c)	12/15/22	4,160,750

					113,923,628

Gaming – 0.0%
MGM Resorts International
	1,450,000	7.500		06/01/16	1,540,625

Health Care - Services(a) – 0.1%
CHS/Community Health Systems, Inc.
	15,250,000	5.125		08/15/18	15,783,750
	16,900,000	8.000		11/15/19	18,040,750

					33,824,500

Health Care Products(a) – 0.1%
Becton Dickinson & Co.
	14,050,000	3.734		12/15/24	14,477,817

Home Construction(a) – 0.0%
Beazer Homes USA, Inc.
	2,350,000	9.125		05/15/19	2,455,750

Media - Cable – 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
	14,300,000	7.000		01/15/19	14,854,125
Comcast Corp.
	46,471,000	4.650		07/15/42	50,289,318
UPC Holding BV(a)
EUR	6,300,000	8.375		08/15/20	8,167,773

					73,311,216

Media - Non Cable – 0.2%
21st Century Fox America, Inc.
	$11,200,000	3.700	(a)(c)	09/15/24	11,539,329
	1,925,000	6.150		02/15/41	2,446,065
	17,625,000	4.750	(a)(c)	09/15/44	19,256,907
NBCUniversal Media LLC
	15,450,000	4.450		01/15/43	16,408,293

					49,650,594

Media - Non Cable(a)(c) – 0.6%
Getty Images, Inc.
	20,104,000	7.000		10/15/20	15,681,120
Univision Communications, Inc.
	122,237,000	8.500		05/15/21	130,182,405

					145,863,525

Metals & Mining – 0.4%
CITIC Ltd.
	83,550,000	6.800		01/17/23	96,564,325

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – 0.0%
General Electric Capital Corp.
MXN	48,000,000	8.500%		04/06/18	$ 3,591,765
GEO Maquinaria(a)(c)(e)
	$1,514,838	9.625		05/02/21	106,038

					3,697,803

Packaging(a) – 2.3%
Ardagh Packaging Finance PLC
	119,054,000	9.125	(c)	10/15/20	126,384,500
EUR	19,775,000	9.250		10/15/20	25,244,823
Berry Plastics Corp.
	$72,391,000	9.750		01/15/21	80,896,942
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is(c)
	33,633,000	5.625		12/15/16	33,044,423
Reynolds Group Issuer, Inc.
	44,400,000	8.500		05/15/18	45,510,000
	6,425,000	7.125		04/15/19	6,649,875
	94,425,000	9.000		04/15/19	97,257,750
	29,150,000	7.875		08/15/19	30,753,250
	129,978,000	9.875		08/15/19	137,126,790
Sealed Air Corp.(c)
	1,200,000	8.375		09/15/21	1,347,000

					584,215,353

Pipelines – 0.4%
Enterprise Products Operating LLC(a)(b)
	22,300,000	8.375		08/01/66	23,944,625
	1,850,000	7.000		06/01/67	1,905,500
	16,275,000	7.034		01/15/68	17,658,375
Sabine Pass LNG LP
	60,200,000	7.500		11/30/16	62,909,000

					106,417,500

Property/Casualty Insurance(a)(b) – 0.1%
ING Capital Funding Trust III
	12,250,000	3.855		12/29/49	12,127,500
The Chubb Corp.
	11,794,000	6.375		03/29/67	12,737,521

					24,865,021

Real Estate Investment Trusts(c) – 0.1%
Trust F/1401
	18,700,000	5.250		12/15/24	19,074,000
	300,000	6.950		01/30/44	324,750

					19,398,750

Restaurants(a)(c) – 0.0%
New Red Finance, Inc.
	3,150,000	6.000		04/01/22	3,228,750

Retailers(a) – 0.2%
Amazon.com, Inc.
	42,025,000	3.800		12/05/24	43,004,735
The Men’s Wearhouse, Inc.(c)
	6,900,000	7.000		07/01/22	7,038,000

					50,042,735

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Retailers - Food & Drug(a) – 0.6%
BI-LO LLC/BI-LO Finance Corp.(c)
	$53,305,000	8.625	%(d)	09/15/18	$ 40,112,013
	18,400,000	9.250		02/15/19	16,928,000
Rite Aid Corp.
	9,250,000	8.000		08/15/20	9,851,250
Walgreens Boots Alliance, Inc.
	24,924,000	4.500		11/18/34	25,751,247
	65,400,000	4.800		11/18/44	69,166,143

					161,808,653

Services Cyclical - Rental Equipment(a)(c) – 0.1%
Algeco Scotsman Global Finance PLC
	33,925,000	10.750		10/15/19	29,514,750

Technology(a) – 0.0%
CDW LLC/CDW Finance Corp.
	11,338,000	8.500		04/01/19	11,961,590

Telecommunications - Cellular – 0.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	17,404,989

Transportation Services(a) – 0.1%
Aguila 3 SA
CHF	8,509,000	7.875		01/31/18	8,373,517
	$25,025,000	7.875	(c)	01/31/18	24,180,406

					32,553,923

Water Utilities – 0.1%
Anglian Water Osprey Financing PLC
GBP	15,944,000	7.000		01/31/18	26,464,912

Wireless Telecommunications – 1.5%
Intelsat Jackson Holdings SA(a)
	$61,180,000	7.250		04/01/19	63,780,150
	15,150,000	7.250		10/15/20	16,021,125
Softbank Corp.
	95,650,000	4.500	(c)	04/15/20	94,932,625
EUR	39,850,000	4.625		04/15/20	51,204,385
Sprint Communications, Inc.
	$7,050,000	9.000	(c)	11/15/18	8,001,750
	12,700,000	7.000		08/15/20	12,636,500
	2,750,000	11.500		11/15/21	3,348,125
Sprint Corp.
	34,900,000	7.250		09/15/21	34,725,500
	92,675,000	7.875		09/15/23	91,516,562
Ymobile Corp.(a)(c)
	9,150,000	8.250		04/01/18	9,584,625

					385,751,347

Wirelines Telecommunications – 1.1%
Level 3 Communications, Inc.(a)
	36,935,000	8.875		06/01/19	39,151,100
Level 3 Financing, Inc.(a)
	46,550,000	9.375		04/01/19	49,343,000
	9,850,000	8.125		07/01/19	10,465,625
	30,075,000	8.625		07/15/20	32,556,187
Verizon Communications, Inc.
	49,100,000	5.150		09/15/23	54,263,105
	45,400,000	6.550		09/15/43	58,072,496
	35,825,000	4.862	(c)	08/21/46	36,913,856

					280,765,369

TOTAL CORPORATE OBLIGATIONS					$ 4,232,281,877

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 15.4%
Adjustable Rate Non-Agency(b) – 3.4%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,798,393	0.499%	09/20/66	$ 2,117,070
Aire Valley Mortgages PLC Series 2005-1X, Class 2A1
GBP	1,824,567	0.920	09/20/66	2,758,206
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2
EUR	7,723,999	0.439	09/20/66	9,064,768
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$4,500,598	0.587	09/20/66	4,360,679
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	37,513,978	0.467	09/20/66	36,134,161
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	14,099,077	0.379	09/20/66	16,495,484
Aire Valley Mortgages PLC Series 2006-1X, Class 2A2
GBP	13,253,132	0.860	09/20/66	19,971,324
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	$33,462,905	0.487	09/20/66	32,263,838
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
EUR	6,635,548	0.339	09/20/66	7,747,391
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
	$11,685,828	0.345	09/25/46	8,639,843
American Home Mortgage Assets Trust Series 2006-6, Class A1A
	6,543,710	0.345	12/25/46	4,632,673
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
	6,100,000	1.952	09/25/35	3,679,593
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
	203,994	0.335	12/25/46	167,500
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
	5,432,251	0.385	03/25/47	3,468,299
Banc of America Funding Corp. Series 2006-H, Class 6A1
	31,554,193	0.345	10/20/36	22,523,632
Bear Stearns Mortgage Funding Series 2007-AR1, Class 1A1
	6,989,739	0.315	01/25/37	5,335,495
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	4,841,254	0.355	09/25/47	3,963,105
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(c)
	7,157,735	0.370	10/25/36	6,359,648
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(c)
	37,375,433	0.320	12/25/46	30,741,294
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(c)
	22,663,060	0.300	04/25/47	18,157,123
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(c)
	19,164,729	0.300	08/25/47	15,596,270
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-4A, Class A1(c)
	11,816,806	0.300	11/25/47	9,398,626
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
	6,168,278	2.625	11/25/36	5,260,146
Countrywide Alternative Loan Trust Series 2005-16, Class A1
	6,048,710	1.760	06/25/35	5,375,906
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	768,734	0.415	12/25/35	680,330
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	2,532,732	1.595	01/25/36	2,374,868

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Countrywide Alternative Loan Trust Series 2005-81, Class A1
	$9,368,914	0.450%	02/25/37	$ 7,494,199
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	1,384,044	0.655	05/25/35	1,178,095
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
	4,790,902	0.325	11/25/36	4,311,812
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	421,604	0.365	03/20/46	333,580
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
	14,153,927	0.655	08/25/37	9,389,982
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
	7,448,815	0.365	08/25/47	5,929,785
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	34,110,164	1.495	11/25/47	26,034,450
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	12,679,352	0.285	03/25/47	8,586,810
Countrywide Alternative Loan Trust Series 2007-OH1, Class A1D
	12,395,445	0.380	04/25/47	9,509,366
Countrywide Home Loans Mortgage Pass-Through Trust Series 2005-3, Class 1A1
	9,652,965	0.465	04/25/35	7,396,273
Countrywide Home Loans Mortgage Pass-Through Trust Series 2006-OA5, Class 1A1
	4,848,893	0.355	04/25/46	3,948,491
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
	4,028,112	0.370	08/25/47	3,483,438
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
	5,027,083	0.390	08/25/47	4,302,666
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
	12,023,308	0.484	09/19/45	8,856,933
Eurosail Prime-UK PLC Series 2007-PR1X, Class A1
GBP	18,386,892	0.963	09/13/45	27,332,577
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
	$1,965,137	0.335	01/25/37	1,508,831
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
	7,853,490	0.324	12/19/36	5,624,985
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A
	2,290,537	0.354	09/19/46	1,773,772
Impac Secured Assets Trust Series 2006-5, Class 1A1B
	27,369,627	0.355	02/25/37	20,890,407
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
	6,621,588	0.415	06/25/35	5,739,863
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
	1,233,828	2.405	08/25/35	1,051,929
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
	4,864,884	4.334	11/25/35	4,136,819
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
	8,933,957	0.335	02/25/37	6,054,907
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
	8,895,375	2.822	03/25/37	8,156,414
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	9,095,074	0.350	07/25/37	7,982,529
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	8,987,336	2.694	05/25/36	7,201,473
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	8,373,309	0.315	10/25/36	6,689,301
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	10,196,805	0.342	09/21/38	12,772,884
Leek Finance PLC Series 2017A, Class A2B(c)
	$6,896,780	0.527	12/21/37	7,220,911
Lehman XS Trust Series 2005-5N, Class 1A1
	23,502,348	0.455	11/25/35	20,188,164

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Lehman XS Trust Series 2005-5N, Class 3A1A
$1,469,172	0.455%	11/25/35	$ 1,270,611
Lehman XS Trust Series 2005-7N, Class 1A1A
12,158,858	0.425	12/25/35	10,690,643
Lehman XS Trust Series 2005-9N, Class 1A1
5,695,565	0.425	02/25/36	4,794,864
Lehman XS Trust Series 2006-GP1, Class A2A
175,871	0.325	05/25/46	170,940
Lehman XS Trust Series 2007-12N, Class 2A1
5,237,789	0.350	07/25/37	3,579,659
Lehman XS Trust Series 2007-15N, Class 4A1
10,783,137	1.070	08/25/47	7,649,831
Lehman XS Trust Series 2007-16N, Class 2A2
14,558,191	1.020	09/25/47	11,792,769
Lehman XS Trust Series 2007-4N, Class 3A2A
6,721,423	0.863	03/25/47	5,672,747
Lehman XS Trust Series 2007-5H, Class 3A4
9,212,472	2.820	05/25/37	6,014,564
LSTAR Securities Investment Trust Series 2014-2, Class A(c)
25,686,377	0.385	12/01/21	25,255,768
Luminent Mortgage Trust Series 2007-2, Class 2A1
2,234,658	0.400	05/25/37	1,556,551
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
11,351,237	0.915	12/25/46	8,554,226
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
4,456,154	0.965	12/25/46	3,576,247
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
5,297,512	0.305	03/25/47	4,407,827
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,030,660	0.370	05/25/47	1,648,881
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
8,779,364	0.465	09/25/37	7,656,343
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
1,241,280	0.565	11/25/35	1,104,383
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
3,187,036	0.395	12/25/36	2,268,229
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
6,941,493	1.115	01/25/46	5,278,615
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
8,631,037	3.521	12/25/35	7,025,612
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
14,479,600	0.340	12/25/36	10,876,990
Residential Accredit Loans, Inc. Series 2006-QA10, Class A2
7,605,823	0.335	12/25/36	5,743,518
Residential Accredit Loans, Inc. Series 2006-QA2, Class 2A1
5,722,741	3.571	02/25/36	4,232,695
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
3,661,161	0.425	02/25/46	2,309,620
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1
7,410,159	0.915	09/25/46	5,044,218
Residential Accredit Loans, Inc. Series 2007-QA4, Class A1A
7,085,472	0.305	06/25/37	5,126,714
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
15,790,818	1.406	11/25/37	10,107,879
Residential Accredit Loans, Inc. Series 2007-QO4, Class A1A
1,848,214	0.345	05/25/47	1,522,525
Residential Accredit Loans, Inc. Series 2007-QS8, Class A3
3,298,912	0.755	06/25/37	2,122,871
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
7,510,009	2.825	09/25/35	6,614,603
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
4,193,017	3.010	11/25/35	3,700,539

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
$7,132,041	0.315%	12/25/36	$ 5,867,330
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
4,778,439	4.632	10/25/36	3,629,652
Structured Adjustable Rate Mortgage Loan Trust Series 2007-11, Class 1A1
9,681,984	1.305	12/25/37	6,282,122
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B
3,450,504	0.325	02/25/36	2,683,147
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
5,224,015	0.555	02/25/36	3,945,182
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
7,475,254	0.365	05/25/46	5,495,366
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
7,693,143	0.335	09/25/47	6,448,554
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
18,021,256	6.500	05/25/47	12,321,531
Structured Asset Mortgage Investments Trust, Inc. Series 2005-AR7, Class 5A1
1,709,416	1.575	03/25/46	1,422,986
Structured Asset Mortgage Investments Trust, Inc. Series 2006-AR6, Class 1A3
580,897	0.345	07/25/46	370,480
Structured Asset Mortgage Investments Trust, Inc. Series 2006-AR7, Class A1A
664,464	0.365	08/25/36	531,329
Structured Asset Mortgage Investments Trust, Inc. Series 2007-AR6, Class A1
14,472,290	1.615	08/25/47	12,742,507
Structured Asset Mortgage Investments Trust, Inc. Series 2007-AR7, Class 1A1
1,896,632	1.005	05/25/47	1,356,821
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
119,661	0.605	06/25/35	93,372
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
3,267,889	1.085	06/25/46	1,952,530
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
3,818,850	0.865	02/25/47	2,699,751
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
6,534,032	1.851	07/25/47	4,767,121
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
10,878,585	0.495	01/25/45	10,307,460
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
643,944	0.425	12/25/45	613,707
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2, Class 2A21
4,202,954	0.485	01/25/45	3,945,777
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
392,169	0.425	07/25/45	369,100
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,470,355	0.445	07/25/45	1,374,756

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
$5,408,551	0.475%	07/25/45	$ 5,181,259
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
4,821,155	1.075	09/25/46	4,192,122
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
8,445,719	0.995	10/25/46	6,931,380
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
11,128,515	0.855	01/25/47	8,880,948
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR2, Class A1A
11,782,409	1.055	04/25/46	9,567,583
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
6,310,348	0.815	02/25/47	5,175,124
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
8,866,232	0.815	01/25/47	6,349,291
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
7,212,547	0.875	04/25/47	5,519,769
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 2A1
7,916,491	0.585	06/25/37	5,915,215

TOTAL ADJUSTABLE RATE NON-AGENCY			$ 846,653,672

Collateralized Mortgage Obligations – 2.0%
Interest Only(f) – 0.1%
GNMA REMIC Series 2013-182, Class PI
$63,001,104	4.500%	12/20/43	$ 13,623,031

Inverse Floaters(b) – 1.1%
FHLMC REMIC Series 3753, Class SK
32,903,971	5.889	11/15/38	4,530,617
FHLMC REMIC Series 4273, Class PS
84,781,530	5.939	11/15/43	12,522,707
FNMA REMIC Series 2010-126, Class LS
7,460,770	4.844	11/25/40	1,355,679
GNMA REMIC Series 2010-1, Class SD
15,730,995	5.625	01/20/40	2,381,984
GNMA REMIC Series 2010-162, Class SE
43,373,684	6.385	12/20/40	6,397,814
GNMA REMIC Series 2010-20, Class SD
20,874,831	5.515	02/20/40	3,235,448
GNMA REMIC Series 2010-20, Class SE
75,974,218	6.085	02/20/40	13,725,388
GNMA REMIC Series 2010-35, Class DS
57,428,011	5.515	03/20/40	8,952,085
GNMA REMIC Series 2010-37, Class SG
51,996,999	5.535	03/20/40	7,835,501
GNMA REMIC Series 2010-42, Class ES
26,500,306	5.515	04/20/40	3,964,348
GNMA REMIC Series 2010-58, Class AI
8,165,301	5.605	05/20/40	1,269,647
GNMA REMIC Series 2010-59, Class SA
29,234,430	6.335	05/20/40	5,463,184
GNMA REMIC Series 2010-85, Class SN
28,853,911	5.775	07/20/40	5,498,615
GNMA REMIC Series 2010-9, Class XD
132,043,548	6.439	01/16/40	24,157,275

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA REMIC Series 2010-9, Class YD
$83,560,449	6.639%	01/16/40	$ 16,085,387
GNMA REMIC Series 2010-90, Class ES
49,796,358	5.785	07/20/40	8,278,296
GNMA REMIC Series 2011-25, Class SA
37,566,331	5.935	10/20/40	5,613,236
GNMA REMIC Series 2012-149, Class LS
39,068,715	6.085	12/20/42	6,987,822
GNMA REMIC Series 2013-106, Class DS
9,576,607	6.035	02/20/43	1,560,862
GNMA REMIC Series 2013-113, Class SA
74,906,873	6.535	08/20/43	14,792,474
GNMA REMIC Series 2013-113, Class SD
121,840,645	6.539	08/16/43	20,039,984
GNMA REMIC Series 2013-117, Class PS
38,027,493	5.985	04/20/43	6,661,033
GNMA REMIC Series 2013-147, Class AS
21,218,066	5.985	10/20/43	3,709,537
GNMA REMIC Series 2013-147, Class SD
55,709,433	6.485	12/20/39	10,766,310
GNMA REMIC Series 2013-148, Class SA
98,412,105	6.035	10/20/43	17,395,481
GNMA REMIC Series 2013-167, Class SG
37,129,266	5.985	11/20/43	6,488,477
GNMA REMIC Series 2013-168, Class SA
22,728,002	5.935	11/20/43	3,915,137
GNMA REMIC Series 2013-169, Class SE
65,007,901	5.889	11/16/43	10,582,357
GNMA REMIC Series 2014-133, Class BS
60,532,509	5.435	09/20/44	8,983,702
GNMA REMIC Series 2014-3, Class TS
19,727,649	5.385	01/20/44	2,928,362
GNMA REMIC Series 2014-5, Class SA
66,457,600	5.385	01/20/44	9,647,151
GNMA REMIC Series 2014-56, Class ST
51,272,076	5.939	12/16/39	8,397,515
GNMA REMIC Series 2014-76, Class SA
62,671,615	5.435	01/20/40	9,405,098
GNMA REMIC Series 2014-96, Class SE
36,564,723	5.435	07/20/44	5,342,004

			278,870,517

Planned Amortization Class(b) – 0.0%
GNMA REMIC Series 2011-50, Class PS
55,852,612	5.935	02/20/41	9,637,876

Regular Floater(b) – 0.3%
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
1,227,495	0.655	07/25/35	984,258
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
9,834,147	0.465	08/25/35	7,432,667
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
1,579,126	0.955	12/25/35	1,306,499
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A3
5,197,866	0.555	02/25/36	3,710,811
FHLMC REMIC Series 3231, Class FB
1,121,448	0.511	10/15/36	1,124,630
FHLMC REMIC Series 3314, Class FC
765,836	0.561	12/15/36	769,648
FHLMC REMIC Series 3371, Class FA
918,386	0.761	09/15/37	929,758
FHLMC REMIC Series 3545, Class FA
1,599,495	1.011	06/15/39	1,623,110
FHLMC REMIC Series 3827, Class KF
1,417,790	0.531	03/15/41	1,425,019

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA Connecticut Avenue Securities Series 2014-C03, Class 1M1
	$24,316,440	1.355%	07/25/24	$ 24,049,791
FNMA REMIC Series 2006-45, Class TF
	1,884,870	0.570	06/25/36	1,893,174
FNMA REMIC Series 2006-76, Class QF
	2,007,400	0.570	08/25/36	2,019,956
FNMA REMIC Series 2006-79, Class PF
	2,040,342	0.570	08/25/36	2,052,866
FNMA REMIC Series 2007-33, Class HF
	2,725,930	0.520	04/25/37	2,742,764
FNMA REMIC Series 2007-75, Class VF
	717,930	0.620	08/25/37	722,303
FNMA REMIC Series 2009-84, Class WF
	561,760	1.270	10/25/39	574,865
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	1,402,651	0.920	09/20/44	2,177,871
Quadrivio Finance Series 2011-1, Class A1
EUR	24,771,223	0.708	07/25/60	29,916,458
Residential Accredit Loans, Inc. Series 2005-QS10, Class 3A1
	$941,074	0.655	08/25/35	712,542
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
	5,557,586	4.464	07/20/37	4,548,778

				90,717,768

Sequential Fixed Rate – 0.4%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	2,784,987	7.000	10/25/37	1,736,381
BCAP LLC Trust Series 2007-AA2, Class 2A7
	2,396,716	6.000	04/25/37	2,089,206
CHL Mortgage Pass-Through Trust Series 2007-10, Class A22
	5,593,736	6.000	07/25/37	5,201,260
CHL Mortgage Pass-Through Trust Series 2007-10, Class A5
	2,976,178	6.000	07/25/37	2,767,359
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	207,439	5.500	05/25/22	214,269
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(c)
	10,303,785	5.750	04/25/47	8,411,302
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 1A13
	4,612,623	6.000	07/25/36	4,163,130
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	1,704,546	6.000	01/25/37	1,455,415
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
	9,239,857	5.750	03/25/37	7,886,157
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	3,531,883	6.000	02/25/36	3,014,135
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	3,946,945	5.750	04/25/47	3,289,081
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
	1,598,293	5.750	07/25/37	1,450,965
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	663,215	6.000	08/25/37	600,480
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
	1,978,070	6.000	03/25/37	1,844,534
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
	4,052,919	5.750	06/25/37	3,687,978
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(c)
	11,468,300	6.000	11/25/36	9,712,985
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	1,282,437	5.000	08/25/35	1,304,299
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	939,745	5.500	02/25/36	792,700
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	5,063,059	6.000	04/25/36	4,289,904

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
$1,612,687	6.000%	06/25/36	$ 1,341,591
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
2,895,155	6.000	08/25/36	2,346,691
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
2,724,395	6.500	07/25/36	2,220,641
Residential Accredit Loans, Inc. Series 2007-QS1, Class 2A5
3,187,981	6.000	01/25/37	2,624,417
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
11,800,509	4.850	10/25/35	8,439,453
Residential Asset Securitization Trust Series 2006-A15, Class A13
8,636,863	6.250	01/25/37	6,528,173
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
2,080,567	6.000	08/25/36	1,885,214
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
8,171,317	6.000	08/25/36	5,297,194
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
6,697,860	6.000	10/25/37	5,759,607
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
1,902,969	6.000	08/25/37	1,838,754

			102,193,275

Sequential Floating Rate(b) – 0.1%
Banc of America Funding Corp. Series 2007-2, Class 2A1
136,223	5.606	03/25/37	135,329
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
7,986,654	0.655	08/25/37	6,041,271
FHLMC Structured Agency Credit Risk Debt Notes Series 2014-DN4, Class M1
8,087,306	1.555	10/25/24	8,071,956
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,272,088	0.255	12/25/36	863,185

			15,111,741

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 510,154,208

Commercial Mortgage-Backed Securities – 6.5%
Sequential Fixed Rate – 2.4%
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
$124,295,866	5.361%	02/15/40	$ 131,222,004
CSMC Trust Series 2014-USA, Class E(c)
33,100,000	4.373	09/15/37	30,574,271
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
22,852,029	2.779	09/25/22	23,568,664
FHLMC Multifamily Structured Pass-Through Certificates Series K037, Class A2
272,500,000	3.490	01/25/24	290,073,852
FHLMC Multifamily Structured Pass-Through Certificates Series K038, Class A2
24,500,000	3.389	03/25/24	25,885,100
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
4,500,000	3.102	05/15/46	4,542,960
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, ClassA1A
97,134,908	5.559	10/15/48	102,708,023
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,707,089

			611,281,963

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 4.1%
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E(c)
$27,996,000	2.511%	06/15/33	$ 27,884,884
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F(c)
14,494,000	3.659	06/11/27	14,439,792
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
162,402,664	5.526	01/15/49	171,097,378
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
76,602,030	5.702	06/15/39	82,178,275
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
83,200,000	3.320	02/25/23	87,607,345
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
160,500,000	3.250	04/25/23	168,072,470
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
125,900,000	3.300	04/25/23	132,294,902
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
169,200,000	3.060	07/25/23	174,743,449
FREMF Mortgage Trust Series 2014-K40, Class C(c)
7,800,000	4.072	09/25/25	7,656,329
FREMF Mortgage Trust Series 2014-K41, Class B
19,950,000	3.830	11/25/47	19,260,907
GRACE Mortgage Trust Series 2014-GRCE, Class F(c)
26,250,000	3.590	06/10/28	24,647,750
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
30,079,751	5.796	08/10/45	32,788,204
Hilton Mortgage Trust Series 2014-ORL, Class E(c)
17,950,000	2.159	07/15/29	17,813,278
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class E(c)
24,000,000	4.011	10/15/29	23,842,361
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class D(c)
10,200,000	2.761	12/15/28	10,148,772
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class E(c)
9,550,000	3.661	12/15/28	9,493,424
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,546,156
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,155,281
Morgan Stanley Capital I Trust Series 2014-CPT, Class F(c)
25,245,000	3.446	07/13/29	23,971,314

			1,030,642,271

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,641,924,234

Federal Agencies – 3.5%
Adjustable Rate FNMA(b) – 0.0%
$2,065,507	2.425%	05/01/33	$ 2,199,598
1,004,779	1.960	10/01/34	1,051,516
2,449,587	1.914	01/01/35	2,577,887
1,926,032	2.586	09/01/35	2,064,456
830,878	2.411	10/01/36	884,661

			8,778,118

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – 0.0%
$23,965	5.000%	01/01/33	$ 26,518
3,723	5.000	03/01/33	4,121
18,711	5.000	04/01/33	20,713
7,660	5.000	05/01/33	8,479
13,829	5.000	06/01/33	15,308
82,047	5.000	07/01/33	90,823
116,417	5.000	08/01/33	128,861
13,836	5.000	09/01/33	15,316
23,657	5.000	10/01/33	26,187
63,249	5.000	11/01/33	70,014
25,271	5.000	12/01/33	27,974
24,247	5.000	01/01/34	26,840
86,303	5.000	02/01/34	95,517
34,023	5.000	03/01/34	37,639
71,731	5.000	04/01/34	79,356
93,966	5.000	05/01/34	104,014
1,077,514	5.000	06/01/34	1,192,554
19,069	5.000	11/01/34	21,096
328,723	5.000	04/01/35	363,885
60,725	5.000	11/01/35	67,221

			2,422,436

FNMA – 3.5%
5,964,086	3.104	01/01/18	6,230,927
6,555,118	3.443	01/01/18	6,913,749
368,164	5.000	01/01/18	387,873
1,832,356	5.000	02/01/18	1,930,642
5,285,564	3.750	03/01/18	5,630,189
1,214,825	5.000	03/01/18	1,279,988
1,778,952	5.000	04/01/18	1,874,373
3,550,000	3.840	05/01/18	3,800,265
148,846	5.000	05/01/18	156,829
154,811	5.000	06/01/18	163,115
35,304	6.000	11/01/18	39,971
34,955	6.000	12/01/18	39,576
3,763	5.500	01/01/19	3,978
70,355	5.500	02/01/19	74,967
9,704	6.000	02/01/19	10,986
71,147	5.500	03/01/19	75,933
56,365	5.500	04/01/19	59,795
19,638	6.000	04/01/19	22,234
27,481	5.500	05/01/19	29,145
293,354	6.000	05/01/19	332,133
136,097	5.500	06/01/19	144,928
18,252	6.000	06/01/19	20,665
393,302	5.500	07/01/19	418,799
8,968	6.000	07/01/19	10,153
359,108	5.500	08/01/19	383,759
328,934	5.500	09/01/19	351,118
97,021	5.500	10/01/19	103,720
95,578	5.500	11/01/19	102,469
183,969	5.500	12/01/19	197,275
15,532	5.500	01/01/20	16,805
7,171	5.500	06/01/20	7,712
1,928,548	5.500	07/01/20	2,077,909
2,051,752	3.416	10/01/20	2,173,486
1,426,098	3.632	12/01/20	1,528,463
5,579,434	4.375	06/01/21	6,208,558
129,415	6.000	08/01/21	146,523
20,832	6.000	11/01/21	23,585
46,010	6.000	09/01/22	52,096
73,458	6.000	10/01/22	83,172
22,564	6.000	11/01/22	25,547
25,301	6.000	12/01/22	28,646
184,801	6.000	01/01/23	209,278
42,538	6.000	02/01/23	48,168

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$102,768	6.000%	09/01/23	$ 116,356
4,424	6.000	01/01/24	5,009
203,943	6.000	04/01/24	232,903
4,478,261	5.500	05/01/25	4,736,974
118,359	6.000	05/01/25	134,030
17,455	6.000	09/01/25	19,762
4,625	6.000	10/01/25	5,240
84,913	6.000	07/01/26	96,204
38,904	6.000	12/01/26	44,103
4,833	6.000	03/01/27	5,478
235,637	6.000	04/01/27	267,159
238,763	6.000	06/01/27	270,680
690,934	6.000	07/01/27	783,591
194,883	6.000	08/01/27	220,726
76,732	6.000	09/01/27	87,014
110,198	6.000	10/01/27	124,934
135,367	6.000	11/01/27	153,528
360,032	6.000	12/01/27	407,756
554,111	6.000	01/01/28	628,341
93,255	6.000	02/01/28	105,582
25,527	6.000	03/01/28	29,016
193,148	6.000	07/01/28	219,631
168,890	6.000	09/01/28	191,926
178,023	6.000	03/01/29	201,592
7,320	4.500	09/01/29	7,975
77,126	6.000	09/01/29	87,334
808,120	6.000	07/01/32	915,176
9,176	6.000	12/01/32	10,525
1,298	6.000	01/01/33	1,489
213,567	5.000	04/01/33	236,966
6,104	6.000	04/01/33	7,001
1,117	5.000	05/01/33	1,240
312,433	5.000	08/01/33	346,664
445,116	5.000	09/01/33	493,885
242,653	6.000	10/01/33	279,367
9,116	6.000	02/01/34	10,456
71,057	6.000	03/01/34	81,505
306,171	6.000	08/01/34	350,156
52,064	6.000	11/01/34	59,720
610,234	6.000	05/01/35	692,652
109,744	6.000	06/01/35	124,568
291,717	6.000	10/01/35	330,496
11,833	4.500	11/01/35	12,876
50,092	6.000	11/01/35	56,859
59,019	6.000	12/01/35	66,992
149,004	6.000	01/01/36	168,790
536,627	6.000	02/01/36	610,604
4,160,978	6.000	03/01/36	4,713,497
355,406	6.000	04/01/36	402,598
1,684,824	6.000	05/01/36	1,908,656
666,257	6.000	06/01/36	754,727
200,485	6.000	07/01/36	227,105
783,008	6.000	08/01/36	886,452
6,629,448	6.000	09/01/36	7,509,746
1,755,619	6.000	10/01/36	1,988,709
2,267,725	6.000	11/01/36	2,568,316
114,602	4.500	12/01/36	124,530
2,568,541	6.000	12/01/36	2,908,007
813,422	6.000	01/01/37	921,241
8,336,142	6.000	02/01/37	9,450,976
2,671,546	6.000	03/01/37	3,025,359
2,513,385	6.000	04/01/37	2,846,347
5,530,525	6.000	05/01/37	6,263,505
2,154,687	6.000	06/01/37	2,437,774
19,597,867	6.000	07/01/37	22,189,365

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$113,564	4.500%	08/01/37	$ 123,798
9,360,124	6.000	08/01/37	10,599,457
2,042,293	6.000	09/01/37	2,312,856
2,291,173	6.000	10/01/37	2,594,699
5,778,599	6.000	11/01/37	6,544,118
427,641	6.000	12/01/37	484,128
5,493,797	6.000	01/01/38	6,221,713
2,160,002	6.000	02/01/38	2,446,215
151,846	5.000	03/01/38	168,182
2,744,113	6.000	03/01/38	3,107,468
17,471	4.500	04/01/38	18,965
1,440,533	6.000	04/01/38	1,631,409
81,124,141	6.000	05/01/38	91,871,378
8,858	4.500	06/01/38	9,616
3,164,799	6.000	06/01/38	3,584,219
17,807,663	6.000	07/01/38	20,167,658
349,154	6.000	08/01/38	395,421
7,254,347	6.000	09/01/38	8,215,491
21,556,595	6.000	10/01/38	24,413,497
1,690,049	4.500	11/01/38	1,834,571
11,116,058	6.000	11/01/38	12,584,755
10,513,690	6.000	12/01/38	11,906,660
58,309	4.500	01/01/39	63,296
15,398,017	6.000	01/01/39	17,437,984
30,710,468	6.000	02/01/39	34,780,425
789,676	4.500	03/01/39	857,205
169,010	6.000	03/01/39	191,399
24,927	4.500	04/01/39	27,061
6,303,147	6.000	04/01/39	7,138,426
16,369	6.000	05/01/39	18,533
54,303	6.000	06/01/39	61,500
1,162,856	6.000	07/01/39	1,317,029
35,952	4.000	08/01/39	38,393
17,835	4.000	09/01/39	19,046
4,402,981	6.000	09/01/39	4,986,372
84,410	4.500	10/01/39	91,637
3,851,795	6.000	10/01/39	4,361,607
4,413,563	6.000	11/01/39	5,001,892
21,561,254	6.000	12/01/39	24,417,585
1,345,114	6.000	01/01/40	1,523,309
644,176	6.000	02/01/40	729,546
17,899	6.000	03/01/40	20,271
12,139,218	6.000	04/01/40	13,747,369
36,053,060	6.000	06/01/40	40,830,112
197,474	6.000	07/01/40	223,634
30,236	6.000	09/01/40	34,241
6,284,701	6.000	10/01/40	7,117,271
978,351	4.500	12/01/40	1,062,963
986,939	4.500	01/01/41	1,072,294
998,048	4.500	03/01/41	1,084,509
3,615,642	4.500	04/01/41	3,928,862
1,488,514	6.000	04/01/41	1,685,706
14,577	4.500	05/01/41	15,839
21,001,386	6.000	05/01/41	23,783,584
61,308	4.500	06/01/41	66,619
235,538	6.000	07/01/41	266,648
2,569,937	4.500	08/01/41	2,795,866
1,206,180	4.500	09/01/41	1,310,671
18,107	4.500	10/01/41	19,676
504,956	5.000	11/01/41	559,179
47,045	4.500	02/01/42	51,156
963,817	4.500	06/01/42	1,048,058
15,421	4.500	11/01/42	16,769
4,204,490	3.000	12/01/42	4,277,537
3,936,592	3.000	01/01/43	4,008,618
946,156	3.000	04/01/43	962,898

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$677,391	3.000%	05/01/43		$ 686,285
83,634	4.500	12/01/43		90,805
313,000,000	3.500	TBA-30yr	(g)	326,449,234
1,000,000	5.000	TBA-30yr	(g)	1,104,844
1,000,000	6.000	TBA-30yr	(g)	1,133,438

				882,340,718

TOTAL FEDERAL AGENCIES				$ 893,541,272

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 3,892,273,386

Asset-Backed Securities – 13.5%
Collateralized Loan Obligations – 12.6%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)(c)
$29,196,359	0.882%	11/01/18		$ 28,988,364
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
23,550,000	1.458	04/18/24		22,610,355
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
11,950,000	0.730	10/14/22		11,700,209
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
68,183,962	1.146	10/14/22		66,588,457
ACIS CLO Ltd. Series 2014-4A, Class ACOM(b)(c)
177,900,000	1.713	05/01/26		173,737,140
ACIS CLO Ltd. Series 2014-4A, Class C(b)(c)
11,050,000	2.777	05/01/26		10,113,048
Anchorage Capital CLO Ltd. Series 2014-4A, Class A1A(b)(c)
141,900,000	1.732	07/28/26		140,565,430
Anchorage Capital CLO Ltd. Series 2014-4A, Class A2(b)(c)
31,000,000	2.442	07/28/26		30,090,956
B&M CLO Ltd. Series 2014-1A, Class A1(b)(c)
74,650,000	1.629	04/16/26		73,641,852
B&M CLO Ltd. Series 2014-1A, Class A2(b)(c)
12,850,000	2.179	04/16/26		12,362,047
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)(c)
948,220	0.517	06/20/17		947,296
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)(c)
21,311,658	0.483	04/29/19		20,919,055
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)(c)
47,832,399	0.502	02/01/22		47,253,914
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)(c)
18,895,835	0.502	02/01/22		18,687,792
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D(b)
10,466,036	0.491	10/23/21		10,279,835
CIFC Funding Ltd. Series 2014-2A, Class A1L(b)(c)
148,600,000	1.713	05/24/26		147,429,775
CIFC Funding Ltd. Series 2014-2A, Class A2L(b)(c)
24,600,000	2.383	05/24/26		24,051,174
Covenant Credit Partners CLO I Ltd. Series 2014-1A, Class C(b)(c)
21,350,000	3.151	07/20/26		20,317,984
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(b)(c)
7,650,000	1.452	11/21/22		7,541,370
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(b)
118,100,000	1.310	12/14/23		114,941,061
Doral CLO 1 Ltd. Series 2012-3A, Class A1(b)(c)
10,000,000	1.695	12/19/22		9,967,650
Gleneagles CLO Ltd. Series 2005-1A, Class A1(b)(c)
2,664,991	0.507	11/01/17		2,663,211
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(b)(c)
4,598,928	0.473	07/31/21		4,564,997
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(b)(c)
70,250,000	1.790	04/18/26		69,402,434

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B(b)(c)
$64,150,000	1.653%	04/28/25	$ 63,289,684
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2(b)(c)
55,600,000	2.233	04/28/25	53,477,637
ICG US CLO Ltd. Series 2014-1A, Class ACOM(b)(c)
112,150,000	1.501	04/20/26	108,706,995
Jasper CLO Ltd. Series 2005-1A, Class A(b)(c)
2,124,354	0.502	08/01/17	2,121,093
KKR Financial CLO Corp. Series 2005-2X, Class A1(b)
17,017,295	0.494	11/26/17	16,982,290
KKR Financial CLO Ltd. Series 2006-1A, Class A1(b)(c)
1,474,956	0.513	08/25/18	1,474,558
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)(c)
19,727,041	0.582	05/15/21	19,595,521
Liberty CLO Ltd. Series 2005-1A, Class A2(b)(c)
21,563,997	0.607	11/01/17	21,466,506
Magnetite VIII Ltd. Series 2014-8A, Class A(b)(c)
114,850,000	1.711	04/15/26	114,081,079
Magnetite VIII Ltd. Series 2014-8A, Class B(b)(c)
23,900,000	2.217	04/15/26	23,401,518
Mountain View Funding CLO Series 2007-3A, Class A1(b)(c)
2,512,574	0.444	04/16/21	2,503,639
Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class C(b)(c)
8,650,000	2.992	08/04/25	8,188,177
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
3,086,690	0.480	10/12/20	3,069,077
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
15,650,000	1.473	11/22/23	15,319,785
OCP CLO Ltd. Series 2014-5A, Class ACOM(b)(c)
140,200,000	0.234	04/26/26	135,124,760
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(c)(h)
11,950,000	0.000	04/17/25	11,624,960
OFSI Fund V Ltd. Series 2014-7A, Class C(b)(c)
20,050,000	3.345	10/18/26	19,183,058
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(b)(c)
120,000,000	1.418	03/20/25	115,716,000
OFSI Fund VII Ltd. Series 2014-7A, Class ACOM(b)(c)
146,000,000	1.872	10/18/26	143,094,600
OHA Park Avenue CLO I Ltd. Series 2007-1A, Class A1A(b)(c)
8,936,336	0.491	03/14/22	8,865,891
OZLM Funding III Ltd. Series 2013-3A, Class A1(b)(c)
14,750,000	1.562	01/22/25	14,583,723
Red River CLO Ltd. Series 1A, Class A(b)(c)
13,616,982	0.502	07/27/18	13,548,284
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(b)(c)
162,350,000	1.744	07/25/26	159,362,760
Regatta IV Funding Ltd. Series 2014-1A, Class B(b)(c)
776,094	2.275	07/25/26	748,397
Regatta IV Funding Ltd. Series 2014-1A, Class C(b)(c)
18,250,000	3.184	07/25/26	17,513,138
Saratoga Investment CLO Corp. Series 2013-1A, Ltd. Class A1(b)(c)
16,000,000	1.531	10/20/23	15,839,984
Shackleton CLO Ltd. Series 2014-5A, Class A(b)(c)
156,400,000	1.732	05/07/26	155,409,050
Shackleton CLO Ltd. Series 2014-5A, Class B1(b)(c)
33,700,000	2.232	05/07/26	32,836,269
Silvermore CLO Ltd. Series 2014-1A, Class A1(b)(c)
123,250,000	1.682	05/15/26	121,807,236
Silvermore CLO Ltd. Series 2014-1A, Class A2(b)(c)
23,050,000	2.282	05/15/26	22,228,037
Sound Point CLO Ltd. Series 2014-1A, Class B1(b)(c)
15,000,000	2.131	04/18/26	14,369,295
Sound Point CLO VI Ltd. Series 2014-2A, Class ACOM(b)(c)
199,450,000	1.453	10/20/26	195,421,110

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Sound Point CLO VI Ltd. Series 2014-2A, Class C(b)(c)
$15,000,000	3.163%	10/20/26	$ 14,309,910
Symphony CLO XI Ltd. Series 2013-11A, Class A(b)(c)
6,500,000	1.528	01/17/25	6,438,367
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM(b)(c)
57,100,000	1.691	07/15/26	55,575,430
Trinitas CLO II Ltd. Series 2014-2A, Class C(b)(c)
10,050,000	3.124	07/15/26	9,449,744
Trinitas CLO Ltd. Series 2014-1A, Class A1(b)(c)
58,150,000	1.761	04/15/26	57,702,129
Trinitas CLO Ltd. Series 2014-1A, Class B1(b)(c)
14,950,000	2.131	04/15/26	14,256,679
Westbrook CLO Ltd. Series 2006-1X, Class A1(b)
13,619,472	0.487	12/20/20	13,540,152
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
31,274,158	0.457	08/01/22	30,839,322
Whitehorse VIII Ltd. Series 2014-1A, Class A(b)(c)
150,700,000	1.732	05/01/26	149,747,877
Whitehorse VIII Ltd. Series 2014-1A, Class B(b)(c)
32,800,000	2.282	05/01/26	32,021,426
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(b)(c)
93,200,000	1.709	04/15/26	91,699,480

			3,195,900,033

Home Equity – 0.8%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(b)
12,234,928	0.415	03/25/37	7,181,411
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(b)
16,641,000	0.425	05/25/36	11,276,321
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 05-R8, Class M2(b)
5,440,000	0.645	10/25/35	4,792,891
Bayview Financial Mortgage Pass-Through Trust 2006-A, Class M3(b)
10,095,000	0.820	02/28/41	7,686,873
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(b)
6,400,000	0.555	01/25/36	5,247,734
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(b)
300,000	0.505	03/25/37	269,655
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(b)
20,000,000	0.375	08/25/37	8,849,322
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB8, Class AF3(i)
8,886,000	4.230	12/25/35	8,444,871
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(b)
2,854,616	0.295	09/25/36	2,595,621
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(b)
25,000,000	0.405	04/25/36	20,164,105
GSAA Home Equity Trust Series 2006-17, Class A1(b)
11,118,448	0.215	11/25/36	5,616,823
GSAA Home Equity Trust Series 2007-10, Class A2A
5,170,998	6.500	11/25/37	3,845,933
GSAMP Trust Series 2006-HE8, Class A2C(b)
14,600,000	0.325	01/25/37	11,286,191
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1(c)
7,150,000	1.244	01/17/45	7,154,612
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(b)
8,600,000	0.455	12/25/35	7,563,380
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2(b)
5,900,000	0.545	01/25/36	4,689,173
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(b)
3,850,000	0.385	07/25/36	3,672,291
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(b)
5,100,000	0.415	01/25/37	3,905,409

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Lehman XS Trust Series 2006-16N, Class A321(b)
	$9,160,559	0.355%		11/25/46	$ 6,984,926
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(b)
	8,356,211	0.235		09/25/46	3,782,076
Saxon Asset Securities Trust Series 2007-2, Class A2C(b)
	7,574,740	0.395		05/25/47	5,461,668
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(b)
	6,221,429	1.130		07/25/34	5,527,261
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(b)
	3,849,763	0.315		10/25/36	2,865,309
Vericrest Opportunity Loan Transferee LLC Series 2014-NPL4, Class A1(c)(i)
	52,469,837	3.125		04/27/54	52,132,960
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(b)
	4,200,000	0.815		10/25/35	3,879,161

					204,875,977

Student Loan(b) – 0.1%
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	5,160,511	0.363		05/25/25	5,032,452
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	8,651,235	1.185		07/01/24	8,715,988
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	176,291	0.364		03/01/25	176,097

					13,924,537

TOTAL ASSET-BACKED SECURITIES					$ 3,414,700,547

Foreign Debt Obligations – 22.8%
Banks – 0.1%
Intesa Sanpaolo SpA
EUR	6,800,000	6.625%		09/13/23	$ 10,045,788
Lloyds Bank PLC(a)(b)
GBP	16,268,000	10.750		12/16/21	29,253,703

					39,299,491

Life Insurance(a)(b) – 0.1%
Scottish Widows PLC
	8,121,000	5.125		09/29/49	12,682,714

Sovereign – 22.6%
Brazil Letras do Tesouro Nacional(h)
BRL	42,041,000	0.000		01/01/16	13,992,142
Brazil Loan Trust 1(j)
	$8,580,000	5.477		07/24/23	8,730,150
Brazil Notas do Tesouro Nacional
BRL	45,315,545	6.000		08/15/40	16,654,421
	761,836,291	6.000		08/15/50	279,173,614
Dominican Republic
DOP	201,600,000	14.500		02/10/23	4,983,197
	$17,540,000	6.600	(c)	01/28/24	18,723,950
	16,850,000	6.600		01/28/24	17,987,375
	6,105,000	5.875		04/18/24	6,257,625
	2,784,000	8.625		04/20/27	3,271,200
DOP	30,000,000	18.500		02/04/28	872,727
	$15,210,000	7.450	(c)	04/30/44	16,654,950
Federal Republic of Germany
EUR	273,990,000	2.000		08/15/23	376,545,116

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Italy Buoni Poliennali Del Tesoro
EUR	118,470,000	1.150%		05/15/17	$ 145,088,377
	148,480,000	4.500		02/01/18	200,419,936
	263,951,693	2.350		09/15/19	344,786,684
	147,700,000	4.750		09/01/21	217,491,526
	311,840,000	5.500		11/01/22	485,230,937
	71,380,000	4.500		05/01/23	105,272,397
	109,930,000	3.750		09/01/24	155,220,662
	113,790,000	2.500		12/01/24	145,269,469
	52,400,000	5.000		09/01/40	83,718,944
Republic of Argentina(b)
	3,180,000	0.000		12/15/35	267,433
	$1,630,000	0.000		12/15/35	111,655
	782,347,000	0.000		12/15/35	57,111,331
Republic of Costa Rica
	3,360,000	9.995		08/01/20	4,284,000
	10,280,000	5.625		04/30/43	8,429,600
Republic of Croatia
	6,210,000	6.625		07/14/20	6,838,763
	9,410,000	5.500		04/04/23	9,809,925
	19,650,000	6.000		01/26/24	21,172,875
Republic of Honduras(c)
	23,950,000	8.750		12/16/20	26,524,625
Republic of Indonesia
	5,540,000	5.375		10/17/23	6,031,675
	30,386,000	5.875		01/15/24	34,108,285
Republic of Venezuela
	6,870,000	6.000		12/09/20	2,902,575
	9,170,000	9.000		05/07/23	4,172,350
	32,800,000	8.250		10/13/24	14,432,000
	24,200,000	7.650		04/21/25	10,466,500
	26,790,000	9.250		05/07/28	11,921,550
	2,840,000	7.000		03/31/38	1,171,500
Russian Federation
	6,800,000	4.500		04/04/22	5,933,000
	29,400,000	4.875		09/16/23	25,945,500
	42,005,150	7.500	(i)	03/31/30	43,601,346
	5,000,000	5.875		09/16/43	4,225,000
Spain Government Bond
EUR	112,730,000	2.100		04/30/17	141,439,721
	140,060,000	0.500		10/31/17	169,091,522
	267,850,000	4.500		01/31/18	362,181,809
	170,150,000	4.400	(c)	10/31/23	254,698,333
	112,810,000	2.750	(c)	10/31/24	150,553,570
	150,690,000	5.900		07/30/26	256,706,643
Spain Government Inflation Linked Bond(c)
	171,523,354	0.550		11/30/19	209,084,223
United Mexican States
MXN	755,271,570	0.000	(h)	01/15/15	51,081,212
	2,262,094,530	0.000	(h)	01/22/15	152,893,288
	1,556,821,330	0.000	(h)	01/29/15	105,064,534
	1,308,969,220	0.000	(h)	02/05/15	88,374,575
	1,248,431,670	0.000	(h)	02/19/15	84,192,294
	605,430,510	0.000	(h)	02/26/15	40,867,457
	272,368,940	0.000	(h)	03/05/15	18,347,038
	1,579,793,970	0.000	(h)	03/12/15	106,499,235
	2,230,218,220	0.000	(h)	03/19/15	150,076,095
	392,363,990	0.000	(h)	03/26/15	26,423,984
	2,048,700,000	0.000	(h)	04/01/15	137,708,466
	1,580,557,011	5.000		06/16/16	113,852,845
	1,850,614,300	4.750		06/14/18	125,330,618
	241,369,600	6.500		06/10/21	17,190,837
	154,502,100	8.000		12/07/23	12,059,937
	39,328,100	10.000		12/05/24	3,501,329
	75,763,000	8.500		05/31/29	6,222,877
	475,100	10.000		11/20/36	45,346

					5,729,294,675

TOTAL FOREIGN DEBT OBLIGATIONS					$ 5,781,276,880

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Structured Note – 0.0%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL $	18,664,353	6.000%	08/15/40	$ 6,859,544

Municipal Debt Obligations – 2.5%
Puerto Rico – 2.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	$5,255,000	6.000%	07/01/38	$ 3,792,008
	17,570,000	6.000	07/01/44	12,434,289
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	8,105,000	5.750	07/01/37	5,773,840
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	3,965,000	5.000	07/01/33	2,727,682
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	3,020,000	5.750	07/01/41	2,167,635
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2012 A
	1,095,000	5.125	07/01/37	764,573
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	1,485,000	5.500	07/01/32	1,073,536
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	1,150,000	5.875	07/01/36	833,555
	5,555,000	5.750	07/01/38	4,041,929
	2,955,000	6.000	07/01/39	2,168,172
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C
	1,765,000	6.000	07/01/39	1,295,033
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	1,110,000	6.000	07/01/34	820,279
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E
	1,000,000	5.625	07/01/32	729,110
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	515,000	5.500	07/01/26	389,397
	5,720,000	5.750	07/01/28	4,324,720
	20,810,000	5.500	07/01/39	15,087,666
	8,010,000	5.000	07/01/41	5,473,553
Puerto Rico Commonwealth GO Bonds Series 2007 A
	6,670,000	5.250	07/01/37	4,716,690
Puerto Rico Commonwealth GO Bonds Series 2014 A
	336,290,000	8.000	07/01/35	293,016,203
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A
	1,950,000	5.125	07/01/31	1,389,609
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A
	455,000	5.000	07/01/34	314,187
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
	605,000	5.250	07/01/27	446,799

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(h)
$1,990,000	0.000%		08/01/35	$ 343,574
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(h)
5,285,000	0.000		08/01/37	727,850
4,305,000	0.000		08/01/38	543,033
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
1,205,000	5.250		08/01/40	943,696
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
1,005,000	5.500		08/01/23	874,933
1,650,000	5.250		08/01/27	1,302,081
35,660,000	0.000	(i)	08/01/32	27,121,213
22,040,000	5.750		08/01/37	16,365,361
2,795,000	6.375		08/01/39	2,215,038
59,935,000	6.000		08/01/42	45,189,192
500,000	6.500		08/01/44	399,950
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
9,275,000	0.000	(i)	08/01/33	5,171,925
19,375,000	5.500		08/01/37	14,122,050
25,740,000	5.375		08/01/39	18,019,544
44,010,000	5.500		08/01/42	31,278,787
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
5,965,000	5.375		08/01/38	4,199,837
3,150,000	6.000		08/01/39	2,387,291
71,015,000	5.250		08/01/41	49,460,527
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
12,440,000	5.000		08/01/43	8,290,514
8,000,000	5.250		08/01/43	5,522,000
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
29,245,000	5.500		08/01/28	23,174,323
2,995,000	6.125		08/01/29	2,465,304

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 623,898,488

Government Guarantee Obligation(b)(j) – 1.0%
FMS Wertmanagement
$251,800,000	0.481%		06/30/15	$ 252,053,059

U.S. Treasury Obligations – 15.0%
United States Treasury Bonds
$111,200,000	2.750%		11/15/42	$ 111,165,530
99,400,000	2.875	(k)	05/15/43	101,725,956
142,300,000	3.625	(k)	08/15/43	167,458,640
168,900,000	3.750	(k)	11/15/43	203,147,853
640,800,000	3.625	(k)	02/15/44	754,542,000
436,600,000	3.375		05/15/44	491,838,632
206,100,000	3.000		11/15/44	216,582,228
United States Treasury Inflation Protected Securities
147,481,220	0.500		04/15/15	145,544,792
389,747,848	0.125		04/15/16	388,527,937
124,950,192	0.125		01/15/22	121,806,445
79,637,537	0.375		07/15/23	78,903,279
175,454,761	0.625		01/15/24	176,605,744
34,727,458	2.500		01/15/29	43,219,363
103,464,218	1.375		02/15/44	117,609,846
United States Treasury Notes
293,900,000	1.625		12/31/19	293,465,019
375,300,000	2.000		10/31/21	376,163,201

TOTAL U.S. TREASURY OBLIGATIONS				$ 3,788,306,465

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(l) – 7.1%
Aerospace – 0.1%
Transdigm, Inc.
$8,894,564	3.750%	02/28/20	$ 8,722,988
13,640,727	3.750	06/04/21	13,379,234

			22,102,222

Airlines – 0.1%
Delta Air Lines, Inc.
34,538,635	3.250	10/18/18	33,786,038

Automotive - Parts – 0.1%
Gates Global LLC
20,847,750	4.250	07/05/21	20,248,377

Building Materials – 0.1%
HD Supply, Inc.
22,959,442	4.000	06/28/18	22,710,792

Energy – 0.6%
American Energy - Marcellus LLC
21,675,885	5.250	08/04/20	18,930,201
8,600,000	8.500	08/04/21	7,826,000
Magnum Hunter Resources Corp.
95,544,313	8.500	10/17/19	93,155,705
MEG Energy Corp.
26,238,907	3.750	03/31/20	24,981,538

			144,893,444

Entertainment – 0.1%
Sabre, Inc.
22,642,239	4.000	02/19/19	22,205,470
WMG Acquisition Corp.
7,600,000	3.750	07/01/20	7,296,000

			29,501,470

Environmental – 0.2%
EnergySolutions LLC
44,202,875	6.750	05/29/20	43,995,564

Finance – 0.0%
SBA Senior Finance II LLC
9,825,313	3.250	03/24/21	9,602,180

Food & Beverages – 0.9%
Arysta Lifescience SPC LLC
23,166,192	4.500	05/29/20	22,992,446
10,000,000	8.250	11/30/20	9,937,500
Diamond Foods, Inc.
18,159,259	4.250	08/20/18	17,977,666
HJ Heinz Co.
36,476,855	3.500	06/05/20	36,209,845
Pinnacle Foods Finance LLC
31,282,323	3.000	04/29/20	30,288,490
US Foods, Inc.
110,778,045	4.500	03/31/19	109,919,515

			227,325,462

Food & Drug Retailers – 0.0%
Rite Aid Corp.
3,989,950	3.500	02/21/20	3,965,013

Principal Amount		Interest Rate		Maturity Date	Value
Senior Term Loans(l) – (continued)
Gaming – 0.1%
MGM Resorts International
	$17,417,176	3.500%		12/20/19	$ 16,927,405
Scientific Games International, Inc.
	14,931,171	6.000		10/18/20	14,696,005

					31,623,410

Health Care - Services – 0.8%
American Renal Holdings, Inc.
	13,481,516	4.500		09/22/19	13,312,998
	18,771,176	8.500		03/20/20	18,489,608
Community Health Systems, Inc.
	54,462,469	4.250		01/27/21	54,269,671
HCA, Inc.
	23,040,291	2.669		02/02/16	22,827,168
	6,404,144	2.669		05/02/16	6,361,429
	20,892,328	2.919		03/31/17	20,709,520
	15,186,553	2.750		05/01/18	15,037,117
MPH Acquisition Holdings LLC
	27,334,087	3.750		03/31/21	26,527,732
Sedgwick, Inc.
	15,447,680	3.750		03/01/21	14,984,250

					192,519,493

Lodging – 0.1%
Hilton Worldwide Finance LLC
	16,854,261	3.500		10/26/20	16,636,504

Media - Broadcasting & Radio – 1.1%
Getty Images, Inc.
	46,552,121	4.750		10/18/19	42,575,639
iHeart Communications, Inc.
	149,689,197	3.819		01/29/16	147,967,771
Promotora de Informaciones SA
EUR	39,605,409	9.750		12/10/15	48,883,024
Univision Communications, Inc.
	$47,275,785	4.000		03/01/20	46,156,064

					285,582,498

Media - Cable – 0.1%
Virgin Media Investment Holdings Ltd.
	21,925,000	3.500		06/07/20	21,499,874

Media - Non Cable – 0.3%
Checkout Holding Corp.
	65,002,053	4.500		04/09/21	61,711,649
	16,750,000	7.750		04/11/22	15,493,750

					77,205,399

Restaurants – 0.5%
1011778 B.C. Unlimited(m)
	117,725,000	4.500		12/12/21	117,219,960
Seminole Hard Rock Entertainment, Inc.
	11,795,920	3.500		05/14/20	11,353,572

					128,573,532

Retailers – 0.9%
Alliance Boots Holdings Ltd.
GBP	161,304	0.000	(m)	07/09/15	250,934
	2,000,000	0.000	(m)	07/09/17	3,105,513
EUR	31,839,384	3.490		07/10/17	38,456,748
GBP	58,832,541	3.985		07/10/17	91,510,317

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(l) – (continued)
Retailers – (continued)
Burlington Coat Factory Warehouse Corp.
$22,693,125	4.250%	08/13/21	$ 22,367,025
Neiman Marcus Group Ltd., Inc.
5,000,000	4.250	10/25/20	4,880,200
The Men’s Wearhouse, Inc.
18,927,563	4.500	06/18/21	18,809,265
True Religion Apparel, Inc.
57,288,866	5.875	07/30/19	52,276,091
8,400,000	11.000	01/29/20	7,308,000

			238,964,093

Services Cyclical - Business Services – 0.3%
ADS Waste Holdings, Inc.
52,465,055	3.750	10/09/19	50,841,786
First Data Corp.
23,500,000	3.667	03/24/17	23,118,125

			73,959,911

Services Cyclical - Consumer Services – 0.1%
Bright Horizons Family Solution, Inc.
15,111,450	3.750	01/30/20	14,856,520

Technology – 0.1%
CDW LLC
24,248,770	3.250	04/29/20	23,469,900

Technology - Software – 0.1%
BMC Software Finance, Inc.
14,337,478	5.000	09/10/20	13,916,387

Technology - Software/Services – 0.2%
Avago Technologies Cayman Ltd.
60,497,995	3.750	05/06/21	60,220,914

Utilities - Electric – 0.0%
Calpine Corp.
7,475,000	4.000	04/01/18	7,383,431

Wireless Telecommunications – 0.2%
Crown Castle Operating Co.
19,949,622	3.000	01/31/21	19,600,504
Intelsat Jackson Holdings Ltd.
26,200,000	3.750	06/30/19	25,774,250

			45,374,754

TOTAL SENIOR TERM LOANS			$ 1,789,917,182

Shares	Rate		Value
Preferred Stocks – 0.6%
Banks – 0.4%
Citigroup Capital XIII(b)
797,300	7.875%		$ 21,192,234
ING Groep NV
707,693	6.125		17,890,479
235,690	6.200		5,948,816
300,962	6.375		7,686,569
Morgan Stanley(b)
1,700,000	6.375		43,027,000

			95,745,098

Shares	Rate		Value
Preferred Stocks – (continued)
Diversified Financial Services(b) – 0.2%
2,329,998	8.125%		$ 61,465,347
80,976	6.450		2,047,883

			63,513,230

TOTAL PREFERRED STOCKS – 0.6%			$ 159,258,328

Shares	Description		Value
Investment Companies – 0.6%
154,732,076	Goldman Sachs Financial Square Funds-Government Fund		$ 154,732,076

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$24,095,557,832

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 1.8%
Repurchase Agreement – 1.8%
Citigroup Global Markets, Inc.
$350,000,000	1.133%	03/23/15	$ 350,000,000

Maturity Value: $351,993,765

Settlement Date: 09/23/14

Collateralized by various asset-backed obligations, 0.368% to 7.500%, due 01/18/26 to 05/25/37, various collateralized mortgage obligations, 0.288% to 9.300%, due 07/20/19 to 02/15/51, and various corporate obligations, 0.586% to 0.821%, due 03/23/35 to 03/22/37. The aggregate market value of the collateral, including accrued interest, was $418,681,389.

Morgan Stanley
100,000,000	1.133	03/23/15	100,000,000

Maturity Value: $100,569,647

Settlement Date: 09/29/14

Collateralized by Champion Enterprises, Inc., 2.750%, due 01/11/37 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,661,891.

TOTAL SHORT-TERM INVESTMENTS			$ 450,000,000

TOTAL INVESTMENTS – 97.0%			$24,545,557,832

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%			761,918,716

NET ASSETS – 100.0%			$25,307,476,548

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $5,635,685,128, which represents approximately 22.3% of net assets as of December 31, 2014.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

(d)	Pay-in-kind securities.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $328,687,516 which represents approximately 1.3% of net assets as of December 31, 2014.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(j)	Guaranteed by a foreign government until maturity.

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	EUR/HUF	03/18/15	$80,961,254	$704,278
	IDR/USD	01/20/15	35,863,261	1,916,861
	JPY/USD	03/18/15	43,856,024	506,024
	USD/AUD	03/18/15	168,289,728	3,928,504
	USD/CHF	03/18/15	206,886,299	2,607,701
	USD/COP	01/09/15	57,486,925	4,180,415
	USD/EUR	03/18/15	295,352,629	8,748,860
	USD/JPY	03/18/15	171,298,102	1,386,898
Barclays Bank PLC	CAD/USD	03/18/15	85,035,270	125,270
	CNH/USD	03/18/15	84,902,922	289,143
	EUR/PLN	03/18/15	81,435,674	987,893
	GBP/EUR	03/18/15	171,238,360	1,957,248
	NOK/EUR	03/18/15	39,914,285	2,377,540
	USD/AUD	03/18/15	163,414,632	8,485,125
	USD/CNH	03/18/15	171,750,437	1,395,563
	USD/EUR	03/18/15	88,339,757	2,457,181
	USD/MYR	01/09/15	26,235,055	78,395
	USD/SGD	03/18/15	82,567,527	1,709,831
	USD/ZAR	03/18/15	42,549,651	800,349
BNP Paribas SA	GBP/EUR	03/18/15	335,986,200	4,176,116
	MYR/USD	01/20/15	42,464,628	31,628
	USD/CHF	03/18/15	291,932,922	8,073,127
	USD/JPY	03/18/15	126,981,840	2,123,160
Citibank NA	NZD/USD	01/08/15	55,923,754	224,959
	USD/BRL	01/15/15	51,691,728	799,356
	USD/CAD	03/18/15	167,936,768	2,832,232
	USD/CHF	02/10/15	8,556,201	318,630
	USD/CHF	03/18/15	270,426,528	4,576,364
	USD/EUR	01/28/15	2,998,973,738	62,405,098
	USD/GBP	01/09/15	692,144,097	4,050,162
	USD/JPY	01/15/15	100,691,723	368,625
	USD/JPY	03/18/15	251,251,568	5,133,432
	USD/MXN	01/22/15	151,975,441	12,974,630
	USD/RUB	01/26/15	38,768,044	4,429,956
	ZAR/USD	03/18/15	43,163,486	136,986
Credit Suisse International (London)	CAD/USD	02/10/15	66,770,109	108,349
	USD/COP	01/09/15	72,961,100	1,998,736
Deutsche Bank AG (London)	EUR/HUF	03/18/15	44,529,240	420,154
	JPY/USD	03/18/15	86,734,182	34,182
	MXN/USD	03/18/15	85,076,852	166,852
	NOK/EUR	03/18/15	164,405,149	6,173,324
	USD/AUD	03/18/15	208,977,922	2,418,696
	USD/CNH	03/18/15	231,139,821	2,137,705
	USD/MXN	01/20/15	222,195,501	5,254,259
	USD/MXN	02/19/15	55,927,202	843,998
	USD/MXN	03/18/15	73,010,478	69,007
	USD/MYR	01/09/15	124,087,707	2,047,293
	USD/SGD	03/18/15	82,551,896	1,399,732
	USD/ZAR	03/18/15	51,779,307	2,004,652
HSBC Bank PLC	CNH/USD	03/18/15	481,432,638	1,577,216
	MYR/USD	01/20/15	42,459,303	26,303
	USD/BRL	01/13/15	38,944,637	1,218,091
	USD/CAD	03/18/15	42,621,457	670,543
	USD/CNH	03/18/15	587,396,027	4,040,705

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC (continued)	USD/MYR	01/09/15	$42,756,877	$207,406
	USD/SGD	03/18/15	166,150,139	1,444,861
	USD/TRY	03/18/15	30,150,347	1,490,653
JPMorgan Chase Bank (London)	CAD/CHF	03/18/15	67,526,332	627,805
	EUR/NOK	03/18/15	81,156,738	3,026,293
	GBP/USD	01/09/15	182,067,132	372,787
	IDR/USD	01/20/15	44,725,857	2,270,857
	NOK/EUR	03/18/15	41,737,928	83,205
	USD/BRL	01/15/15	84,506,398	1,885,219
	USD/CAD	03/18/15	68,154,137	1,304,415
	USD/CHF	03/18/15	276,629,660	5,335,559
	USD/EUR	01/28/15	450,901,960	9,462,455
	USD/EUR	03/18/15	479,502,755	11,871,667
	USD/JPY	03/18/15	85,167,043	885,957
	USD/MXN	01/20/15	289,956,938	12,588,435
	USD/MXN	02/26/15	92,538,767	6,834,515
	USD/MXN	03/18/15	41,490,356	408,644
	USD/NZD	03/18/15	133,453,159	1,195,369
	USD/ZAR	03/18/15	43,112,230	214,770
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	43,535,382	1,187,382
	BRL/USD	01/15/15	86,223,086	1,313,086
	RUB/USD	01/20/15	142,231,833	9,634,833
	USD/BRL	01/09/15	42,489,643	802,357
	USD/BRL	01/15/15	34,049,614	191,386
	USD/EUR	03/18/15	466,954,528	8,788,704
	USD/NZD	01/08/15	59,436,032	242,896
	USD/RUB	01/20/15	33,681,709	236,291
	USD/TRY	03/18/15	158,676,302	4,560,698
	ZAR/USD	03/18/15	40,713,103	575,103
Royal Bank of Canada	BRL/USD	01/09/15	87,275,123	2,579,123
	BRL/USD	01/16/15	340,126,369	1,449,369
	CAD/USD	03/18/15	84,725,037	29,037
	USD/BRL	01/09/15	123,274,492	4,038,842
	USD/BRL	01/12/15	42,433,481	593,019
	USD/CAD	03/18/15	286,390,428	5,671,572
	USD/GBP	01/09/15	31,942,251	230,842
	USD/MXN	01/20/15	289,956,938	12,973,582
	USD/MXN	01/29/15	104,407,778	9,768,532
	USD/MXN	02/19/15	18,637,551	1,612,165
	USD/MYR	01/09/15	43,197,449	232,604
Royal Bank of Scotland PLC	AUD/USD	03/18/15	83,345,695	21,124
	USD/AUD	03/18/15	163,407,047	7,430,915
	USD/JPY	03/18/15	171,924,970	1,070,030
Standard Chartered Bank	BRL/USD	01/09/15	43,984,226	1,636,226
	JPY/USD	03/18/15	43,627,312	277,312
	USD/CNH	03/18/15	152,538,691	1,108,873
	USD/EUR	03/18/15	84,672,242	2,017,086
	USD/NZD	03/18/15	127,098,246	624,535
	USD/ZAR	03/18/15	42,112,299	1,237,701
State Street Bank (London)	JPY/EUR	03/18/15	171,119,690	4,454,478
	USD/CAD	03/18/15	169,783,637	3,181,363
	USD/CHF	03/18/15	211,613,140	5,853,315
	USD/CNH	03/18/15	141,496,433	1,191,534
	USD/JPY	03/18/15	171,382,230	1,301,770
	USD/MXN	03/18/15	83,830,898	2,742,102
UBS AG (London)	BRL/USD	01/16/15	18,290,052	38,052
	BRL/USD	01/26/15	43,040,297	734,297
	EUR/NOK	03/18/15	81,108,259	2,780,519
	NZD/USD	03/18/15	168,890,771	861,647
	USD/BRL	01/09/15	76,037,157	2,590,238
	USD/BRL	01/13/15	42,582,814	744,186
	USD/BRL	01/16/15	124,002,246	4,305,910
	USD/BRL	01/23/15	381,998,867	18,039,454
	USD/CAD	03/18/15	169,090,221	3,700,779

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London) (continued)	USD/CHF	03/18/15	$297,715,775	$7,257,839
	USD/CNH	03/18/15	145,445,554	1,196,456
	USD/PLN	03/18/15	81,683,787	4,391,403
	USD/SEK	02/12/15	131,295,369	2,923,950
	USD/ZAR	03/18/15	42,971,922	355,078
	ZAR/USD	03/18/15	43,890,926	466,926
Westpac Banking Corp.	NZD/USD	03/18/15	85,132,009	104,065
	USD/AUD	03/18/15	41,539,721	1,448,669
	USD/EUR	01/28/15	989,185,553	24,947,472
	USD/EUR	03/18/15	82,309,741	1,558,745
	USD/SGD	03/18/15	87,981,484	1,936,812

TOTAL				$432,660,493

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CHF/USD	03/18/15	$44,535,728	$(1,404,272)
	COP/USD	01/09/15	74,388,238	(1,715,762)
	EUR/USD	03/18/15	165,237,655	(4,802,154)
	NZD/USD	03/18/15	180,357,459	(887,047)
	USD/NZD	03/18/15	378,524,143	(5,150,553)
Barclays Bank PLC	AUD/USD	03/18/15	79,451,727	(1,108,385)
	CHF/USD	03/18/15	122,809,819	(887,181)
	EUR/GBP	03/18/15	166,982,307	(1,000,451)
	HUF/USD	03/18/15	80,530,872	(5,195,905)
	JPY/USD	03/18/15	82,200,855	(1,597,145)
	MYR/USD	01/20/15	84,742,152	(123,848)
	USD/IDR	01/20/15	32,478,559	(1,086,559)
	USD/PHP	01/13/15	37,976,602	(209,632)
BNP Paribas SA	AUD/USD	01/08/15	13,037,404	(766,699)
	EUR/JPY	03/18/15	86,970,289	(1,841,531)
	EUR/USD	01/28/15	52,491,485	(1,839,009)
	EUR/USD	03/18/15	420,455,008	(7,445,753)
	HUF/USD	03/18/15	86,815,173	(5,511,395)
	JPY/USD	03/18/15	296,400,719	(4,327,281)
Citibank NA	AUD/USD	03/18/15	163,414,632	(8,585,780)
	CAD/USD	03/18/15	241,339,343	(7,570,340)
	EUR/USD	01/28/15	68,058,693	(2,132,361)
	EUR/USD	03/18/15	418,602,908	(9,783,954)
	JPY/USD	03/18/15	85,025,936	(793,064)
	NOK/EUR	03/18/15	42,447,526	(813,909)
	TRY/USD	03/18/15	87,664,854	(3,919,855)
	USD/IDR	01/16/15	43,335,871	(529,871)
	USD/IDR	01/20/15	43,593,496	(1,138,496)
Credit Suisse International (London)	COP/USD	01/09/15	16,654,280	(613,720)
	RUB/USD	01/26/15	35,211,623	(10,210,377)
	USD/CLP	01/09/15	22,582,848	(88,488)
Deutsche Bank AG (London)	EUR/NOK	03/18/15	42,160,181	(104,993)
	EUR/USD	03/18/15	160,654,936	(533,982)
	HUF/USD	03/18/15	80,360,408	(4,584,733)
	MXN/USD	03/18/15	126,431,581	(369,419)
	PLN/EUR	03/18/15	85,023,409	(2,365,938)
	PLN/USD	03/18/15	81,597,150	(4,797,850)
	USD/CAD	02/10/15	60,236,648	(94,959)
	USD/IDR	01/20/15	43,862,440	(1,407,440)
	USD/MXN	01/20/15	53,109,009	(224,644)
	ZAR/USD	03/18/15	53,840,531	(2,508,490)
HSBC Bank PLC	CNH/USD	03/18/15	327,614,921	(140,079)
	EUR/NOK	03/18/15	40,651,255	(470,568)
	EUR/USD	03/18/15	88,339,757	(1,515,726)
	INR/USD	01/12/15	64,043,507	(1,066,878)
	KRW/USD	01/30/15	75,139,431	(2,817,996)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Chase Bank (London)	EUR/NOK	03/18/15	$46,470,422	$(1,666,450)
	EUR/USD	01/28/15	111,874,008	(1,579,227)
	EUR/USD	03/18/15	83,056,877	(1,513,907)
	GBP/USD	01/09/15	230,836,258	(1,344,588)
	JPY/USD	01/15/15	109,691,740	(391,979)
	JPY/USD	03/18/15	83,680,316	(451,684)
	MXN/USD	03/18/15	76,974,400	(1,056,830)
	NOK/USD	03/18/15	84,828,373	(8,137,037)
	NZD/USD	01/08/15	31,247,461	(143,735)
	SEK/USD	02/12/15	83,306,610	(1,810,028)
	USD/GBP	03/18/15	169,748,668	(572,148)
	USD/TRY	03/18/15	86,326,892	(1,460,892)
Merrill Lynch International Bank Ltd.	TRY/USD	03/18/15	111,964,523	(4,542,641)
Morgan Stanley & Co. International PLC	INR/USD	01/27/15	84,964,581	(1,517,419)
	JPY/USD	03/18/15	85,169,165	(1,225,835)
	TRY/USD	03/18/15	83,319,156	(3,526,914)
	USD/BRL	01/16/15	85,888,729	(997,729)
	USD/RUB	01/20/15	52,138,767	(2,984,767)
Royal Bank of Canada	CAD/USD	03/18/15	254,395,011	(4,236,989)
	JPY/USD	03/18/15	83,378,283	(753,717)
	MXN/USD	01/20/15	12,751,274	(173,189)
	MXN/USD	03/18/15	86,604,206	(4,539,318)
	TRY/USD	03/18/15	79,581,561	(3,071,284)
Royal Bank of Scotland PLC	EUR/USD	03/18/15	50,953,015	(1,375,396)
	INR/USD	01/15/15	140,925,005	(2,700,071)
	INR/USD	01/27/15	84,458,717	(1,873,783)
	USD/TRY	03/18/15	86,664,780	(1,754,780)
Standard Chartered Bank	CLP/USD	01/09/15	82,354,350	(1,553,699)
	TRY/USD	03/18/15	81,419,440	(3,696,753)
	USD/CLP	01/09/15	17,402,742	(123,742)
	USD/KRW	01/09/15	44,022,918	(672,918)
	USD/KRW	01/15/15	86,328,354	(508,354)
	USD/PHP	01/12/15	46,358,613	(325,066)
	ZAR/USD	03/18/15	39,770,571	(1,962,906)
State Street Bank (London)	GBP/USD	03/18/15	173,746,514	(888,688)
UBS AG (London)	CAD/USD	03/18/15	242,525,128	(7,831,621)
	EUR/JPY	03/18/15	43,703,184	(974,120)
	EUR/NOK	03/18/15	41,693,714	(211,290)
	GBP/USD	01/09/15	30,234,755	(35,171)
Westpac Banking Corp.	GBP/USD	01/09/15	22,334,701	(47,478)
	NZD/USD	03/18/15	69,021,518	(116,248)
	USD/NZD	01/08/15	46,592,117	(200,573)
	USD/NZD	03/18/15	210,234,070	(1,274,164)

TOTAL				$(191,909,600)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	18,440	June 2015	$4,589,946,500	$1,053,869
Eurodollars	9,222	September 2015	2,290,514,250	1,113,948
French 10 Year Government Bonds	(3,259)	March 2015	(580,569,958)	(8,661,418)
Ultra Long U.S. Treasury Bonds	(8,477)	March 2015	(1,400,294,437)	(32,674,929)
10 Year German Euro-Bund	59	March 2015	11,128,021	189,095
5 Year U.S. Treasury Notes	5,336	March 2015	634,608,815	(2,737,043)
10 Year U.S. Treasury Notes	1,486	March 2015	188,420,156	550,932
20 Year U.S. Treasury Bonds	7,916	March 2015	1,144,356,750	23,114,218

TOTAL				$(18,051,328)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	57,343,520		11/04/17	2.060%	3 month KWCDC	$(59,105)
		62,976,210		07/25/23	3 month KWCDC	3.352%	(4,421,215)
	MYR	106,220	(a)	09/18/23	3 month KLIBOR	4.945	(376,727)
		204,060	(a)	09/19/23	3 month KLIBOR	4.680	(128,709)
		76,770	(a)	11/01/23	4.780	3 month KLIBOR	121,665
	KRW	12,749,890		11/27/23	3 month KWCDC	3.450	(990,170)
		30,608,550		12/13/23	3 month KWCDC	3.488	(2,460,892)
		12,039,840		01/16/24	3 month KWCDC	3.445	(956,013)
	MXN	453,760	(a)	08/19/24	7.260	Mexico Interbank TIIE 28 Days	298,470
	GBP	41,400		11/19/24	6 month GBP	3.178	(1,047,642)
		32,010		12/09/24	6 month GBP	3.150	(588,340)
	MYR	82,620		12/12/24	4.850	3 month KLIBOR	92,679
	GBP	41,400		11/19/29	3.378	6 month GBP	1,882,835
		32,010		12/10/29	3.377	6 month GBP	1,359,017
		32,200		11/21/39	3.548	6 month GBP	2,440,781
		24,900		12/09/39	3.568	6 month GBP	2,098,634
		32,200		11/21/44	6 month GBP	3.540	(3,030,582)
		24,900		12/09/44	6 month GBP	3.565	(2,717,090)
Barclays Bank PLC	KRW	217,875,100		11/07/17	2.034	3 month KWCDC	(374,299)
		16,826,730		05/10/23	3 month KWCDC	2.735	(426,873)
		19,262,500		05/22/23	3 month KWCDC	2.830	(614,840)
		19,262,500		05/22/23	3 month KWCDC	2.840	(628,415)
		6,800,000		08/09/23	3 month KWCDC	3.440	(514,034)
	MYR	31,310		08/14/23	3 month KLIBOR	4.485	(120,500)
Citibank NA	KRW	106,583,770		10/06/17	2.239	3 month KWCDC	348,394
		7,061,700		10/16/17	2.240	3 month KWCDC	24,382
		136,480,620		10/30/17	2.173	3 month KWCDC	270,220
	MYR	112,250		09/18/18	3 month KLIBOR	3.830	159,052
		42,800		09/24/18	3 month KLIBOR	3.785	79,833
		169,560		11/19/18	3.915	3 month KLIBOR	109,095
		51,130		11/22/18	3 month KLIBOR	3.960	12,758
	KRW	98,915,810		08/08/23	3 month KWCDC	3.450	(7,611,872)
		8,854,260		08/16/23	3 month KWCDC	3.485	(702,946)
	MYR	84,950		11/14/23	4.990	3 month KLIBOR	326,369
		36,600		11/15/23	3 month KLIBOR	4.450	(106,806)
		219,660	(a)	11/15/23	5.040	3 month KLIBOR	961,496
	KRW	30,360,000		12/18/23	3 month KWCDC	3.420	(2,286,285)
		28,266,470		01/07/24	3 month KWCDC	3.472	(2,296,217)
		19,358,680		01/10/24	3 month KWCDC	3.475	(1,578,211)
	MYR	265,630		12/16/24	4.846	3 month KLIBOR	283,783
Credit Suisse International (London)	BRL	36,980		01/02/18	11.935	1 month Brazilian Interbank Deposit Average	(166,394)
		56,930		01/04/21	12.460	1 month Brazilian Interbank Deposit Average	274,730
		105,610		01/04/21	12.225	1 month Brazilian Interbank Deposit Average	238,688
		114,630		01/04/21	12.600	1 month Brazilian Interbank Deposit Average	751,055

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG	BRL	218,630		01/04/16	11.230%	1 month Brazilian Interbank Deposit Average	$(1,093,186)
		349,950		01/02/17	12.398	1 month Brazilian Interbank Deposit Average	630,348
	KRW	55,677,880		03/03/17	2.850	3 month KWCDC	874,566
		90,740,230		10/06/17	2.245	3 month KWCDC	311,719
		111,467,390		10/13/17	2.248	3 month KWCDC	404,462
		278,210,230		10/16/17	2.253	3 month KWCDC	1,051,737
		34,254,690		11/06/17	2.075	3 month KWCDC	(21,655)
	BRL	40		01/02/18	11.900	1 month Brazilian Interbank Deposit Average	(190)
	MYR	112,770		09/13/18	3 month KLIBOR	3.920%	57,733
		50,380		11/14/18	3 month KLIBOR	3.880	53,431
		477,120		03/12/19	3 month KLIBOR	4.027	(82,144)
	BRL	99,530		01/04/21	12.240	1 month Brazilian Interbank Deposit Average	240,966
		316,900		01/04/21	12.648	1 month Brazilian Interbank Deposit Average	2,174,550
		497,420		01/04/21	12.040	1 month Brazilian Interbank Deposit Average	102,929
	KRW	19,262,510		05/15/23	3 month KWCDC	2.815	(595,411)
	MYR	26,840		08/14/23	3 month KLIBOR	4.490	(106,120)
	KRW	52,965,990		08/28/23	3 month KWCDC	3.588	(4,591,531)
		26,410,690		09/06/23	3 month KWCDC	3.570	(2,247,741)
	MYR	194,330	(a)	11/14/23	5.075	3 month KLIBOR	926,174
	KRW	31,522,520		11/14/23	3 month KWCDC	3.415	(2,378,006)
		39,978,650		11/22/23	3 month KWCDC	3.473	(3,182,907)
		71,090,000		12/18/23	3 month KWCDC	3.456	(5,544,879)
		22,540,310		01/08/24	3 month KWCDC	3.470	(1,829,324)
		20,035,410		01/15/24	3 month KWCDC	3.433	(1,553,627)
		36,381,130		01/22/24	3 month KWCDC	3.470	(2,956,490)
	MXN	406,100	(a)	08/16/24	7.265	Mexico Interbank TIIE 28 Days	272,918
		467,590		10/03/24	7.280	Mexico Interbank TIIE 28 Days	314,321
JPMorgan Securities, Inc.	KRW	230,094,560		03/06/17	2.889	3 month KWCDC	3,796,782
	MYR	113,040		11/26/18	3 month KLIBOR	3.955	36,782
		254,240		12/11/18	3 month KLIBOR	3.972	49,440
	BRL	54,570		01/04/21	12.570	1 month Brazilian Interbank Deposit Average	328,410
		108,600		01/04/21	12.590	1 month Brazilian Interbank Deposit Average	699,675
	KRW	26,509,370		08/14/23	3 month KWCDC	3.415	(1,973,020)
	MYR	34,420		08/15/23	3 month KLIBOR	4.520	(157,129)
	KRW	11,159,200		08/21/23	3 month KWCDC	3.563	(948,564)
	MYR	64,380		09/26/23	3 month KLIBOR	4.330	(21,044)
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	(1,956,194)
		62,836,430		11/06/23	3 month KWCDC	3.320	(4,311,682)
		18,223,710		11/13/23	3 month KWCDC	3.415	(1,376,561)
		12,906,270		12/26/23	3 month KWCDC	3.470	(1,018,891)
		45,184,500		01/07/24	3 month KWCDC	3.471	(3,667,206)
		20,648,340		01/15/24	3 month KWCDC	3.465	(1,667,932)
		34,996,240		01/15/24	3 month KWCDC	3.445	(2,771,444)
		38,722,640		01/16/24	3 month KWCDC	3.457	(3,109,119)
		54,917,425		01/17/24	3 month KWCDC	3.440	(4,332,745)
		25,805,850		01/29/24	3 month KWCDC	3.383	(1,925,627)
	MYR	104,420		12/16/24	4.830	3 month KLIBOR	94,223
	KRW	8,900,000		12/18/28	3 month KWCDC	3.495	(925,771)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Morgan Stanley & Co. International PLC	KRW	19,402,350		10/13/17	2.250%	3 month KWCDC	$71,689
		113,180,350		10/13/17	2.245	3 month KWCDC	403,157
		14,081,670		10/16/17	2.250	3 month KWCDC	52,365
		14,081,680		10/16/17	2.245	3 month KWCDC	50,493
		53,882,840		10/30/17	2.168	3 month KWCDC	98,810
		132,770,610		10/30/17	2.175	3 month KWCDC	269,924
	BRL	63,100		01/04/21	1 month Brazilian Interbank Deposit Average	11.980%	16,338
		102,370		01/04/21	12.185	1 month Brazilian Interbank Deposit Average	186,053
		106,750		01/04/21	12.430	1 month Brazilian Interbank Deposit Average	505,216
		108,230		01/04/21	12.480	1 month Brazilian Interbank Deposit Average	565,574
		108,600		01/04/21	12.580	1 month Brazilian Interbank Deposit Average	687,796
		123,590		01/04/21	12.263	1 month Brazilian Interbank Deposit Average	355,402
		156,780		01/04/21	12.527	1 month Brazilian Interbank Deposit Average	869,920
		209,350		01/04/21	12.216	1 month Brazilian Interbank Deposit Average	452,319
		311,170		01/04/21	12.190	1 month Brazilian Interbank Deposit Average	584,141
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	(2,638,982)
	MYR	198,250	(a)	09/19/23	3 month KLIBOR	4.699	(165,889)
		116,840	(a)	09/20/23	3 month KLIBOR	4.802	(229,841)
	KRW	24,219,470		01/09/24	3 month KWCDC	3.455	(1,937,795)
		13,384,100		01/20/24	3 month KWCDC	3.440	(1,045,383)
Morgan Stanley Capital Services, Inc.	MYR	67,180		11/20/18	3 month KLIBOR	3.933	35,065
	KRW	8,653,900		08/16/23	3 month KWCDC	3.485	(687,039)

TOTAL							$(67,495,882)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,100		02/27/15	3 month LIBOR	1.414%	$(5,239)	$(27,544)
	1,798,000	(a)	03/18/17	3 month LIBOR	1.250	(9,952,645)	2,995,644
	1,371,600	(a)	08/04/17	3 month LIBOR	2.195	(1,809,785)	(2,962,149)
GBP	553,000	(a)	09/12/17	6 month GBP	2.250	(190,963)	(6,686,188)
	$405,280	(a)	03/18/18	3 month LIBOR	1.500	(1,337,902)	537,069
PLN	285,790		06/17/19	3.048%	6 month WIBOR	1,329,744	3,848,018
	285,790		06/17/19	6 month WIBOR	3.045	422	(5,164,696)
EUR	127,140		06/18/19	6 month EURO	1.250	(3,279,231)	(4,144,824)
NZD	497,570		12/17/19	4.500	3 month NZDOR	(5,718,907)	15,178,208

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

AUD	329,670		12/17/19	6 month AUDOR	3.750%	$(16,252,727)	$2,478,512
EUR	387,400	(a)	03/18/20	0.750%	6 month EURO	7,992,410	607,988
	$3,954,200	(a)	03/18/20	3 month LIBOR	2.250	(86,992,500)	15,100,795
GBP	108,320	(a)	02/05/21	2.840	6 month GBP	(2,917,953)	11,826,179
	$2,041,400	(a)	08/04/21	3.025	3 month LIBOR	7,458,881	48,617,152
GBP	561,480	(a)	09/12/21	2.680	6 month GBP	(1,989,179)	35,356,494
	$6,400,900	(a)	03/18/22	3 month LIBOR	2.500	(200,102,239)	41,726,691
EUR	130,060	(a)	03/18/22	6 month EURO	1.250	(6,476,066)	(1,073,159)
JPY	204,373,140	(a)	03/18/22	6 month JYOR	0.500	(13,745,171)	(4,660,356)
	205,469,680	(a)	12/19/23	1.250	6 month JYOR	(14,663,891)	64,198,414
SEK	1,792,970	(a)	12/19/23	3 month STIBOR	3.500	(38,663,619)	19,128,778
CAD	1,207,045	(a)	12/19/23	4.000	6 month CDOR	22,349,514	41,125,386
	$794,405	(a)	12/19/23	4.500	3 month LIBOR	36,792,725	23,094,052
EUR	887,505	(a)	12/19/23	6 month EURO	3.250	(149,616,330)	34,247,725
GBP	1,436,275	(a)	12/19/23	6 month GBP	3.750	(139,687,914)	(21,600,861)
PLN	147,230	(a)	05/20/24	6 month WIBOR	4.095	241	(2,977,236)
	200,040	(a)	07/09/24	6 month WIBOR	3.880	—	(3,468,865)
	207,060	(a)	07/10/24	6 month WIBOR	3.827	341	(3,453,974)
	111,090	(a)	08/21/24	6 month WIBOR	3.325	177	(1,147,906)
	45,890	(a)	09/09/24	3.260	6 month WIBOR	71	(434,101)
	139,130	(a)	09/09/24	6 month WIBOR	3.255	216	(1,307,576)
AUD	539,000	(a)	09/17/24	4.500	6 month AUDOR	(8,663,425)	24,028,153
GBP	336,350	(a)	09/17/24	6 month GBP	3.250	(7,125,812)	(16,842,391)
MXN	656,220	(a)	10/04/24	7.353	Mexico Interbank TIIE 28 Days	190	557,709
	196,860	(a)	10/04/24	7.380	Mexico Interbank TIIE 28 Days	73	180,117
PLN	37,610	(a)	10/13/24	6 month WIBOR	3.040	(401,326)	152,097
	68,750	(a)	10/16/24	6 month WIBOR	2.940	103	(370,985)
MXN	567,530	(a)	12/03/24	7.385	Mexico Interbank TIIE 28 Days	193	494,756
	466,380	(a)	12/03/24	7.390	Mexico Interbank TIIE 28 Days	158	412,216
	232,960	(a)	12/04/24	7.400	Mexico Interbank TIIE 28 Days	62	211,312
	1,226,800	(a)	12/04/24	7.460	Mexico Interbank TIIE 28 Days	417	1,290,705
	239,280	(a)	12/04/24	7.470	Mexico Interbank TIIE 28 Days	81	257,529
	233,740	(a)	12/04/24	7.480	Mexico Interbank TIIE 28 Days	79	257,220
ZAR	1,909,520	(a)	12/10/24	8.733	3 month JIBAR	827	(160,419)
	2,301,840	(a)	12/17/24	8.732	3 month JIBAR	992	(220,237)
NOK	4,314,985	(a)	12/18/24	3 month NIBOR	3.500	(11,885,185)	(14,242,793)
GBP	722,025	(a)	12/18/24	3.250	6 month GBP	5,143,433	45,103,847
AUD	308,200	(a)	12/18/24	6 month AUDOR	4.500	(6,890,397)	(1,411,169)
CHF	499,460	(a)	12/18/24	6 month CHFOR	1.500	(12,282,906)	(1,865,255)
EUR	1,044,300	(a)	12/18/24	6 month EURO	2.000	1,994,114	(46,732,191)
JPY	220,622,230	(a)	03/18/25	0.500	6 month JYOR	(20,835,183)	13,620,478
CAD	1,509,450	(a)	03/18/25	2.500	6 month CDOR	4,959,572	17,147,803
	$867,060	(a)	03/18/25	3 month LIBOR	3.000	(54,266,632)	2,836,795
SEK	1,537,770	(a)	03/18/25	3 month STIBOR	1.500	(1,453,050)	(2,307,740)
AUD	157,430	(a)	03/18/25	3.500	6 month AUDOR	1,411,828	2,347,758
NZD	363,190	(a)	03/18/25	4.500	3 month NZDOR	6,817,057	1,922,577
EUR	1,168,310	(a)	03/18/25	6 month EURO	1.500	(70,752,720)	(20,357,737)
GBP	1,043,870	(a)	03/18/25	6 month GBP	3.000	(130,522,326)	(40,704,302)
JPY	44,523,270	(a)	05/09/25	6 month JYOR	1.650	4,669,886	(11,491,187)
	$1,103,500	(a)	08/04/26	3 month LIBOR	3.409	(14,521,210)	(56,213,140)
GBP	304,580	(a)	09/12/26	6 month GBP	2.980	1,982,848	(39,002,505)
JPY	27,115,470	(a)	05/09/27	1.880	6 month JYOR	(4,070,551)	11,826,689
	$2,024,700	(a)	03/18/30	3 month LIBOR	3.250	(188,447,322)	8,588,564
CAD	209,450	(a)	12/18/34	3.750	6 month CDOR	4,802,776	363,651
	$917,630	(a)	12/18/34	3.750	3 month LIBOR	13,672,066	30,165,230
AUD	64,830	(a)	12/18/34	5.000	6 month AUDOR	(479,382)	2,929,345

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	79,300	(a)	12/18/34	6 month EURO	2.250%	$(3,458,902)	$519,586
	GBP	899,785	(a)	12/18/34	6 month GBP	3.250	(34,784,850)	(34,980,915)
		60,170	(a)	02/05/36	6 month GBP	3.500	(2,892,604)	(16,090,091)
		$647,615	(a)	12/20/44	3.500%	3 month LIBOR	3,137,955	15,739,698
	GBP	981,605	(a)	12/20/44	6 month GBP	3.000	(17,321,344)	(40,935,506)
	JPY	54,951,200	(a)	03/20/45	1.500	6 month JYOR	(432,433)	19,105,473
		$1,126,700	(a)	03/20/45	3 month LIBOR	3.500	(180,316,801)	(4,285,783)
		276,170		03/20/45	3.500	3 month LIBOR	42,933,193	2,315,494
	EUR	40,200	(a)	03/20/45	6 month EURO	2.250	(9,085,640)	(568,529)
	GBP	442,285	(a)	03/20/45	6 month GBP	3.250	(111,868,701)	(47,628,011)

TOTAL							$(1,418,708,318)	$106,921,586

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$13,180	1.000%	03/20/19	0.652%	$(21,024)	$(170,978)
		31,200	1.000	06/20/19	0.712	(171,808)	(226,297)
Barclays Bank PLC		98,670	(1.000)	03/20/19	0.652	(279,113)	(1,158,280)
Citibank NA		518,290	1.000	03/20/19	0.652	(2,169,521)	(5,380,761)
		1,291,770	1.000	06/20/19	0.712	(6,494,831)	(9,987,867)
JPMorgan Securities, Inc.		66,660	1.000	03/20/19	0.652	(264,740)	(706,341)
		59,660	1.000	06/20/19	0.712	(326,307)	(434,942)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.162	13,324	390,319

TOTAL						$(9,714,020)	$(17,675,147)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index 23	$1,450,650	5.000%	12/20/19	3.548%	$57,395,423	$35,356,946
CDX North America Investment Grade Index 23	6,029,250	1.000	12/20/19	0.660	101,571,420	(2,750,337)

TOTAL					$158,966,843	$32,606,609

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$11,082	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	$10,188	$13,032
Barclays Bank PLC	29,607	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	67,618	8,175
Credit Suisse International (London)	108,264	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 12	01/12/43	One month LIBOR	192,100	35,636
	102,404	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(424,223)	(248,779)
	24,636	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	22,775	28,955
	61,898	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	92,976	65,480
Deutsche Bank AG	304,677	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(151,360)	931,327
JPMorgan Securities, Inc.	205,020	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	424,613	3,887
	51,755	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.500%, Series 13	01/12/44	One month LIBOR	(39,526)	(201,049)
	88,280	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.000%, Series 13	01/12/44	One month LIBOR	(489,985)	(90,188)
	40,660	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	185,080	(80,863)
	38,631	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	107,798	(196,096)

TOTAL					$(1,946)	$269,517

#	The Fund receives monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$24,651,770,832

Gross unrealized gain	476,246,667
Gross unrealized loss	(582,459,667)

Net unrealized security loss	$(106,213,000)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 76.9%
Australian Dollar – 3.0%
Commonwealth of Australia
AUD	110,000	4.750%	10/21/15	$ 91,536
	100,000	5.250	03/15/19	91,620
	170,000	5.500	04/21/23	168,050

				351,206

Brazilian Real – 3.3%
Brazil Letras do Tesouro Nacional(a)
BRL	538,000	0.000	01/01/16	179,058
Brazil Notas do Tesouro Nacional
	65,137	6.000	08/15/22	24,364
	215,000	10.000	01/01/25	70,799
	285,602	6.000	08/15/50	104,658

				378,879

British Pound – 5.2%
United Kingdom Treasury
GBP	190,000	2.000	01/22/16	301,126
	20,000	4.750	03/07/20	36,661
	50,000	1.750	09/07/22	79,039
	100,000	3.250	01/22/44	179,810

				596,636

Canadian Dollar – 2.3%
Government of Canada
CAD	100,000	3.750	06/01/19	95,277
	110,000	1.500	06/01/23	93,235
	40,000	5.750	06/01/33	52,654
	20,000	4.000	06/01/41	22,833

				263,999

Colombian Peso – 2.5%
Republic of Colombia
COP	602,200,000	8.000	10/28/15	259,515
	22,700,000	11.000	07/24/20	11,583
	18,200,000	7.000	05/04/22	7,682
	17,900,000	7.500	08/26/26	7,567
	10,500,000	6.000	04/28/28	3,822

				290,169

Danish Krone – 0.7%
Kingdom of Denmark
DKK	300,000	3.000	11/15/21	57,605
	80,000	4.500	11/15/39	21,574

				79,179

Euro – 30.8%
Federal Republic of Germany
EUR	75,000	0.000	12/16/16	90,895
	300,000	1.000	02/22/19	378,734
	20,000	2.000	01/04/22	27,224
	30,000	1.500	05/15/23	39,722
	30,000	2.000	08/15/23	41,229
	90,000	1.750	02/15/24	121,200
	70,000	4.000	01/04/37	129,429
	20,000	3.250	07/04/42	34,845
	20,000	2.500	07/04/44	30,769

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Government of Finland(b)
EUR	20,000	1.625%		09/15/22	$ 26,312
Government of France
	110,000	1.000		05/25/18	137,553
	80,000	4.250		10/25/23	126,809
	50,000	4.500		04/25/41	94,769
Italy Buoni Poliennali Del Tesoro
	40,000	1.150		05/15/17	48,987
	50,000	4.500		02/01/18	67,491
	66,478	2.350		09/15/19	86,837
	50,000	4.750		09/01/21	73,626
	150,000	5.500		11/01/22	233,404
	120,000	4.500		05/01/23	176,978
	20,000	2.500		12/01/24	25,533
	20,000	4.750	(b)	09/01/44	31,344
Kingdom of Belgium
	20,000	3.500	(b)	06/28/17	26,319
	30,000	3.000		09/28/19	41,169
	6,000	4.000		03/28/32	10,026
Kingdom of The Netherlands
	50,000	4.500	(b)	07/15/17	67,430
	120,000	2.250	(b)	07/15/22	164,967
	20,000	2.000		07/15/24	27,142
Republic of Austria(b)
	30,000	4.300		09/15/17	40,528
	40,000	3.400		11/22/22	59,418
	5,000	3.150		06/20/44	8,438
Republic of Italy
	100,000	3.750		08/01/15	123,320
	149,781	2.150		11/12/17	187,724
	40,000	4.500		08/01/18	54,799
	12,000	5.750		02/01/33	20,662
Spain Government Bond
	40,000	2.100		04/30/17	50,187
	40,000	0.500		10/31/17	48,291
	70,000	4.500		01/31/18	94,653
	90,000	3.750		10/31/18	121,461
	40,000	2.750	(b)	10/31/24	53,383
	110,000	5.900		07/30/26	187,390
	30,000	5.150	(b)	10/31/44	51,907
Spain Government Inflation Linked Bond(b)
	70,157	0.550		11/30/19	85,520

					3,548,424

Hungarian Forint – 1.7%
Hungary Government Bond
HUF	1,020,000	6.750		11/24/17	4,349
	640,000	4.000		04/25/18	2,535
	9,380,000	6.500		06/24/19	40,917
	16,890,000	3.500		06/24/20	65,488
	6,120,000	7.500		11/12/20	28,509
	6,530,000	7.000		06/24/22	30,520
	5,290,000	6.000		11/24/23	23,836

					196,154

Indonesian Rupiah – 0.5%
Indonesia Government Bond
IDR	171,000,000	8.375		03/15/24	14,290
	479,000,000	9.000		03/15/29	41,480

					55,770

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – 6.4%
Government of Japan
JPY	16,000,000	0.400%		06/20/16	$ 134,407
	31,950,000	0.100		03/20/18	267,658
	8,400,000	1.700		09/20/32	79,282
	15,600,000	1.700		06/20/33	146,564
	6,000,000	1.400		09/20/34	53,202
	4,500,000	1.900		09/20/42	43,474
	2,000,000	2.000		03/20/52	19,837

					744,424

Malaysian Ringgit – 0.9%
Malaysia Government Bond
MYR	30,000	3.260		03/01/18	8,426
	130,000	3.654		10/31/19	36,808
	10,000	3.889		07/31/20	2,823
	90,000	4.048		09/30/21	25,637
	10,000	3.418		08/15/22	2,711
	50,000	3.480		03/15/23	13,571
	10,000	4.444		05/22/24	2,889
	30,000	4.181		07/15/24	8,567

					101,432

Mexican Peso – 4.7%
United Mexican States
MXN	842,600	0.000	(a)	01/15/15	56,988
	1,731,720	0.000	(a)	03/12/15	116,741
	571,060	0.000	(a)	04/01/15	38,385
	361,547	5.000		06/16/16	26,043
	88,015	3.500		12/14/17	6,373
	1,501,500	4.750		06/14/18	101,687
	109,600	8.000		06/11/20	8,374
	1,781,200	6.500		06/10/21	126,861
	366,100	10.000		12/05/24	32,593
	131,400	7.500		06/03/27	9,970
	120,900	8.500		05/31/29	9,930
	122,000	7.750		05/29/31	9,415

					543,360

Norwegian Krone – 2.1%
Kingdom of Norway
NOK	400,000	5.000		05/15/15	54,413
	200,000	4.250		05/19/17	28,972
	400,000	4.500		05/22/19	61,715
	720,000	2.000		05/24/23	100,816

					245,916

Peruvian Nuevo Sol – 0.3%
Republic of Peru
PEN	96,000	5.700	(b)	08/12/24	32,147
	2,000	6.900		08/12/37	697

					32,844

Polish Zloty – 0.1%
Poland Government Bond
PLN	60,000	3.250		07/25/25	18,086

Romanian leu – 0.1%
Romania Government Bond
RON	20,000	5.950		06/11/21	6,252

Russian Ruble – 2.0%
Russian Federation Bond
RUB	270,000	7.600		04/14/21	3,166

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Russian Ruble – (continued)
RUB	9,380,000	7.600%	07/20/22	$ 106,476
	1,520,000	7.000	01/25/23	16,904
	1,020,000	7.000	08/16/23	11,382
	9,340,000	7.050	01/19/28	96,244

				234,172

Singapore Dollar – 1.2%
Republic of Singapore
SGD	75,000	3.125	09/01/22	60,412
	90,000	3.500	03/01/27	75,382

				135,794

South African Rand – 0.4%
Republic of South Africa
ZAR	35,000	8.250	03/31/32	2,948
	120,000	8.500	01/31/37	10,269
	90,000	8.750	01/31/44	7,797
	320,000	8.750	02/28/48	27,862

				48,876

Swedish Krona – 2.1%
Kingdom of Sweden
SEK	700,000	3.000	07/12/16	93,836
	670,000	3.500	06/01/22	103,824
	180,000	1.500	11/13/23	24,446
	100,000	3.500	03/30/39	17,647

				239,753

Swiss Franc – 1.7%
Swiss Confederation
CHF	60,000	3.000	01/08/18	66,283
	70,000	2.000	05/25/22	79,866
	30,000	3.500	04/08/33	45,109

				191,258

Thai Baht – 1.5%
Thailand Government Bond
THB	230,000	3.875	06/13/19	7,432
	2,895,048	1.200	07/14/21	83,897
	650,000	3.650	12/17/21	21,094
	1,160,000	3.625	06/16/23	37,790
	411,476	1.250	03/12/28	11,132
	300,000	3.775	06/25/32	9,334

				170,679

Turkish Lira – 1.4%
Turkey Government Bond
TRY	300,000	6.500	01/07/15	128,418
	20,000	7.100	03/08/23	8,096
	50,000	10.400	03/20/24	24,844

				161,358

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
United States Dollar – 2.0%
Perusahaan Penerbit SBSN(b)
	$200,000	4.350%		09/10/24	$ 199,750
Republic of Argentina(c)
	358,000	0.000		12/15/35	26,134

					225,884

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$ 8,860,504

Structured Notes(b) – 0.7%
Republic of Indonesia (Issuer Standard Chartered Bank)
IDR	1,008,000,000	8.375%		03/19/24	$ 84,237

U.S. Treasury Obligations – 18.9%
United States Treasury Bonds
	$620,000	5.500	%(d)	08/15/28	$ 847,149
	60,000	4.500		02/15/36	80,119
	40,000	2.750		11/15/42	39,988
United States Treasury Inflation Protected Securities
	54,274	1.125		01/15/21	56,487
	40,814	0.375		07/15/23	40,437
	111,943	0.625		01/15/24	112,677
	20,377	1.375		02/15/44	23,163
United States Treasury Notes
	520,000	1.500		06/30/16	527,738
	375,000	0.875		12/31/16	376,346
	70,000	2.375		08/15/24	71,252

TOTAL U.S. TREASURY OBLIGATIONS					$ 2,175,356

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT					$ 11,120,097

Short-term Investment(e) – 0.8%
Repurchase Agreement – 0.8%
Joint Repurchase Agreement Account II
	$100,000	0.082%		01/02/15	$ 100,000

TOTAL INVESTMENTS – 97.3%					$ 11,220,097

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%					307,139

NET ASSETS – 100.0%					$ 11,527,236

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $931,700, which represents approximately 8.1% of net assets as of December 31, 2014.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
DTF	— Depositos Termino Fijo
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America NA	EUR/HUF	03/18/15	$27,611	$240
	IDR/USD	01/20/15	12,678	678
	JPY/USD	03/18/15	15,175	175
	USD/AUD	01/08/15	34,830	2,052
	USD/AUD	03/18/15	57,634	1,346
	USD/CHF	03/18/15	72,091	909
	USD/COP	01/09/15	18,602	1,348
	USD/EUR	03/18/15	29,062	676
	USD/JPY	03/18/15	59,518	482
Barclays Bank PLC	CAD/USD	03/18/15	29,043	43
	CNH/USD	03/18/15	29,482	100
	EUR/PLN	03/18/15	28,714	348
	GBP/EUR	03/18/15	58,124	664
	NOK/EUR	03/18/15	14,531	866
	USD/AUD	03/18/15	55,699	2,892
	USD/CNH	03/18/15	59,516	484
	USD/EUR	03/18/15	29,763	828
	USD/MYR	01/09/15	9,078	27
	USD/SGD	03/18/15	29,190	604
	USD/ZAR	03/18/15	14,723	277
BNP Paribas SA	GBP/EUR	03/18/15	116,248	1,442
	ILS/USD	01/22/15	11,537	269
	MYR/USD	01/20/15	15,011	11
	USD/AUD	01/08/15	66,303	3,731
	USD/CHF	03/18/15	94,149	2,549
	USD/JPY	03/18/15	44,261	739
	USD/PEN	01/23/15	24,615	409
	USD/PLN	01/13/15	11,876	566
Citibank NA (London)	USD/BRL	01/15/15	15,014	232
	USD/CAD	03/18/15	59,005	995
	USD/CHF	03/18/15	95,881	1,623
	USD/GBP	01/09/15	122,826	698
	USD/JPY	03/18/15	87,217	1,783
	USD/RUB	01/26/15	13,462	1,538
	ZAR/USD	03/18/15	15,048	48
Credit Suisse International (London)	USD/COP	01/09/15	25,678	704
Deutsche Bank AG (London)	EUR/HUF	03/18/15	16,915	159
	JPY/USD	03/18/15	30,012	12
	MXN/USD	03/18/15	29,057	57
	NOK/EUR	03/18/15	56,913	2,137
	USD/AUD	03/18/15	73,058	847
	USD/CNH	03/18/15	80,570	745
	USD/IDR	01/30/15	51,037	725
	USD/MXN	01/20/15	61,248	1,448
	USD/MXN	02/19/15	49,554	748
	USD/MYR	01/09/15	44,274	726
	USD/RUB	01/23/15	4,962	1,968
	USD/SGD	03/18/15	29,184	495
	USD/THB	01/30/15	79,583	847
	USD/ZAR	01/20/15	35,339	287
	USD/ZAR	03/18/15	16,680	646

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC	CNH/USD	03/18/15	$146,309	$484
	MYR/USD	01/20/15	15,009	9
	USD/BRL	01/13/15	13,633	427
	USD/CAD	03/18/15	14,768	232
	USD/CNH	03/18/15	197,035	1,350
	USD/MYR	01/09/15	14,810	72
	USD/RON	01/22/15	6,163	186
	USD/SGD	03/18/15	57,500	500
	USD/TRY	03/18/15	14,293	707
	ZAR/USD	01/20/15	16,371	44
JPMorgan Chase Bank (London)	CAD/CHF	03/18/15	24,842	231
	EUR/NOK	03/18/15	28,017	1,045
	IDR/USD	01/20/15	15,802	802
	NOK/EUR	03/18/15	14,531	29
	USD/BRL	01/15/15	29,425	656
	USD/CAD	03/18/15	25,073	480
	USD/CHF	03/18/15	98,082	1,892
	USD/COP	01/23/15	256,691	38,166
	USD/EUR	01/28/15	791,181	16,604
	USD/EUR	03/18/15	165,593	4,112
	USD/IDR	01/30/15	51,037	425
	USD/JPY	03/18/15	29,196	304
	USD/MXN	03/18/15	14,854	146
	USD/NZD	03/18/15	45,798	410
	USD/RUB	01/23/15	8,424	3,320
	USD/TRY	01/20/15	33,864	1,309
	USD/ZAR	03/18/15	14,926	74
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	15,421	421
	BRL/USD	01/15/15	29,448	448
	RUB/USD	01/20/15	46,661	3,161
	RUB/USD	01/23/15	248,419	15,419
	USD/BRL	01/09/15	14,722	278
	USD/BRL	01/15/15	14,916	84
	USD/EUR	01/28/15	90,954	918
	USD/EUR	03/18/15	14,531	466
	USD/HUF	01/22/15	236,798	12,250
	USD/RUB	01/20/15	11,916	84
	USD/TRY	03/18/15	58,343	1,657
	ZAR/USD	03/18/15	15,215	215
Royal Bank of Canada	BRL/USD	01/09/15	29,883	883
	BRL/USD	01/16/15	118,505	505
	CAD/USD	03/18/15	29,010	10
	MXN/USD	01/20/15	38,363	16
	USD/BRL	01/09/15	42,906	1,406
	USD/BRL	01/12/15	14,793	207
	USD/CAD	03/18/15	102,937	2,063
	USD/MXN	01/20/15	9,001	82
	USD/MYR	01/09/15	15,817	85
	USD/ZAR	01/20/15	41,551	1,272
Royal Bank of Scotland PLC	AUD/USD	03/18/15	29,223	7
	USD/AUD	03/18/15	56,823	2,584
	USD/JPY	03/18/15	59,629	371
	USD/MXN	01/20/15	137,690	6,290
Standard Chartered Bank	BRL/USD	01/09/15	15,580	580
	JPY/USD	03/18/15	15,096	96
	USD/CNH	03/18/15	53,356	388
	USD/EUR	03/18/15	29,062	692
	USD/MYR	01/30/15	83,809	5,508
	USD/NZD	03/18/15	43,617	214
	USD/ZAR	03/18/15	14,572	428
State Street Bank and Trust	JPY/EUR	03/18/15	58,124	1,513
	USD/CAD	03/18/15	58,896	1,104
	USD/CHF	03/18/15	75,030	2,075
	USD/CNH	03/18/15	49,494	416
	USD/JPY	03/18/15	59,548	452
	USD/MXN	03/18/15	29,050	950

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London)	BRL/USD	01/16/15	$12,025	$25
	BRL/USD	01/26/15	15,260	260
	EUR/NOK	03/18/15	28,099	963
	NZD/USD	03/18/15	58,831	302
	USD/BRL	01/09/15	28,530	972
	USD/BRL	01/13/15	14,742	258
	USD/BRL	01/16/15	43,511	1,513
	USD/BRL	01/23/15	14,950	50
	USD/CAD	03/18/15	58,715	1,285
	USD/CHF	03/18/15	105,559	2,573
	USD/CNH	03/18/15	50,875	418
	USD/JPY	01/15/15	50,187	334
	USD/PLN	03/18/15	30,267	1,627
	USD/SEK	02/12/15	68,666	1,529
	USD/ZAR	03/18/15	14,877	123
	ZAR/USD	03/18/15	15,161	161
Westpac Banking Corp.	NZD/USD	03/18/15	29,416	36
	USD/AUD	03/18/15	14,612	509
	USD/EUR	01/28/15	37,633	1,122
	USD/EUR	03/18/15	176,949	3,216
	USD/SGD	03/18/15	31,104	684

TOTAL				$201,797

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America NA	CHF/USD	03/18/15	$15,511	$(489)
	CLP/USD	01/23/15	52,182	(1,477)
	COP/USD	01/09/15	29,378	(622)
	EUR/USD	03/18/15	57,519	(1,671)
	NZD/USD	03/18/15	58,444	(307)
	USD/IDR	01/20/15	15,378	(378)
	USD/NZD	03/18/15	131,547	(1,781)
Barclays Bank PLC	AUD/USD	03/18/15	29,223	(408)
	CHF/USD	03/18/15	41,699	(301)
	HUF/USD	03/18/15	28,137	(1,815)
	JPY/USD	03/18/15	28,447	(553)
	MYR/USD	01/20/15	28,958	(42)
	USD/IDR	01/20/15	12,415	(415)
	USD/PHP	01/13/15	15,052	(83)
BNP Paribas SA	DKK/USD	01/13/15	24,357	(870)
	EUR/JPY	03/18/15	29,691	(629)
	EUR/USD	03/18/15	145,310	(2,577)
	HUF/USD	03/18/15	30,332	(1,926)
	JPY/USD	03/18/15	102,506	(1,494)
Citibank NA (London)	AUD/USD	03/18/15	55,699	(2,927)
	CAD/USD	03/18/15	85,374	(2,678)
	EUR/USD	03/18/15	145,310	(3,401)
	JPY/USD	03/18/15	29,723	(277)
	NOK/EUR	03/18/15	14,531	(279)
	PEN/USD	01/23/15	18,517	(384)
	TRY/USD	03/18/15	30,382	(1,358)
	USD/IDR	01/16/15	15,186	(186)
Credit Suisse International (London)	COP/USD	01/09/15	5,787	(213)
	RUB/USD	01/26/15	11,628	(3,372)
	USD/CLP	01/09/15	9,186	(36)
Deutsche Bank AG (London)	CHF/USD	02/10/15	53,561	(2,003)
	CZK/USD	01/13/15	17,219	(624)
	EUR/NOK	03/18/15	14,567	(36)
	HUF/USD	03/18/15	28,077	(1,602)
	IDR/USD	01/30/15	28,099	(353)
	MXN/USD	03/18/15	44,371	(129)
	PHP/USD	01/30/15	78,775	(37)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London) (continued)	PLN/EUR	03/18/15	$29,062	$(809)
	PLN/USD	03/18/15	28,334	(1,666)
	RUB/USD	01/23/15	140,245	(59,976)
	USD/IDR	01/20/15	15,497	(497)
	USD/THB	01/30/15	31,624	(39)
	ZAR/USD	03/18/15	17,454	(813)
HSBC Bank PLC	CNH/USD	03/18/15	102,958	(42)
	EUR/NOK	03/18/15	14,701	(170)
	EUR/USD	03/18/15	29,763	(511)
	INR/USD	01/12/15	17,097	(285)
	KRW/USD	01/30/15	428,177	(16,058)
JPMorgan Chase Bank (London)	EUR/NOK	03/18/15	15,071	(540)
	EUR/USD	03/18/15	29,062	(530)
	JPY/USD	01/15/15	40,779	(146)
	JPY/USD	03/18/15	28,844	(156)
	MXN/USD	01/20/15	13,945	(301)
	NOK/USD	03/18/15	24,257	(2,326)
	RUB/USD	01/23/15	6,842	(1,967)
	SGD/USD	01/08/15	42,830	(1,189)
	TWD/USD	01/30/15	309,723	(13,752)
	USD/GBP	03/18/15	59,189	(199)
	USD/TRY	03/18/15	30,516	(516)
Merrill Lynch International Bank Ltd.	TRY/USD	03/18/15	38,803	(1,574)
Morgan Stanley & Co. International PLC	INR/USD	01/27/15	29,474	(526)
	JPY/USD	03/18/15	29,574	(426)
	PLN/USD	01/13/15	21,261	(1,028)
	TRY/USD	03/18/15	28,876	(1,222)
	USD/BRL	01/16/15	30,356	(356)
	USD/RUB	01/20/15	18,297	(1,047)
	USD/RUB	01/23/15	72,100	(4,100)
Royal Bank of Canada	CAD/USD	03/18/15	87,538	(1,462)
	JPY/USD	03/18/15	28,740	(260)
	MXN/USD	03/18/15	26,197	(1,373)
	TRY/USD	03/18/15	27,580	(1,065)
	USD/MXN	01/20/15	91,146	(330)
Royal Bank of Scotland PLC	EUR/USD	03/18/15	14,531	(392)
	INR/USD	01/15/15	58,764	(1,126)
	INR/USD	01/27/15	29,349	(651)
	USD/TRY	03/18/15	29,599	(599)
Standard Chartered Bank	CLP/USD	01/09/15	28,942	(546)
	IDR/USD	01/30/15	83,987	(1,779)
	TRY/USD	03/18/15	28,217	(1,281)
	USD/CLP	01/09/15	6,043	(43)
	USD/KRW	01/09/15	15,233	(233)
	USD/KRW	01/15/15	30,178	(178)
	USD/PHP	01/12/15	14,916	(105)
	ZAR/USD	03/18/15	11,966	(591)
State Street Bank and Trust	GBP/USD	03/18/15	60,033	(307)
UBS AG (London)	CAD/USD	03/18/15	85,793	(2,771)
	EUR/JPY	03/18/15	14,862	(331)
	EUR/NOK	03/18/15	14,605	(74)
	IDR/USD	01/30/15	18,743	(282)
Westpac Banking Corp.	EUR/USD	01/28/15	12,207	(340)
	HKD/USD	01/08/15	196,870	(38)
	NZD/USD	03/18/15	24,771	(42)
	USD/NZD	03/18/15	71,942	(436)

TOTAL				$(167,135)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	8	June 2015	$1,991,300	$382
Eurodollars	4	September 2015	993,500	441
Ultra Long U.S. Treasury Bonds	4	March 2015	660,750	31,556
2 Year German Euro-Schatz	2	March 2015	268,849	420
5 Year German Euro-Bobl	(2)	March 2015	(315,291)	(2,145)
10 Year German Euro-Bund	(1)	March 2015	(188,610)	(3,111)
10 Year U.K. Long Gilt	(1)	March 2015	(186,300)	(5,192)
5 Year U.S. Treasury Notes	(7)	March 2015	(832,508)	(285)
10 Year U.S. Treasury Notes	(8)	March 2015	(1,014,375)	(3,373)
20 Year U.S. Treasury Bonds	(1)	March 2015	(144,562)	(4,002)

TOTAL				$14,691

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	KRW	52,820	11/04/17	2.060%	3 month KWCDC	$(54)
	COP	9,490	12/04/19	Colombia IBR Overnight Interbank	4.850%	82
	KRW	6,270	12/13/23	3 month KWCDC	3.488	(504)
		2,150	01/16/24	3 month KWCDC	3.445	(171)
	COP	66,190	11/18/24	Colombia IBR Overnight Interbank	6.020	608
	MXN	610	03/03/26	6.930	Mexico Interbank TIIE 28 Days	2,538
Barclays Bank PLC	KRW	99,120	11/07/17	2.033	3 month KWCDC	(170)
		211,330	05/30/23	3 month KWCDC	2.995	(9,165)
Citibank NA (London)	BRL	610	01/04/16	8.890	1 month Brazilian Interbank Deposit Average	(11,064)
	THB	2,660	11/17/16	1.905	6 month Thai Baht	41
	KRW	208,190	10/06/17	2.238	3 month KWCDC	680
		27,790	10/14/17	2.240	3 month KWCDC	96
		100,000	10/28/17	2.173	3 month KWCDC	198
	CLP	22,720	03/13/19	6 month CLICP	4.650	(1,689)
	KRW	6,300	12/18/23	3 month KWCDC	3.420	(474)
		73,270	01/10/24	3 month KWCDC	3.475	(5,973)
	COP	10,590	04/16/24	Colombia 90 days DTF	5.920	100
	KRW	47,740	07/11/24	2.940	3 month KWCDC	1,972
Credit Suisse First Boston Corp.	CLP	20,370	04/28/17	6 month CLICP	3.980	(649)
		6,240	07/28/17	6 month CLICP	3.640	(114)
	COP	35,680	04/15/19	Colombia 90 days DTF	5.110	6
		28,990	06/18/19	Colombia IBR Overnight Interbank	5.350	(75)
		9,290	12/04/19	Colombia IBR Overnight Interbank	4.900	71
Deutsche Bank AG (London)	BRL	580	01/04/16	1 month Brazilian Interbank Deposit Average	12.000	1,378
	KRW	36,990	03/03/17	2.850	3 month KWCDC	581
		144,490	10/06/17	2.245	3 month KWCDC	496
		106,370	10/13/17	2.247	3 month KWCDC	386
		31,550	11/04/17	2.075	3 month KWCDC	(20)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Deutsche Bank AG (London) (continued)	BRL	770	01/02/18	11.610%	1 month Brazilian Interbank Deposit Average	$(5,451)
	CLP	7,240	04/10/19	6 month CLICP	4.430%	(413)
	COP	19,820	06/17/19	Colombia IBR Overnight Interbank	5.320	(41)
	CLP	6,220	07/28/19	6 month CLICP	4.000	(151)
	MXN	470	06/01/23	6.255	Mexico Interbank TIIE 28 Days	709
JPMorgan Securities, Inc.	THB	800	11/24/16	1.810	6 month Thai Baht	(31)
	COP	31,850	04/22/19	Colombia IBR Overnight Interbank	5.190	(33)
		11,450	12/04/19	Colombia 90 days DTF	4.880	92
	KRW	6,820	12/23/23	3 month KWCDC	3.470	(538)
		54,420	01/07/24	3 month KWCDC	3.471	(4,417)
		36,950	01/15/24	3 month KWCDC	3.445	(2,926)
Morgan Stanley & Co. International PLC		18,510	10/13/17	2.250	3 month KWCDC	68
		108,010	10/13/17	2.245	3 month KWCDC	385
		25,480	10/14/17	2.250	3 month KWCDC	95
		25,490	10/14/17	2.245	3 month KWCDC	91
	CLP	3,300	04/15/19	6 month CLICP	4.350	(169)
	BRL	70	01/04/21	1 month Brazilian Interbank Deposit Average	11.410	468

TOTAL						$(33,151)

(*)	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	200	(a)	09/12/17	6 month GBP	2.250%	$441	$(2,928)
		$880	(a)	03/18/18	1.500%	3 month LIBOR	3,279	(1,540)
	NZD	350		12/17/19	4.500	3 month NZDOR	(703)	7,357
	AUD	230		12/17/19	6 month AUDOR	3.750	(2,376)	(7,234)
		$1,070	(a)	03/18/20	2.250	3 month LIBOR	24,885	(5,431)
	EUR	120	(a)	03/18/20	6 month EURO	0.750	(2,215)	(449)
	GBP	210	(a)	09/12/21	2.680	6 month GBP	(2,729)	15,209
	JPY	38,870	(a)	03/18/22	0.500	6 month JYOR	2,796	704
		$260	(a)	03/18/22	3 month LIBOR	2.500	(7,318)	885
	AUD	180	(a)	09/17/24	4.500	6 month AUDOR	(325)	5,456
	GBP	120	(a)	09/17/24	6 month GBP	3.250	(1,010)	(7,541)
	MXN	720		11/20/24	Mexico Interbank TIIE 28 Days	5.955	—	685
	GBP	270	(a)	12/18/24	3.250	6 month GBP	2,196	16,594
	EUR	360	(a)	12/18/24	6 month EURO	2.000	689	(16,111)
	CAD	90	(a)	03/18/25	2.500	6 month CDOR	296	1,022
		$250	(a)	03/18/25	3 month LIBOR	3.000	(15,647)	818
	AUD	230	(a)	03/18/25	3.500	6 month AUDOR	2,050	3,442
	EUR	50	(a)	03/18/25	6 month EURO	1.500	(2,796)	(1,104)
	GBP	230	(a)	03/18/25	6 month GBP	3.000	(28,245)	(9,482)
	JPY	24,340	(a)	03/18/25	6 month JYOR	0.500	2,083	(1,287)
		70,000	(a)	05/09/25	6 month JYOR	1.650	9,529	(20,253)
	GBP	110	(a)	09/12/26	6 month GBP	2.980	1,712	(15,082)
	JPY	43,000	(a)	05/09/27	1.880	6 month JYOR	(8,577)	20,877
		$1,010	(a)	03/18/30	3 month LIBOR	3.250	(88,183)	(1,538)
	JPY	15,950	(a)	03/18/45	1.500	6 month JYOR	(316)	5,736
		$150	(a)	03/18/45	3.500	3 month LIBOR	23,319	1,258
	GBP	110	(a)	03/18/45	6 month GBP	3.250	(27,369)	(12,299)

TOTAL							$(114,534)	$(22,236)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,113,012

Gross unrealized gain	100,870
Gross unrealized loss	(993,785)

Net unrealized security loss	$(892,915)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM and GSAMI or their affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2014:

BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$78,750,186	$—
Mortgage-Backed Obligations	—	80,095,008	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	59,800,505	8,869,673	—
Asset-Backed Securities	—	23,039,091	1,487,100
Foreign Debt Obligations	2,356,485	10,178,458	—
Structured Note	—	1,510,021	—
Municipal Debt Obligations	—	4,405,930	—
Government Guarantee Obligations	—	5,341,953	—
Investment Company	72,242,057	—	—
Total	$134,399,047	$212,190,320	$1,487,100
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,036,328)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,114,993	$—
Futures Contracts	289,544	—	—
Interest Rate Swap Contracts	—	2,911,810	—
Credit Default Swap Contracts	—	92,968	—
Total	$289,544	$4,119,771	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(501,168)	$—
Futures Contracts	(228,586)	—	—
Interest Rate Swap Contracts	—	(1,677,534)	—
Credit Default Swap Contracts	—	(81,780)	—
Total	$(228,586)	$(2,260,482)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$283,632,690	$—
Mortgage-Backed Obligations	—	310,752,735	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	154,417,287	49,296,991	—
Asset-Backed Securities	—	66,826,601	—
Foreign Debt Obligations	5,434,170	24,176,996	—
Municipal Debt Obligations	—	9,673,713	—
Government Guarantee Obligations	—	28,027,518	—
Investment Company	61,980,738	—	—
Total	$221,832,195	$772,387,244	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(28,703,048)	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,073,371	$—
Futures Contracts	299,375	—	—
Interest Rate Swap Contracts	—	1,915,132	—
Credit Default Swap Contracts	—	48,790	—
Total	$299,375	$4,037,293	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,121,278)	$—
Futures Contracts	(1,433,756)	—	—
Interest Rate Swap Contracts	—	(2,126,415)	—
Total	$(1,433,756)	$(3,247,693)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$156,066,831	$60,929,962	$—
Corporate Obligations	—	88,881,486	—
Foreign Debt Obligations	—	11,171,890	—
Asset-Backed Securities	—	38,911,157	—
Mortgage-Backed Obligations	—	98,161,670	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	16,604,908	3,459,919	—
Government Guarantee Obligations	—	10,139,129	—
Short-term Investments	—	7,600,000	—
Total	$172,671,739	$319,255,213	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(11,133,203)	$—

Derivative Type
Assets
Options Purchased	$—	$223,642	$—
Forward Foreign Currency Exchange Contracts(a)	—	6,476,621	—
Futures Contracts(a)	645,388	—	—
Interest Rate Swap Contracts(a)	—	6,275,281	—
Credit Default Swap Contracts(a)	—	136,471	—
Total	$645,388	$13,112,015	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,727,814)	$—
Futures Contracts(a)	(184,162)	—	—
Interest Rate Swap Contracts(a)	—	(3,325,677)	—
Written Options Contracts	—	(57,821)	—
Total	$(184,162)	$(5,111,312)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$4,232,281,877	$—
Mortgage-Backed Obligations	—	3,892,273,386	—
Asset-Backed Securities	—	3,414,700,547	—
Foreign Debt Obligations	2,259,044,048	3,522,232,832	—
Structured Note	—	6,859,544	—
Municipal Debt Obligations	—	623,898,488	—
Government Guarantee Obligation	—	252,053,059	—
U.S. Treasury Obligations	3,788,306,465	—	—
Senior Term Loans	—	1,618,975,332	170,941,850
Preferred Stocks(b)
North America	—	127,732,464	—
Europe	—	31,525,864	—
Short-term Investments	—	450,000,000	—
Investment Company	154,732,076	—	—
Total	$6,202,082,589	$18,172,533,393	$170,941,850

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$432,660,493	$—
Futures Contracts	26,022,062	—	—
Interest Rate Swap Contracts	—	592,201,271	—
Credit Default Swap Contracts	—	35,747,265	—
Total Return Swap Contracts	—	1,086,492	—
Total	$26,022,062	$1,061,695,521	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(191,909,600)	$—
Futures Contracts	(44,073,390)	—	—
Interest Rate Swap Contracts	—	(552,775,567)	—
Credit Default Swap Contracts	—	(20,815,803)	—
Total Return Swap Contracts	—	(816,975)	—
Total	$(44,073,390)	$(766,317,945)	$—

WORLD BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$3,988,942	$4,871,562	$—
Structured Note	—	84,237	—
U.S. Treasury Obligations	2,175,356	—	—
Short-term Investments	—	100,000	—
Total	$6,164,298	$5,055,799	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$201,797	$—
Futures Contracts	32,799	—	—
Interest Rate Swap Contracts	—	91,184	—
Total	$32,799	$292,981	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(167,135)	$—
Futures Contracts	(18,108)	—	—
Interest Rate Swap Contracts	—	(146,571)	—
Total	$(18,108)	$(313,706)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund(s) utilize(s) fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Global Income	$7,600,000	$7,600,034	$7,776,007
World Bond	100,000	100,000	102,316

REPURCHASE AGREEMENTS — At December 31, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Global Income	World Bond
BNP Paribas Securities Co.	0.070%	$579,268	$7,622
Citigroup Global Markets, Inc.	0.080	4,634,147	60,975
Merrill Lynch & Co., Inc.	0.080	648,780	8,537
TD Securities (USA) LLC	0.090	1,737,805	22,866
TOTAL		$7,600,000	$100,000

At December 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.220% to 3.200%	07/09/15 to 12/26/24
Federal Home Loan Mortgage Corp.	3.500	10/01/25
Federal National Mortgage Association	0.875 to 5.500	10/26/17 to 12/01/44
Government National Mortgage Association	3.000 to 3.500	11/20/42
Tennessee Valley Authority	2.875	09/15/24
United States Treasury Notes	1.625 to 2.625	04/30/19 to 11/15/20

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Global Income and World Bond Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of certain Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2015

*	Print the name and title of each signing officer under his or her signature.